STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 12.5%
Activision Blizzard, Inc. 1,897 156,749
Alphabet, Inc., Class A
a
740 1,101,083
Alphabet, Inc., Class C
a
721 1,069,214
AT&T, Inc. 17,588 520,253
Charter Communications, Inc., Class A
a,b
374 216,920
Comcast Corp., Class A 11,229 480,601
Electronic Arts, Inc.
a
715 101,258
Facebook, Inc., Class A
a
5,929 1,504,010
Netflix, Inc.
a
1,084 529,946
Sirius XM Holdings, Inc. 3,240 19,051
T-Mobile US, Inc.
a
1,428 153,339
Verizon Communications, Inc. 10,200 586,296
Walt Disney Co. (The) 4,453 520,734
6,959,454
Consumer Discretionary – 12.1%
Amazon.com, Inc.
a
1,032 3,265,950
Booking Holdings, Inc.
a
103 171,199
Dollar General Corp. 625 119,000
eBay, Inc. 1,732 95,745
General Motors Co. 3,102 77,209
Home Depot, Inc. (The) 2,652 704,079
Las Vegas Sands Corp. 829 36,178
Lowe's Cos., Inc. 1,861 277,122
Marriott International, Inc., Class A 664 55,660
McDonald's Corp. 1,836 356,698
Nike, Inc., Class B 3,060 298,687
O'Reilly Automotive, Inc.
a
181 86,406
Ross Stores, Inc. 878 78,730
Starbucks Corp. 2,882 220,559
Target Corp. 1,231 154,958
Tesla, Inc.
a
360 515,074
TJX Cos., Inc. (The) 2,955 153,630
Yum! Brands, Inc. 741 67,468
6,734,352
Consumer Staples – 7.4%
Altria Group, Inc. 4,582 188,549
Brown-Forman Corp., Class A 129 8,158
Brown-Forman Corp., Class B 467 32,382
Coca-Cola Co. (The) 9,530 450,197
Colgate-Palmolive Co. 2,111 162,969
Constellation Brands, Inc., Class A 414 73,775
Costco Wholesale Corp. 1,086 353,525
Estee Lauder Cos., Inc. (The), Class A 555 109,635
General Mills, Inc. 1,495 94,589
Keurig Dr Pepper, Inc. 807 24,686
Kimberly-Clark Corp. 842 128,018
Kraft Heinz Co. (The) 1,535 52,773
Mondelez International, Inc., Class A 3,519 195,269
Monster Beverage Corp.
a
938 73,614
PepsiCo, Inc. 3,423 471,210
Philip Morris International, Inc. 3,838 294,797
Procter & Gamble Co. (The) 6,107 800,750
SYSCO Corp. 1,248 65,957
Walgreens Boots Alliance, Inc. 1,818 74,011
Walmart, Inc. 3,493 451,994
4,106,858
Energy – 2.0%
Chevron Corp. 4,609 386,879
ConocoPhillips 2,630 98,336
EOG Resources, Inc. 1,437 67,323
Exxon Mobil Corp. 10,423 438,600
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 2.0% (continued)
Kinder Morgan, Inc. 4,793 67,581
Phillips 66 1,078 66,858
1,125,577
Financials – 9.5%
Aflac, Inc. 1,801 64,062
Allstate Corp. (The) 777 73,341
American Express Co. 1,626 151,738
AON PLC 555 113,897
Bank of America Corp. 19,306 480,333
Bank of New York Mellon Corp. (The) 1,980 70,983
Berkshire Hathaway, Inc., Class B
a
4,794 938,569
BlackRock, Inc. 379 217,929
Blackstone Group, Inc. (The), Class A 1,653 88,072
Capital One Financial Corp. 1,121 71,520
Charles Schwab Corp. (The) 2,827 93,715
Chubb Ltd. 1,115 141,873
Citigroup, Inc. 5,192 259,652
CME Group, Inc., Class A 884 146,903
Goldman Sachs Group, Inc. (The) 771 152,627
Intercontinental Exchange, Inc. 1,364 132,008
JPMorgan Chase & Co. 7,520 726,733
Marsh & McLennan Cos., Inc. 1,259 146,799
MetLife, Inc. 1,905 72,104
Moody's Corp. 398 111,957
Morgan Stanley 2,951 144,245
PNC Financial Services Group, Inc. (The) 1,056 112,643
Progressive Corp. (The) 1,442 130,270
S&P Global, Inc. 595 208,399
Truist Financial Corp. 3,321 124,405
US Bancorp 3,409 125,588
Wells Fargo & Co. 9,211 223,459
5,323,824
Health Care – 14.6%
Abbott Laboratories 4,361 438,891
AbbVie, Inc. 4,344 412,289
Amgen, Inc. 1,454 355,750
Anthem, Inc. 618 169,208
Baxter International, Inc. 1,257 108,580
Becton, Dickinson & Co. 725 203,972
Boston Scientific Corp.
a
3,518 135,689
Bristol-Myers Squibb Co. 5,605 328,789
Centene Corp.
a
1,445 94,286
Cigna Corp. 907 156,630
CVS Health Corp. 3,223 202,856
Danaher Corp. 1,551 316,094
Edwards Lifesciences Corp.
a
1,515 118,791
Eli Lilly & Co. 2,075 311,852
Gilead Sciences, Inc. 3,095 215,195
Humana, Inc. 326 127,939
Illumina, Inc.
a
362 138,342
Intuitive Surgical, Inc.
a
288 197,407
IQVIA Holdings, Inc.
a
437 69,216
Johnson & Johnson 6,500 947,440
Medtronic PLC 3,303 318,673
Merck & Co., Inc. 6,223 499,334
Pfizer, Inc. 13,694 526,945
Regeneron Pharmaceuticals, Inc.
a
250 158,018
Stryker Corp. 794 153,480
Thermo Fisher Scientific, Inc. 974 403,187
UnitedHealth Group, Inc. 2,340 708,505
Vertex Pharmaceuticals, Inc.
a
636 172,992

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.6% (continued)
Zoetis, Inc. 1,171 177,617
8,167,967
Industrials – 5.9%
3M Co. 1,420 213,667
Boeing Co. (The) 1,319 208,402
Caterpillar, Inc. 1,347 178,989
CSX Corp. 1,907 136,045
Deere & Co. 773 136,288
Eaton Corp. PLC 1,003 93,409
Emerson Electric Co. 1,475 91,465
FedEx Corp. 594 100,030
General Dynamics Corp. 574 84,229
General Electric Co. 21,569 130,924
Honeywell International, Inc. 1,731 258,559
Illinois Tool Works, Inc. 718 132,823
L3harris Technologies, Inc. 536 90,225
Lockheed Martin Corp. 610 231,172
Norfolk Southern Corp. 636 122,246
Northrop Grumman Corp. 381 123,829
Raytheon Technologies Corp. 3,625 205,465
Roper Technologies, Inc. 256 110,707
Uber Technologies, Inc.
a
545 16,492
Union Pacific Corp. 1,675 290,361
United Parcel Service, Inc., Class B 1,734 247,546
Waste Management, Inc. 957 104,887
3,307,760
Information Technology – 29.8%
Accenture PLC, Class A 1,569 352,680
Adobe, Inc.
a
1,189 528,296
Advanced Micro Devices, Inc.
a
2,886 223,463
Amphenol Corp., Class A 726 76,782
Analog Devices, Inc. 906 104,054
Apple, Inc. 10,061 4,276,327
Applied Materials, Inc. 2,258 145,257
Autodesk, Inc.
a
540 127,672
Automatic Data Processing, Inc. 1,061 141,018
Broadcom, Inc. 988 312,949
Cisco Systems, Inc. 10,456 492,478
Cognizant Technology Solutions Corp., Class A 1,334 91,139
Fidelity National Information Services, Inc. 1,526 223,269
Fiserv, Inc.
a
1,387 138,409
Global Payments, Inc. 738 131,379
Intel Corp. 10,452 498,874
International Business Machines Corp. 2,186 268,747
Intuit, Inc. 645 197,609
LAM Research Corp. 359 135,400
Mastercard , Inc., Class A 2,180 672,595
Micron Technology, Inc.
a
2,741 137,201
Microsoft Corp. 18,729 3,839,632
NVIDIA Corp. 1,519 644,952
Oracle Corp. 5,152 285,678
PayPal Holdings, Inc.
a
2,897 568,015
Qualcomm, Inc. 2,775 293,068
salesforce.com, Inc.
a
2,220 432,567
ServiceNow , Inc.
a
469 205,985
Texas Instruments, Inc. 2,267 289,156
Visa, Inc., Class A
b
4,166 793,206
16,627,857
Materials – 1.8%
Air Products & Chemicals, Inc. 543 155,640
Dow, Inc. 1,823 74,853
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 1.8% (continued)
DuPont de Nemours, Inc. 1,807 96,638
Ecolab, Inc., Class W 615 115,054
Linde PLC 1,296 317,663
Newmont Corp. 2,000 138,400
Sherwin-Williams Co. (The) 199 128,936
1,027,184
Real Estate – 2.0%
American Tower Corp.
c
1,095 286,222
Crown Castle International Corp.
c
1,028 171,368
Digital Realty Trust, Inc.
c
669 107,401
Equinix , Inc.
c
218 171,235
ProLogis , Inc.
c
1,821 191,970
Public Storage
c
374 74,755
SBA Communications Corp., Class A
c
276 85,985
1,088,936
Utilities – 2.2%
American Electric Power Co., Inc. 1,222 106,167
Dominion Energy, Inc. 2,070 167,732
Duke Energy Corp. 1,815 153,803
Exelon Corp. 2,399 92,626
NextEra Energy, Inc. 1,207 338,805
Sempra Energy 720 89,611
Southern Co. (The) 2,607 142,368
WEC Energy Group, Inc. 792 75,446
Xcel Energy, Inc. 1,295 89,407
1,255,965
Total Common Stocks (cost $49,047,581) 55,725,734
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $52,849) 52,849 52,849
Total Investments (cost $49,100,430) 99.9% 55,778,583
Cash and Receivables (Net) 0.1% 58,127
Net Assets 100.0% 55,836,710

See Notes to Statements of Investments
a
Non-income producing security.
b
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $658,956 and the value of the collateral was $672,164, consisting of U.S. Government &
Agency securities.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of July 31, 2020.

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 4.1%
Altice USA, Inc., Class A
a
1,456 39,298
Cable One, Inc. 29 52,854
CenturyLink, Inc. 5,392 52,033
Discovery, Inc., Class A
a,b
846 17,851
Discovery, Inc., Class C
a
1,742 33,011
DISH Network Corp., Class A
a
1,381 44,344
Fox Corp., Class A 1,842 47,468
Fox Corp., Class B 846 21,801
GCI Liberty, Inc., Class A
a
524 41,076
IAC/InterActiveCorp
a
397 52,571
Interpublic Group of Cos., Inc. (The) 2,094 37,797
Liberty Broadband Corp., Class A
a
138 18,631
Liberty Broadband Corp., Class C
a
827 113,522
Liberty Media Corp.-Liberty Formula One, Class
A
a
146 4,831
Liberty Media Corp.-Liberty Formula One, Class
C
a
1,119 39,657
Liberty Media Corp.-Liberty SiriusXM, Class A
a
475 16,525
Liberty Media Corp.-Liberty SiriusXM, Class C
a
927 32,436
Live Nation Entertainment, Inc.
a
782 36,605
News Corp., Class A 2,152 27,374
News Corp., Class B 694 8,855
Omnicom Group, Inc. 1,154 62,004
Pinterest, Inc., Class A
a
683 23,420
Roku, Inc., Class A
a
493 76,361
Snap, Inc., Class A
a
4,427 99,253
Take-Two Interactive Software, Inc.
a
615 100,872
Twitter, Inc.
a
4,244 154,482
Viacomcbs, Inc. 58 1,609
ViacomCBS, Inc., Class B 2,912 75,916
Zillow Group, Inc., Class A
a
197 13,414
Zillow Group, Inc., Class C
a
745 50,951
Zynga, Inc., Class A
a
5,242 51,529
1,448,351
Consumer Discretionary – 10.2%
Advance Auto Parts, Inc. 378 56,753
Aptiv PLC 1,455 113,126
Aramark 1,392 29,399
Autoliv, Inc.
b
434 28,223
AutoZone, Inc.
a
127 153,342
Best Buy Co., Inc. 1,286 128,073
BorgWarner, Inc.
b
1,110 40,626
Bright Horizons Family Solutions, Inc.
a
320 34,317
Burlington Stores, Inc.
a
359 67,492
CarMax, Inc.
a
878 85,140
Carnival Corp.
b
2,545 35,325
Chipotle Mexican Grill, Inc., Class A
a
139 160,567
D.R. Horton, Inc. 1,842 121,867
Darden Restaurants, Inc. 698 52,978
Dollar Tree, Inc.
a
1,282 119,675
Domino's Pizza, Inc. 213 82,348
Draftkings, Inc., Class A
a,b
1,327 44,289
Etsy, Inc.
a
650 76,947
Expedia Group, Inc. 741 60,028
Ford Motor Co. 21,121 139,610
Garmin Ltd. 858 84,590
Gentex Corp. 1,310 35,357
Genuine Parts Co. 789 71,128
Hasbro, Inc. 698 50,786
Hilton Worldwide Holdings, Inc. 1,593 119,555
Lear Corp. 301 33,224
Lennar Corp., Class A 1,532 110,840
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.2% (continued)
Lennar Corp., Class B 94 5,064
LKQ Corp.
a
1,631 45,978
Lululemon Athletica, Inc.
a
622 202,517
MercadoLibre, Inc.
a
246 276,657
MGM Resorts International
b
2,678 43,089
Mohawk Industries, Inc.
a
328 26,191
Newell Brands, Inc. 2,040 33,456
NVR, Inc.
a
19 74,673
Pool Corp. 219 69,357
PulteGroup, Inc. 1,444 62,958
Royal Caribbean Cruises Ltd. 994 48,418
Service Corp. International 954 41,365
Tiffany & Co. 589 73,837
Tractor Supply Co. 624 89,070
Ulta Beauty, Inc.
a
308 59,441
Vail Resorts, Inc. 221 42,439
VF Corp. 1,723 104,000
Wayfair, Inc., Class A
a,b
370 98,453
Whirlpool Corp.
b
341 55,624
Wynn Resorts Ltd. 521 37,736
3,625,928
Consumer Staples – 4.3%
Archer-Daniels-Midland Co. 3,195 136,842
Bunge Ltd. 759 32,971
Campbell Soup Co.
b
908 45,010
Casey's General Stores, Inc. 203 32,316
Church & Dwight Co., Inc. 1,420 136,789
Clorox Co. (The) 677 160,117
ConAgra Brands, Inc. 2,629 98,456
Herbalife Nutrition Ltd.
a
529 27,106
Hershey Co. (The) 852 123,889
Hormel Foods Corp. 1,665 84,682
JM Smucker Co. (The) 614 67,141
Kellogg Co. 1,350 93,136
Kroger Co. (The) 4,470 155,511
Lamb Weston Holdings, Inc. 800 48,064
McCormick & Co., Inc. 668 130,193
Pilgrim's Pride Corp.
a
298 4,574
Post Holdings, Inc.
a
354 31,414
Reynolds Consumer Products, Inc. 265 9,026
Tyson Foods, Inc., Class A 1,715 105,387
1,522,624
Energy – 3.3%
Baker Hughes Co., Class A 3,541 54,850
Cabot Oil & Gas Corp. 2,149 40,186
Cheniere Energy, Inc.
a
1,235 61,108
Concho Resources, Inc. 1,059 55,640
Continental Resources, Inc.
b
486 8,403
Diamondback Energy, Inc. 867 34,559
Halliburton Co. 4,796 68,727
Hess Corp. 1,427 70,223
HollyFrontier Corp. 825 22,687
Marathon Petroleum Corp. 3,623 138,399
Occidental Petroleum Corp. 4,858 76,465
Oneok, Inc. 2,388 66,649
Pioneer Natural Resources Co. 889 86,162
Schlumberger Ltd. 7,507 136,177
Valero Energy Corp. 2,205 123,987
Williams Cos., Inc. (The) 6,673 127,654
1,171,876

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 11.2%
AGNC Investment Corp.
c
3,298 44,853
Alleghany Corp. 78 40,741
Ally Financial, Inc. 2,184 43,898
American Financial Group, Inc. 413 25,098
American International Group, Inc. 4,845 155,718
Ameriprise Financial, Inc. 667 102,471
Annaly Capital Management, Inc.
c
7,836 58,065
Apollo Global Management, Inc., Class A
b
1,108 54,403
Arch Capital Group Ltd.
a
2,214 68,081
Arthur J Gallagher & Co. 1,024 110,070
Assurant, Inc. 329 35,358
Brown & Brown, Inc. 1,418 64,476
Carlyle Group, Inc. (The)
b
607 17,281
Citizens Financial Group, Inc. 2,456 60,933
Commerce Bancshares, Inc. 553 31,665
Credit Acceptance Corp.
a,b
72 33,692
Discover Financial Services 1,653 81,708
E*TRADE Financial Corp. 1,267 64,326
Equitable Holdings, Inc. 2,176 44,521
Erie Indemnity Co., Class A 103 21,642
Everest Re Group Ltd. 219 47,915
FactSet Research Systems, Inc. 207 71,684
Fidelity National Financial, Inc. 1,573 50,902
Fifth Third Bancorp 4,073 80,890
First Republic Bank 935 105,169
Franklin Resources, Inc.
b
1,483 31,217
Globe Life, Inc. 538 42,825
Hartford Financial Services Group, Inc. (The) 1,935 81,889
Huntington Bancshares, Inc. 5,555 51,495
KeyCorp 5,332 64,037
KKR & Co., Inc., Class A 3,016 106,676
Lincoln National Corp. 1,061 39,543
Loews Corp. 1,329 48,389
M&T Bank Corp. 701 74,271
Markel Corp.
a
75 78,340
MarketAxess Holdings, Inc. 206 106,440
Morningstar, Inc. 117 19,661
MSCI, Inc., Class A 463 174,079
NASDAQ, Inc. 619 81,281
Northern Trust Corp. 1,123 87,987
People's United Financial, Inc. 2,347 25,324
Principal Financial Group, Inc. 1,394 59,147
Prudential Financial, Inc. 2,200 139,414
Raymond James Financial, Inc. 669 46,482
Regions Financial Corp. 5,235 56,852
Reinsurance Group of America, Inc., Class A 374 31,884
RenaissanceRe Holdings Ltd. 276 49,785
SEI Investments Co. 665 34,799
Signature Bank 296 30,349
State Street Corp. 1,997 127,389
SVB Financial Group
a
282 63,244
Synchrony Financial 3,110 68,824
T Rowe Price Group, Inc. 1,231 170,001
TD Ameritrade Holding Corp. 1,426 51,179
Travelers Cos., Inc. (The) 1,368 156,527
Voya Financial, Inc. 674 33,296
Willis Towers Watson PLC 701 147,217
WR Berkley Corp. 775 47,856
Zions Bancorp NA 875 28,411
3,971,670
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.1%
ABIOMED, Inc.
a
246 73,785
ACADIA Pharmaceuticals, Inc.
a,b
628 26,106
Agilent Technologies, Inc. 1,670 160,871
Alexion Pharmaceuticals, Inc.
a
1,194 122,373
Align Technology, Inc.
a
391 114,884
Alnylam Pharmaceuticals, Inc.
a
617 89,934
AmerisourceBergen Corp., Class A 801 80,252
Avantor, Inc.
a
1,438 31,751
BioMarin Pharmaceutical, Inc.
a
986 118,133
BIO-RAD Laboratories, Inc., Class A
a
117 61,412
Bio-Techne Corp. 209 57,508
Bruker Corp. 565 25,210
Cardinal Health, Inc. 1,575 86,026
Catalent, Inc.
a
883 77,121
Cerner Corp. 1,659 115,218
Charles River Laboratories International, Inc.
a
271 53,926
Chemed Corp. 87 42,821
Cooper Cos., Inc. (The) 268 75,825
DaVita, Inc.
a
465 40,636
DENTSPLY SIRONA, Inc. 1,178 52,539
DexCom, Inc.
a
502 218,641
Elanco Animal Health, Inc.
a
2,141 50,592
Encompass Health Corp. 547 37,240
Exact Sciences Corp.
a
778 73,716
Exelixis, Inc.
a
1,736 40,084
Guardant Health, Inc.
a
278 23,680
Haemonetics Corp.
a
279 24,457
Henry Schein, Inc.
a
766 52,647
Hill-Rom Holdings, Inc. 367 35,680
Hologic, Inc.
a
1,395 97,343
Horizon Therapeutics PLC
a
1,066 65,229
IDEXX Laboratories, Inc.
a
461 183,363
Immunomedics, Inc.
a
1,173 49,536
Incyte Corp.
a
974 96,192
Insulet Corp.
a
355 72,193
Ionis Pharmaceuticals, Inc.
a
697 40,119
Jazz Pharmaceuticals PLC
a
305 33,016
Laboratory Corp. of America Holdings
a
531 102,441
Masimo Corp.
a
272 59,873
McKesson Corp. 882 132,441
Mettler-Toledo International, Inc.
a
130 121,550
Moderna, Inc.
a,b
1,596 118,264
Molina Healthcare, Inc.
a
324 59,843
Mylan NV
a
2,774 44,689
Neurocrine Biosciences, Inc.
a
508 61,143
Novocure Ltd.
a
433 32,817
Penumbra, Inc.
a,b
177 39,278
PerkinElmer, Inc. 599 71,227
Perrigo Co. PLC 730 38,705
PPD, Inc.
a
349 10,250
PRA Health Sciences, Inc.
a
351 37,403
Quest Diagnostics, Inc. 722 91,745
Repligen Corp.
a,b
269 40,595
ResMed, Inc. 783 158,565
Sarepta Therapeutics, Inc.
a
407 62,483
Seattle Genetics, Inc.
a
633 105,249
STERIS PLC 464 74,068
Teladoc Health, Inc.
a
402 95,527
Teleflex, Inc. 253 94,394
Universal Health Services, Inc., Class B 427 46,927
Varian Medical Systems, Inc.
a
497 70,932
Veeva Systems, Inc., Class A
a
734 194,194

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.1% (continued)
Waters Corp.
a
334 71,192
West Pharmaceutical Services, Inc. 402 108,086
Zimmer Biomet Holdings, Inc. 1,126 151,852
4,995,792
Industrials – 14.7%
AECOM
a
856 30,979
Allegion PLC 505 50,227
AMERCO 46 14,616
American Airlines Group, Inc.
b
2,697 29,991
AMETEK, Inc. 1,240 115,630
AO Smith Corp. 723 34,805
Carlisle Cos., Inc. 302 35,962
Carrier Global Corp. 4,492 122,362
CH Robinson Worldwide, Inc.
b
724 67,853
Cintas Corp. 459 138,558
Clarivate PLC
a
1,471 40,673
Copart, Inc.
a
1,116 104,067
CoStar Group, Inc.
a
214 181,849
Cummins, Inc. 798 154,221
Delta Air Lines, Inc. 3,064 76,508
Donaldson Co., Inc. 696 33,645
Dover Corp. 782 80,491
Equifax, Inc. 656 106,639
Expeditors International of Washington, Inc. 896 75,721
Fastenal Co. 3,097 145,683
Fortive Corp. 1,601 112,374
Fortune Brands Home & Security, Inc. 766 58,599
Generac Holdings, Inc.
a
345 54,365
Graco, Inc. 894 47,597
HEICO Corp.
b
225 21,627
HEICO Corp., Class A 399 30,543
Howmet Aerospace, Inc. 2,117 31,289
Hubbell, Inc., Class B 298 40,221
Huntington Ingalls Industries, Inc. 222 38,564
IDEX Corp. 412 67,906
IHS Markit Ltd. 2,168 175,023
Ingersoll Rand, Inc.
a
1,860 58,757
Jacobs Engineering Group, Inc. 703 60,001
JB Hunt Transport Services, Inc. 462 59,783
Johnson Controls International PLC 4,023 154,805
Kansas City Southern 519 89,190
Knight-Swift Transportation Holdings, Inc., Class
A
b
651 28,312
Lennox International, Inc. 191 51,215
Lyft, Inc., Class A
a
1,134 33,147
Masco Corp. 1,421 81,224
Nielsen Holdings PLC
b
1,901 27,431
Nordson Corp. 281 54,410
Old Dominion Freight Line, Inc. 515 94,152
Otis Worldwide Corp. 2,201 138,091
PACCAR, Inc. 1,870 159,100
Parker-Hannifin Corp. 699 125,065
Pentair PLC 886 37,965
Republic Services, Inc., Class A 1,134 98,942
Robert Half International, Inc. 612 31,132
Rockwell Automation, Inc. 631 137,646
Rollins, Inc. 753 39,457
Sensata Technologies Holding PLC
a
867 32,929
Snap-On, Inc. 299 43,615
Southwest Airlines Co. 2,897 89,488
Stanley Black & Decker, Inc. 840 128,789
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 14.7% (continued)
Teledyne Technologies, Inc.
a
200 61,340
Textron, Inc. 1,250 43,675
Toro Co. (The) 589 42,025
Trane Technologies PLC 1,293 144,648
TransDigm Group, Inc. 272 117,390
TransUnion 1,025 91,809
United Airlines Holdings, Inc.
a
1,470 46,129
United Rentals, Inc.
a
394 61,216
Verisk Analytics, Inc., Class A 878 165,687
Watsco, Inc. 181 42,729
Westinghouse Air Brake Technologies Corp. 989 61,506
WW Grainger, Inc. 237 80,943
XPO Logistics, Inc.
a
501 37,585
Xylem, Inc. 969 70,718
5,240,634
Information Technology – 20.4%
Akamai Technologies, Inc.
a
876 98,497
Anaplan, Inc.
a
488 22,160
ANSYS, Inc.
a
468 145,361
Arista Networks, Inc.
a
294 76,372
Aspen Technology, Inc.
a
372 36,181
Avalara, Inc.
a
382 51,360
Black Knight, Inc.
a
807 60,460
Booz Allen Hamilton Holding Corp., Class A 742 60,666
Broadridge Financial Solutions, Inc. 619 83,156
Cadence Design Systems, Inc.
a
1,510 164,967
CDW Corp. 777 90,326
Ceridian HCM Holding, Inc.
a
558 43,686
Ciena Corp.
a
824 49,036
Citrix Systems, Inc. 627 89,511
Cognex Corp. 941 62,925
Corning, Inc. 4,101 127,131
Coupa Software, Inc.
a,b
362 110,935
Crowdstrike Holdings, Inc., Class A
a
128 14,490
Dell Technologies, Inc., Class C
a
829 49,599
DocuSign, Inc., Class A
a
703 152,431
Dynatrace, Inc.
a
841 35,179
Entegris, Inc. 739 53,141
EPAM Systems, Inc.
a
304 88,184
F5 Networks, Inc.
a
334 45,391
Fair Isaac Corp.
a
158 69,392
FleetCor Technologies, Inc.
a
457 118,166
FLIR Systems, Inc. 698 29,079
Fortinet, Inc.
a
732 101,236
Gartner, Inc.
a
488 60,824
Genpact Ltd. 823 32,772
GoDaddy, Inc., Class A
a
899 63,182
Guidewire Software, Inc.
a,b
455 53,535
Hewlett Packard Enterprise Co. 7,023 69,317
HP, Inc. 7,791 136,966
HubSpot, Inc.
a
225 52,787
IPG Photonics Corp.
a
196 35,086
Jack Henry & Associates, Inc. 455 81,127
Juniper Networks, Inc. 1,777 45,100
Keysight Technologies, Inc.
a
1,010 100,889
KLA Corp. 844 168,657
Leidos Holdings, Inc. 720 68,515
Lumentum Holdings, Inc.
a
427 39,638
Marvell Technology Group Ltd. 3,584 130,708
Maxim Integrated Products, Inc. 1,439 97,982
Microchip Technology, Inc.
b
1,327 134,996

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 20.4% (continued)
MKS Instruments, Inc. 302 38,487
MongoDB, Inc., Class A
a,b
199 45,587
Monolithic Power Systems, Inc. 228 60,422
Motorola Solutions, Inc. 920 128,616
NetApp, Inc. 1,189 52,673
NortonLifeLock, Inc. 2,943 63,127
Okta, Inc., Class A
a
633 139,880
ON Semiconductor Corp.
a
2,200 45,320
Palo Alto Networks, Inc.
a
526 134,614
Paychex, Inc. 1,755 126,220
Paycom Software, Inc.
a
263 74,789
Paylocity Holding Corp.
a
192 25,574
Pegasystems, Inc. 217 25,365
Proofpoint, Inc.
a
316 36,552
PTC, Inc.
a
572 48,940
Qorvo, Inc.
a
627 80,350
RealPage, Inc.
a
479 30,182
RingCentral, Inc., Class A
a
420 121,913
Seagate Technology PLC 1,216 54,988
Skyworks Solutions, Inc. 902 131,313
Slack Technologies, Inc., Class A
a
309 9,131
Smartsheet, Inc., Class A
a,b
531 25,350
SolarWinds Corp.
a,b
372 6,830
Splunk, Inc.
a
865 181,494
Square, Inc., Class A
a
1,847 239,833
SS&C Technologies Holdings, Inc. 1,203 69,173
Synopsys, Inc.
a
821 163,560
TE Connectivity Ltd. 1,811 161,306
Teradyne, Inc. 893 79,441
Trade Desk, Inc. (The), Class A
a,b
223 100,644
Trimble, Inc.
a
1,367 60,845
Twilio, Inc., Class A
a
700 194,194
Tyler Technologies, Inc.
a
217 77,523
Ubiquiti, Inc.
b
70 12,971
Universal Display Corp. 233 40,647
VeriSign, Inc.
a
554 117,271
VMware, Inc., Class A
a,b
437 61,272
Western Digital Corp. 1,615 69,607
Western Union Co. (The)
b
2,207 53,586
WEX, Inc.
a
239 37,850
Workday, Inc., Class A
a
897 162,285
Xilinx, Inc. 1,314 141,058
Zebra Technologies Corp., Class A
a
290 81,418
Zendesk, Inc.
a
626 57,060
Zoom Video Communications, Inc., Class A
a
153 38,848
Zscaler, Inc.
a
363 47,136
7,256,344
Materials – 5.0%
Albemarle Corp.
b
583 48,074
Amcor PLC 8,595 88,529
AptarGroup, Inc. 353 40,666
Avery Dennison Corp. 456 51,683
Ball Corp. 1,762 129,736
Berry Global Group, Inc.
a
707 35,343
Celanese Corp., Class A 647 62,889
CF Industries Holdings, Inc. 1,144 35,842
Corteva, Inc. 4,043 115,468
Crown Holdings, Inc.
a
723 51,752
Eastman Chemical Co. 745 55,599
FMC Corp. 708 75,083
Freeport-McMoRan, Inc. 7,928 102,430
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 5.0% (continued)
International Flavors & Fragrances, Inc.
b
576 72,547
International Paper Co. 2,119 73,720
LyondellBasell Industries NV, Class A 1,420 88,778
Martin Marietta Materials, Inc. 340 70,441
Nucor Corp. 1,623 68,085
Packaging Corp. of America 520 49,982
PPG Industries, Inc. 1,276 137,361
Reliance Steel & Aluminum Co. 351 34,489
Royal Gold, Inc. 360 50,375
RPM International, Inc. 709 57,847
Scotts Miracle-GRO Co. (The) 226 35,837
Southern Copper Corp. 505 22,074
Vulcan Materials Co. 715 83,955
Westlake Chemical Corp.
b
197 10,737
Westrock Co. 1,389 37,309
1,786,631
Real Estate – 7.1%
Alexandria Real Estate Equities, Inc.
b,c
682 121,089
American Homes 4 Rent, Class A
c
1,367 39,643
Americold Realty Trust
c
1,073 43,296
Apartment Investment & Management Co., Class
A
c
821 31,871
AvalonBay Communities, Inc.
c
761 116,524
Boston Properties, Inc.
c
789 70,292
Camden Property Trust
c
534 48,493
CBRE Group, Inc., Class A
a
1,830 80,172
CyrusOne, Inc.
c
632 52,721
Douglas Emmett, Inc.
c
911 26,547
Duke Realty Corp.
c
1,986 79,817
Equity LifeStyle Properties, Inc.
c
981 67,022
Equity Residential
c
1,927 103,345
Essex Property Trust, Inc.
c
357 78,804
Extra Space Storage, Inc.
c
706 72,958
Federal Realty Investment Trust
c
387 29,528
Gaming and Leisure Properties, Inc.
c
1,136 41,135
Healthpeak Properties, Inc.
c
2,903 79,223
Host Hotels & Resorts, Inc.
c
3,785 40,802
Invitation Homes, Inc.
c
2,933 87,462
Iron Mountain, Inc.
b,c
1,544 43,525
Jones Lang LaSalle, Inc. 285 28,189
Kilroy Realty Corp.
c
569 33,156
Medical Properties Trust, Inc.
c
2,842 57,209
Mid-America Apartment Communities, Inc.
c
625 74,494
National Retail Properties, Inc.
c
920 32,614
OMEGA Healthcare Investors, Inc.
c
1,239 40,119
Realty Income Corp.
c
1,856 111,453
Regency Centers Corp.
c
931 38,199
Simon Property Group, Inc.
c
1,684 104,997
Sun Communities, Inc.
c
532 79,763
UDR, Inc.
c
1,587 57,449
Ventas, Inc.
c
2,038 78,178
VEREIT, Inc.
c
5,922 38,552
VICI Properties, Inc.
c
2,521 54,731
Vornado Realty Trust
c
874 30,171
Welltower, Inc.
c
2,257 120,885
Weyerhaeuser Co.
c
4,027 111,991
WP Carey, Inc.
c
943 67,302
2,513,721
Utilities – 5.4%
AES Corp. (The) 3,612 55,011
Alliant Energy Corp. 1,480 79,698

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 5.4% (continued)
Ameren Corp. 1,428 114,583
American Water Works Co., Inc. 1,031 151,835
Atmos Energy Corp. 659 69,848
Avangrid, Inc. 317 15,784
CenterPoint Energy, Inc.
b
3,309 62,904
CMS Energy Corp. 1,663 106,731
DTE Energy Co. 1,041 120,371
Edison International 2,175 121,082
Entergy Corp. 1,150 120,900
Essential Utilities, Inc. 1,199 54,375
Evergy, Inc. 1,222 79,222
Eversource Energy 1,904 171,493
NiSource, Inc. 2,056 50,269
NRG Energy, Inc. 1,535 51,898
OGE Energy Corp. 1,087 35,762
PG&E Corp.
a
5,171 48,349
Pinnacle West Capital Corp. 604 50,180
PPL Corp. 4,437 118,113
Public Service Enterprise Group, Inc. 2,881 161,163
UGI Corp. 1,117 37,241
Vistra Energy Corp. 2,452 45,754
1,922,566
Total Common Stocks (cost $28,403,120) 35,456,137
Warrants – 0.0%
Energy – 0.0%
Occidental Petroleum Corp., Warrants expiring
8/3/2027
a
(Cost $–) 607 3,399
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $28,301) 28,301 28,301
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $273,002) 273,002 273,002
Total Investments (cost $28,704,423) 100.7% 35,760,839
Liabilities, Less Cash and Receivables (0.7)% (257,260)
Net Assets 100.0% 35,503,579
a
Non-income producing security.
b
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $1,729,444 and the value of the collateral was $1,767,576, consisting of cash collateral of
$273,002 and U.S. Government & Agency securities valued at $1,494,574.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of July 31, 2020.

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.0%
Cargurus , Inc., Class A
a
1,322 38,193
Cinemark Holdings, Inc. 1,959 23,175
Cogent Communications Holdings, Inc. 767 69,114
Iridium Communications, Inc.
a
1,792 49,083
John Wiley & Sons, Inc., Class A 801 27,098
Liberty Latin America Ltd., Class A
a
834 8,573
Liberty Latin America Ltd., Class C
a
2,091 21,391
Madison Square Garden Entertainment Corp.
a
312 22,108
Match Group, Inc.
a
3,961 406,795
New York Times Co. (The), Class A 2,644 121,994
Nexstar Media Group, Inc., Class A
b
830 72,749
Shenandoah Telecommunications Co. 858 43,132
TEGNA, Inc. 3,999 47,108
Telephone & Data Systems, Inc. 1,788 34,723
TripAdvisor, Inc. 1,851 37,446
U.S. Cellular Corp.
a
279 8,278
Vonage Holdings Corp.
a
4,223 50,465
World Wrestling Entertainment, Inc., Class A
b
851 39,665
Yelp, Inc., Class A
a
1,196 29,876
1,150,966
Consumer Discretionary – 15.5%
Aaron's, Inc. 1,237 64,547
Acushnet Holdings Corp. 626 23,819
Adtalem Global Education, Inc.
a
952 32,692
AutoNation, Inc.
a
1,056 54,215
Boyd Gaming Corp. 1,467 34,724
Brunswick Corp. 1,454 97,389
Caesars Entertainment, Inc.
a
2,724 84,580
Capri Holdings Ltd.
a
2,741 41,060
Carter's, Inc. 799 62,897
Carvana Co., Class A
a
1,013 156,964
Chegg , Inc.
a
2,149 174,005
Chewy, Inc., Class A
a,b
978 51,335
Choice Hotels International, Inc. 579 48,659
Churchill Downs, Inc. 644 89,207
Columbia Sportswear Co.
b
515 39,058
Cracker Barrel Old Country Store, Inc. 435 48,054
Crocs, Inc.
a
1,237 44,458
Dana, Inc. 2,645 30,232
Deckers Outdoor Corp.
a
513 107,345
Dick's Sporting Goods, Inc. 1,192 54,379
Dorman Products, Inc.
a
530 43,327
Dunkin' Brands Group, Inc. 1,495 102,751
Extended Stay America, Inc. 3,261 37,208
Five Below, Inc.
a
1,016 110,653
Floor & Decor Holdings, Inc., Class A
a
1,292 85,143
Foot Locker, Inc.
b
1,913 56,223
Fox Factory Holding Corp.
a
741 65,949
Frontdoor , Inc.
a
1,564 65,680
Gap, Inc. (The) 3,856 51,555
Goodyear Tire & Rubber Co. (The) 4,264 38,419
Graham Holdings Co., Class B 79 31,471
Grand Canyon Education, Inc.
a
869 77,115
Grubhub , Inc.
a
1,684 121,652
H&R Block, Inc. 3,531 51,199
Hanesbrands, Inc. 6,329 89,429
Harley-Davidson, Inc. 2,785 72,494
Helen of Troy Ltd.
a
462 86,971
Hilton Grand Vacations, Inc.
a
1,557 31,607
Hyatt Hotels Corp., Class A
b
653 31,344
Installed Building Products, Inc.
a
388 30,695
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 15.5% (continued)
iRobot Corp.
a,b
505 36,708
KB Home 1,592 53,555
Kohl's Corp. 2,866 54,569
L Brands, Inc. 4,272 104,280
LCI Industries 460 57,868
Leggett & Platt, Inc. 2,407 96,497
LGI Homes, Inc.
a,b
400 45,644
Lithia Motors, Inc., Class A 406 93,035
Macy's, Inc.
b
5,674 34,384
Marriott Vacations Worldwide Corp. 671 56,807
Mattel, Inc.
a,b
6,353 70,582
MDC Holdings, Inc. 923 41,378
Meritage Homes Corp.
a
648 64,269
Monro , Inc.
b
610 34,343
Murphy USA, Inc.
a
505 66,867
National Vision Holdings, Inc.
a
1,469 46,993
Nordstrom, Inc.
b
1,958 26,805
Norwegian Cruise Line Holdings Ltd.
a,b
4,953 67,559
Ollie's Bargain Outlet Holdings, Inc.
a
1,033 108,568
Papa John's International, Inc. 407 38,531
Penn National Gaming, Inc.
a,b
2,362 79,954
Penske Automotive Group, Inc. 605 27,116
Planet Fitness, Inc., Class A
a,b
1,455 75,951
Polaris, Inc. 1,048 108,604
PVH Corp. 1,289 62,723
Qurate Retail, Inc., Series A
a
7,097 77,428
Ralph Lauren Corp., Class A 878 62,601
RH
a,b
304 87,379
ServiceMaster Global Holdings, Inc.
a
2,401 98,177
Shake Shack, Inc., Class A
a,b
636 30,878
Six Flags Entertainment Corp.
b
1,442 25,076
Skechers USA, Inc., Class A
a
2,492 72,966
Stamps.com, Inc.
a
295 76,783
Steven Madden Ltd. 1,403 29,716
Strategic Education, Inc. 407 51,367
Tapestry, Inc. 5,019 67,054
Taylor Morrison Home Corp., Class A
a
2,379 55,788
Tempur Sealy International, Inc.
a
797 64,517
Texas Roadhouse, Inc., Class A 1,194 67,091
Thor Industries, Inc. 1,012 115,358
Toll Brothers, Inc. 2,101 80,258
TopBuild Corp.
a
612 80,735
TRI Pointe Group, Inc.
a
2,401 40,145
Under Armour , Inc., Class A
a
3,406 35,831
Under Armour , Inc., Class C
a
3,548 33,671
Urban Outfitters, Inc.
a,b
1,290 21,337
Visteon Corp.
a
510 37,031
Wendy's Co. (The) 3,273 75,868
Williams-Sonoma, Inc.
b
1,425 124,146
Wingstop , Inc. 542 84,687
Wolverine World Wide, Inc.
b
1,486 35,723
WW International, Inc.
a
853 21,990
Wyndham Destinations, Inc. 1,568 41,709
Wyndham Hotels & Resorts, Inc. 1,694 74,807
YETI Holdings, Inc.
a
1,225 59,890
6,004,101
Consumer Staples – 3.9%
BJ's Wholesale Club Holdings, Inc.
a
2,259 90,473
Boston Beer Co., Inc. (The), Class A
a
176 142,637
Cal-Maine Foods, Inc.
a,b
555 24,390
Central Garden & Pet Co., Class A
a
711 24,636

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 3.9% (continued)
Central Garden & Pet Co., Class A
a
174 6,588
Coca-Cola Consolidated, Inc. 85 19,513
Coty, Inc., Class A 5,400 20,034
Darling Ingredients, Inc.
a
3,005 83,930
Edgewell Personal Care Co.
a
996 29,770
Energizer Holdings, Inc.
b
1,167 58,502
Flowers Foods, Inc. 3,522 80,126
Freshpet , Inc.
a
633 60,800
Grocery Outlet Holding Corp.
a
1,161 51,072
Hain Celestial Group, Inc. (The)
a
1,442 48,999
Ingredion, Inc. 1,220 105,530
J&J Snack Foods Corp. 274 33,738
Lancaster Colony Corp. 363 57,568
National Beverage Corp.
a
214 13,728
Nu Skin Enterprises, Inc., Class A 957 42,922
Performance Food Group Co.
a
2,421 67,836
PriceSmart , Inc. 409 26,736
Sanderson Farms, Inc. 362 40,361
Seaboard Corp. 5 13,516
Simply Good Foods Co. (The)
a
1,504 36,156
Spectrum Brands Holdings, Inc. 753 40,783
Sprouts Farmers Market, Inc.
a
2,159 56,954
TreeHouse Foods, Inc.
a
1,034 45,310
US Foods Holding Corp.
a
4,007 81,342
USANA Health Sciences, Inc.
a
223 18,103
Vector Group Ltd. 2,181 19,236
WD-40 Co. 251 49,334
1,490,623
Energy – 2.6%
Antero Midstream Corp.
b
5,171 29,320
Apache Corp. 6,872 105,485
Cimarex Energy Co. 1,871 45,765
CNX Resources Corp.
a
3,425 33,051
CVR Energy, Inc. 534 10,253
Delek US Holdings, Inc.
b
1,347 23,546
EQT Corp. 4,683 67,997
Equitrans Midstream Corp. 7,387 71,285
Helmerich & Payne, Inc. 1,970 35,125
Marathon Oil Corp. 14,388 78,990
Murphy Oil Corp.
b
2,680 35,403
National Oilwell Varco, Inc. 7,065 81,318
Noble Energy, Inc. 8,732 87,233
Ovintiv , Inc.
b
4,715 45,688
Parsley Energy, Inc., Class A 5,673 62,289
Southwestern Energy Co.
a
9,828 23,882
Targa Resources Corp. 4,243 77,562
World Fuel Services Corp. 1,162 27,342
WPX Energy, Inc.
a
7,489 44,709
986,243
Financials – 14.7%
Affiliated Managers Group, Inc. 868 59,710
American Equity Investment Life Holding Co. 1,677 42,680
American National Group, Inc. 167 12,300
Ameris Bancorp 1,196 27,598
Ares Management Corp., Class A 1,363 54,438
Assetmark Financial Holdings, Inc.
a
252 7,018
Associated Banc-Corp. 2,824 36,260
Assured Guaranty Ltd. 1,603 34,994
Athene Holding Ltd., Class A
a
2,155 69,499
Atlantic Union Bankshares Corp. 1,443 32,569
Axis Capital Holdings Ltd. 1,543 61,905
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 14.7% (continued)
BancorpSouth Bank 1,779 37,234
Bank of Hawaii Corp.
b
733 41,510
Bank OZK 2,215 53,271
BankUnited , Inc. 1,697 34,178
Blackstone Mortgage Trust, Inc., Class A
c
2,621 63,087
BOK Financial Corp. 569 31,693
Brighthouse Financial, Inc.
a
1,742 49,368
Cannae Holdings, Inc.
a
1,535 57,839
Capitol Federal Financial, Inc. 2,588 24,974
Cathay General Bancorp 1,386 33,513
CIT Group, Inc. 1,797 34,089
CNO Financial Group, Inc. 2,643 39,909
Cohen & Steers, Inc. 402 24,192
Columbia Banking System, Inc. 1,312 37,956
Columbia Financial, Inc.
a
906 10,899
Comerica, Inc. 2,528 97,379
Community Bank System, Inc.
b
954 53,643
Cullen/Frost Bankers, Inc. 1,034 74,510
CVB Financial Corp. 2,365 42,736
East West Bancorp, Inc. 2,571 89,111
Eaton Vance Corp. 2,087 75,424
eHealth, Inc.
a
465 32,150
Enstar Group Ltd.
a
279 46,858
Essent Group Ltd. 2,027 72,627
Evercore , Inc., Class A 740 40,922
Federated Hermes, Inc., Class B 1,757 46,315
First American Financial Corp. 2,030 103,550
First Citizens BancShares , Inc., Class A 145 61,751
First Financial Bancorp 1,796 24,991
First Financial Bankshares , Inc.
b
2,594 77,612
First Hawaiian, Inc. 2,381 41,382
First Horizon National Corp. 10,137 93,970
First Merchants Corp. 994 24,283
First Midwest Bancorp, Inc. 2,086 25,314
FirstCash , Inc. 760 43,806
FNB Corp. 5,923 43,889
Fulton Financial Corp. 2,968 28,790
Genworth Financial, Inc., Class A
a
4,612 9,408
Glacier Bancorp, Inc. 1,621 57,238
Hamilton Lane, Inc., Class A 521 37,637
Hancock Whitney Corp. 1,583 30,172
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
b,c
1,346 47,150
Hanover Insurance Group, Inc. (The) 697 71,010
Hilltop Holdings, Inc. 1,273 24,785
Home Bancshares, Inc. 2,817 46,002
Houlihan Lokey , Inc., Class A 901 49,375
Independent Bank Corp. 606 39,099
Interactive Brokers Group, Inc., Class A 1,406 69,738
International Bancshares Corp. 1,022 31,089
Invesco Ltd. 6,845 68,724
Investors Bancorp, Inc. 3,708 30,109
Janus Henderson Group PLC 2,815 58,805
Jefferies Financial Group, Inc. 4,103 66,469
Kemper Corp. 1,123 88,178
Kinsale Capital Group, Inc. 379 73,867
Legg Mason, Inc. 1,524 76,185
LendingTree, Inc.
a,b
141 48,827
LPL Financial Holdings, Inc. 1,437 113,552
Mercury General Corp. 496 21,283
MGIC Investment Corp. 6,219 51,431
Moelis & Co., Class A 992 29,552

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 14.7% (continued)
National General Holdings Corp. 1,207 41,026
Navient Corp. 3,123 24,859
New Residential Investment Corp.
c
7,548 59,856
New York Community Bancorp, Inc. 8,427 88,736
Old National Bancorp 3,027 42,348
Old Republic International Corp. 5,201 83,580
OneMain Holdings, Inc., Class A 1,379 39,577
PacWest Bancorp 2,139 39,090
PennyMac Financial Services, Inc. 772 37,257
Pinnacle Financial Partners, Inc. 1,308 51,823
Popular, Inc. 1,596 59,228
Primerica, Inc. 742 88,788
Prosperity Bancshares, Inc. 1,701 94,508
Radian Group, Inc. 3,580 53,414
Renasant Corp. 1,031 23,950
RLI Corp. 732 64,511
Santander Consumer USA Holdings, Inc.
b
1,741 31,965
Selective Insurance Group, Inc. 1,094 59,448
ServisFirst Bancshares, Inc. 847 30,992
Simmons First National Corp., Class A 2,000 33,180
SLM Corp. 6,942 46,997
South State Corp. 1,307 62,292
Starwood Property Trust, Inc.
c
5,135 76,768
Sterling Bancorp 3,574 40,208
Stifel Financial Corp. 1,255 60,842
Synovus Financial Corp. 2,666 53,720
TCF Financial Corp. 2,763 75,955
TFS Financial Corp. 923 13,365
Tradeweb Markets, Inc., Class A 1,412 76,347
Trustmark Corp. 1,163 26,191
UMB Financial Corp. 778 38,744
Umpqua Holdings Corp. 4,036 43,791
United Bankshares , Inc. 2,329 61,299
United Community Banks, Inc. 1,436 25,747
Unum Group 3,696 63,682
Valley National Bancorp 7,178 53,620
Virtu Financial, Inc., Class A 1,388 34,422
Washington Federal, Inc. 1,390 32,443
Webster Financial Corp. 1,655 45,132
WesBanco , Inc. 1,193 23,657
Westamerica BanCorp 493 29,757
Western Alliance Bancorp 1,703 61,223
White Mountains Insurance Group Ltd. 54 47,527
Wintrust Financial Corp. 1,054 45,111
WSFS Financial Corp. 929 26,504
5,706,861
Health Care – 12.3%
1life Healthcare, Inc.
a,b
526 15,575
Acadia Healthcare Co., Inc.
a
1,629 48,560
Acceleron Pharma, Inc.
a
918 91,038
Adaptive Biotechnologies Corp.
a
418 15,600
Agios Pharmaceuticals, Inc.
a
1,108 50,215
Akcea Therapeutics, Inc.
a,b
351 3,805
Alector , Inc.
a
681 10,671
Alkermes PLC
a
2,907 52,355
Allakos , Inc.
a,b
447 33,556
Allogene Therapeutics, Inc.
a,b
1,178 43,197
Amedisys , Inc.
a
593 138,857
Amicus Therapeutics, Inc.
a
4,717 68,161
AMN Healthcare Services, Inc.
a
861 47,303
Apellis Pharmaceuticals, Inc.
a
953 24,673
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 12.3% (continued)
Arena Pharmaceuticals, Inc.
a
1,022 62,741
Arrowhead Pharmaceuticals, Inc.
a,b
1,860 80,110
Arvinas , Inc.
a
277 8,725
AtriCure , Inc.
a
797 32,526
Avanos Medical, Inc.
a
875 26,836
Axsome Therapeutics, Inc.
a
490 34,952
Biohaven Pharmaceutical Holding Co Ltd.
a
813 52,065
Bluebird Bio, Inc.
a,b
1,185 71,930
Blueprint Medicines Corp.
a
990 72,448
Bridgebio Pharma, Inc.
a,b
378 10,637
Cantel Medical Corp.
b
680 32,130
Change Healthcare, Inc.
a
3,992 46,547
ChemoCentryx , Inc.
a
857 45,172
CONMED Corp. 523 43,168
CRISPR Therapeutics AG
a
735 62,813
Deciphera Pharmaceuticals, Inc.
a
367 17,018
Eidos Therapeutics, Inc.
a
107 4,291
Emergent BioSolutions , Inc.
a
816 90,772
Ensign Group, Inc. (The) 924 42,495
Envista Holdings Corp.
a,b
2,917 63,795
Fate Therapeutics, Inc.
a
1,248 39,025
FibroGen , Inc.
a
1,467 59,369
Glaukos Corp.
a
727 31,770
Global Blood Therapeutics, Inc.
a,b
1,114 75,173
Globus Medical, Inc., Class A
a
1,388 66,874
Halozyme Therapeutics, Inc.
a
2,092 56,881
HealthEquity , Inc.
a
1,375 70,895
HMS Holdings Corp.
a
1,620 52,650
ICU Medical, Inc.
a
355 65,224
Inovio Pharmaceuticals, Inc.
a,b
2,691 52,313
Insmed , Inc.
a
1,849 48,296
Inspire Medical Systems, Inc.
a
293 29,112
Integer Holdings Corp.
a
602 39,594
Integra LifeSciences Holdings Corp.
a
1,292 61,693
Intercept Pharmaceuticals, Inc.
a,b
232 10,588
Invitae Corp.
a,b
2,082 60,794
Iovance Biotherapeutics , Inc.
a
2,449 71,192
iRhythm Technologies, Inc.
a,b
495 61,618
Karuna Therapeutics, Inc.
a
187 15,297
Kodiak Sciences, Inc.
a
449 20,802
LHC Group, Inc.
a
544 106,140
Ligand Pharmaceuticals, Inc.
a,b
295 34,568
LivaNova PLC
a
890 41,421
Livongo Health, Inc.
a,b
251 31,940
Medpace Holdings, Inc.
a
493 58,840
Merit Medical Systems, Inc.
a
1,003 44,854
Mirati Therapeutics, Inc.
a
686 83,219
Momenta Pharmaceuticals, Inc.
a
2,142 63,168
MyoKardia , Inc.
a
964 86,885
Natera , Inc.
a
1,210 58,104
Nektar Therapeutics, Class A
a,b
3,258 72,197
Neogen Corp.
a
969 74,390
NeoGenomics , Inc.
a,b
2,002 76,536
Nevro Corp.
a
619 82,302
NuVasive , Inc.
a
940 53,712
Omnicell , Inc.
a
780 54,826
Option Care Health, Inc.
a
614 7,233
Pacira BioSciences , Inc.
a,b
771 40,562
Patterson Cos., Inc. 1,579 41,938
Premier, Inc., Class A
a
1,218 42,593
Prestige Consumer Healthcare, Inc.
a
918 34,140
Principia Biopharma, Inc.
a
342 28,591

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 12.3% (continued)
Progyny , Inc.
a
148 3,941
PTC Therapeutics, Inc.
a
1,150 53,280
Quidel Corp.
a
700 197,729
Reata Pharmaceuticals, Inc., Class A
a,b
484 71,487
REVOLUTION Medicines, Inc.
a
185 4,462
Sage Therapeutics, Inc.
a
940 42,836
Schrodinger, Inc.
a,b
242 17,516
Select Medical Holdings Corp.
a
1,968 37,471
STAAR Surgical Co.
a
529 30,783
Syneos Health, Inc., Class A
a
1,145 71,437
Tandem Diabetes Care, Inc.
a
1,045 109,161
Tenet Healthcare Corp.
a
1,916 50,659
Theravance Biopharma Inc
a
870 16,895
Tricida , Inc.
a
247 3,305
Turning Point Therapeutics, Inc.
a
357 21,145
Ultragenyx Pharmaceutical, Inc.
a
1,026 80,192
United Therapeutics Corp.
a
807 89,956
Viela Bio, Inc.
a,b
212 7,761
Wright Medical Group NV
a
2,356 70,727
Xencor , Inc.
a
908 27,322
Zogenix , Inc.
a
951 22,624
4,782,745
Industrials – 15.0%
AAON, Inc. 744 44,082
ABM Industries, Inc. 1,221 43,834
Acuity Brands, Inc.
b
726 71,947
ADT, Inc.
b
1,932 16,634
Advanced Disposal Services, Inc.
a
1,319 39,781
Advanced Drainage Systems, Inc. 958 46,942
Aerojet Rocketdyne Holdings, Inc.
a
1,323 54,574
AGCO Corp. 1,127 73,965
Air Lease Corp., Class A 1,935 50,736
Alaska Air Group, Inc. 2,231 76,836
Albany International Corp., Class A 563 27,069
Allison Transmission Holdings, Inc. 2,056 76,812
Altra Industrial Motion Corp. 1,186 40,597
Applied Industrial Technologies, Inc. 709 44,752
Arcosa , Inc. 884 37,322
Armstrong World Industries, Inc. 877 62,477
ASGN, Inc.
a
963 65,927
Axon Enterprise, Inc.
a,b
1,138 94,602
Barnes Group, Inc. 870 32,077
Beacon Roofing Supply, Inc.
a
1,260 39,262
Brady Corp., Class A 889 40,867
Brink's Co. (The) 924 40,979
Builders FirstSource , Inc.
a
2,134 50,554
BWX Technologies, Inc. 1,733 94,483
Casella Waste Systems, Inc., Class A
a
814 45,104
Cimpress PLC
a
442 44,200
Clean Harbors, Inc.
a
937 55,845
Colfax Corp.
a,b
1,539 44,754
CoreLogic , Inc. 1,455 99,173
Crane Co. 905 51,196
Curtiss-Wright Corp. 764 68,088
EMCOR Group, Inc. 1,007 68,979
EnerSys 777 52,261
ESCO Technologies, Inc. 478 41,079
Evoqua Water Technologies Corp.
a
1,347 25,903
Exponent, Inc. 945 79,437
Federal Signal Corp. 1,104 34,125
Flowserve Corp. 2,361 65,801
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.0% (continued)
Fluor Corp. 2,567 26,158
Franklin Electric Co., Inc. 701 37,889
FTI Consulting, Inc.
a
679 81,100
Gates Industrial Corp. PLC
a
853 8,991
GATX Corp. 640 39,034
GrafTech International Ltd. 1,028 6,240
HD Supply Holdings, Inc.
a
2,947 103,440
Healthcare Services Group, Inc. 1,363 35,697
Heartland Express, Inc. 850 17,242
Hexcel Corp. 1,515 56,509
Hillenbrand, Inc. 1,367 39,957
IAA, Inc.
a
2,454 106,381
Insperity , Inc. 669 44,729
ITT, Inc. 1,613 93,118
JetBlue Airways Corp.
a
4,897 50,635
John Bean Technologies Corp. 581 54,475
KAR Auction Services, Inc. 2,366 35,798
Kennametal, Inc. 1,520 40,979
Kirby Corp.
a
1,100 50,864
Korn Ferry 1,009 28,353
Kratos Defense & Security Solutions, Inc.
a
1,865 33,589
Landstar System, Inc. 703 85,611
Lincoln Electric Holdings, Inc.
b
1,080 97,621
Macquarie Infrastructure Corp. 1,430 42,843
ManpowerGroup , Inc. 1,056 72,642
MasTec , Inc.
a,b
1,070 42,565
Mercury Systems, Inc.
a
1,019 78,901
Meritor, Inc.
a,b
1,325 30,144
Middleby Corp. (The)
a
1,010 83,891
Moog, Inc., Class A 553 29,707
MSA Safety, Inc. 655 77,637
MSC Industrial Direct Co., Inc., Class A 832 54,920
Mueller Industries, Inc. 1,040 29,078
Mueller Water Products, Inc., Class A 2,891 29,257
Navistar International Corp.
a
1,202 38,500
nVent Electric PLC 2,863 51,992
Oshkosh Corp. 1,237 97,377
Owens Corning 1,962 118,642
Parsons Corp.
a
350 12,190
Proto Labs, Inc.
a
488 58,619
Quanta Services, Inc. 2,503 100,045
RBC Bearings, Inc.
a
457 55,946
Regal Beloit Corp. 743 68,334
Rexnord Corp. 2,197 63,647
Ryder System, Inc. 984 36,044
Saia, Inc.
a
477 56,978
Schneider National, Inc., Class B 621 15,606
Simpson Manufacturing Co., Inc. 726 70,103
SiteOne Landscape Supply, Inc.
a
767 98,199
SkyWest, Inc. 919 24,179
Spirit AeroSystems Holdings, Inc., Class A 1,911 37,398
SPX Corp.
a
816 34,272
Stericycle, Inc.
a
1,675 101,229
Sunrun , Inc.
a,b
1,452 53,274
Tetra Tech, Inc. 991 87,852
Timken Co. (The) 1,238 56,527
Trex Co., Inc.
a
1,061 147,829
TriNet Group, Inc.
a
787 51,942
Trinity Industries, Inc.
b
1,732 33,826
Triton International Ltd. 941 29,613
UFP Industries, Inc. 1,120 65,206
UniFirst Corp. 280 52,214

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.0% (continued)
Univar Solutions, Inc.
a
2,536 44,811
Valmont Industries, Inc. 390 47,268
Virgin Galactic Holdings, Inc.
a,b
1,572 35,291
Watts Water Technologies, Inc., Class A 504 42,281
Werner Enterprises, Inc. 1,048 46,096
Woodward, Inc.
b
1,030 77,188
5,799,569
Information Technology – 16.6%
8x8, Inc.
a
1,893 30,099
Acacia Communications, Inc.
a
694 47,178
ACI Worldwide, Inc.
a
2,124 56,902
Advanced Energy Industries, Inc.
a
701 51,573
Alarm.com Holdings, Inc.
a
776 54,351
Alliance Data Systems Corp. 774 34,335
Alteryx, Inc., Class A
a
912 160,047
Ambarella , Inc.
a
594 26,896
Amkor Technology, Inc.
a
1,943 26,415
Appfolio , Inc., Class A
a
267 37,172
Arrow Electronics, Inc.
a
1,432 102,560
Avnet, Inc. 1,813 48,443
Badger Meter, Inc. 533 33,366
Belden, Inc. 701 22,152
Bill.com Holdings, Inc.
a
385 35,847
Blackbaud , Inc. 909 56,849
Blackline, Inc.
a
795 70,683
Bottomline Technologies DE, Inc.
a
695 33,541
Box, Inc., Class A
a
2,760 49,542
Brooks Automation, Inc. 1,350 73,507
Cabot Microelectronics Corp. 532 80,183
CDK Global, Inc. 2,213 100,603
Cirrus Logic, Inc.
a
1,067 73,122
Cloudera, Inc.
a,b
4,743 53,454
Cloudflare , Inc., Class A
a
744 30,965
Coherent, Inc.
a
444 61,641
CommScope Holding Co, Inc.
a
3,587 33,287
CommVault Systems, Inc.
a
778 34,294
Cornerstone OnDemand , Inc.
a
1,014 36,007
Cree, Inc.
a,b
1,981 136,531
CSG Systems International, Inc. 605 25,489
Datadog , Inc., Class A
a
511 47,962
Diodes, Inc.
a
764 39,308
Dolby Laboratories, Inc., Class A 1,180 82,128
Dropbox, Inc., Class A
a
4,081 92,843
DXC Technology Co. 4,615 82,655
EchoStar Corp., Class A
a
845 23,068
Elastic NV
a
608 58,484
Enphase Energy, Inc.
a
1,489 89,876
Envestnet , Inc.
a
979 79,495
Euronet Worldwide, Inc.
a
950 91,333
Everbridge , Inc.
a,b
628 89,678
EVERTEC, Inc. 1,093 33,938
ExlService Holdings, Inc.
a
629 40,294
Fabrinet
a
673 48,880
FireEye, Inc.
a,b
4,075 61,532
First Solar, Inc.
a,b
1,387 82,596
Five9, Inc.
a
1,136 137,252
Flex Ltd.
a
9,178 105,455
FormFactor , Inc.
a
1,379 39,770
II-VI, Inc.
a,b
1,751 88,811
Inphi Corp.
a
878 114,719
Insight Enterprises, Inc.
a
647 32,246
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 16.6% (continued)
InterDigital , Inc. 564 33,851
Itron , Inc.
a
655 45,562
J2 Global, Inc.
a,b
832 47,191
Jabil, Inc. 2,516 87,708
KBR, Inc. 2,605 57,935
Lattice Semiconductor Corp.
a
2,465 76,637
Littelfuse , Inc. 445 79,054
LivePerson , Inc.
a,b
1,128 48,481
LiveRamp Holdings, Inc.
a
1,201 54,730
LogMeIn, Inc. 893 76,628
MACOM Technology Solutions Holdings, Inc.
a
830 35,076
Manhattan Associates, Inc.
a
1,164 111,500
ManTech International Corp., Class A 493 34,303
MAXIMUS, Inc. 1,128 83,709
Medallia , Inc.
a,b
469 14,412
Mimecast Ltd.
a
1,026 48,150
National Instruments Corp. 2,139 75,935
NCR Corp.
a
2,341 43,145
NetScout Systems, Inc.
a
1,165 29,661
New Relic, Inc.
a
931 66,017
Novanta , Inc.
a
643 66,666
Nuance Communications, Inc.
a
5,156 141,017
Nutanix , Inc., Class A
a,b
2,757 61,178
Onto Innovation, Inc.
a
859 32,487
PagerDuty , Inc.
a,b
188 5,730
Perspecta , Inc. 2,503 53,564
Ping Identity Holding Corp.
a
547 18,795
Plexus Corp.
a
535 39,745
Pluralsight , Inc., Class A
a
1,734 36,709
Power Integrations, Inc. 547 66,750
Progress Software Corp. 820 28,585
Pure Storage, Inc., Class A
a
4,246 75,834
Q2 Holdings, Inc.
a,b
895 84,175
Qualys , Inc.
a
614 75,817
Rapid7, Inc.
a,b
823 49,026
Rogers Corp.
a
342 40,763
Sabre Corp. 4,991 37,732
Sailpoint Technologies Holdings, Inc.
a,b
1,569 49,424
Sanmina Corp.
a
1,253 37,189
Science Applications International Corp. 905 72,382
Semtech Corp.
a
1,195 66,597
Silicon Laboratories, Inc.
a
799 80,307
SolarEdge Technologies, Inc.
a
908 158,991
SPS Commerce, Inc.
a
640 48,109
SVMK, Inc.
a
1,691 40,550
Synaptics , Inc.
a
616 49,292
SYNNEX Corp. 749 93,430
Tenable Holdings, Inc.
a
786 26,669
Teradata Corp.
a
1,992 41,832
TTEC Holdings, Inc. 324 15,377
Varonis Systems, Inc.
a
575 62,301
Verint Systems, Inc.
a
1,179 52,925
ViaSat , Inc.
a
1,069 40,579
Viavi Solutions, Inc.
a
4,175 57,740
Vishay Intertechnology , Inc. 2,429 38,111
Xerox Holdings Corp. 3,324 55,345
6,430,765
Materials – 4.7%
Alcoa Corp.
a
3,407 44,291
Ashland Global Holdings, Inc. 1,107 83,556
Avient Corp. 1,674 40,009

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 4.7% (continued)
Axalta Coating Systems Ltd.
a
3,811 84,604
Balchem Corp. 592 59,354
Cabot Corp. 1,036 37,793
Chemours Co. (The)
b
3,006 55,701
Cleveland-Cliffs, Inc.
b
7,297 37,798
Commercial Metals Co. 2,180 45,082
Compass Minerals International, Inc. 621 31,634
Eagle Materials, Inc. 762 61,135
Element Solutions, Inc.
a
4,015 43,603
Graphic Packaging Holding Co. 5,125 71,443
Greif, Inc., Class A 484 16,838
HB Fuller Co. 942 42,710
Huntsman Corp. 3,603 66,656
Ingevity Corp.
a
756 44,211
Innospec , Inc. 450 33,827
Louisiana-Pacific Corp. 2,063 65,335
Minerals Technologies, Inc. 626 29,347
Mosaic Co. (The) 6,345 85,467
NewMarket Corp. 133 49,850
Olin Corp. 2,895 32,540
PQ Group Holdings, Inc.
a
700 8,589
Quaker Chemical Corp. 237 45,978
Sealed Air Corp. 2,833 101,081
Sensient Technologies Corp. 776 40,515
Silgan Holdings, Inc. 1,421 54,353
Sonoco Products Co. 1,827 94,529
Steel Dynamics, Inc. 3,831 105,008
Stepan Co. 367 40,076
Summit Materials, Inc., Class A
a
2,087 30,721
Valvoline, Inc. 3,396 69,686
Worthington Industries, Inc. 671 25,109
WR Grace & Co. 1,020 47,053
1,825,482
Real Estate – 8.4%
Agree Realty Corp.
c
978 65,497
Alexander's, Inc.
c
35 8,813
American Assets Trust, Inc.
c
880 23,760
American Campus Communities, Inc.
c
2,505 89,278
Apple Hospitality REIT, Inc.
c
3,843 33,895
Brandywine Realty Trust
c
3,129 33,887
Brixmor Property Group, Inc.
c
5,389 62,027
CareTrust REIT, Inc.
c
1,753 31,589
Columbia Property Trust, Inc.
c
2,100 25,116
CoreCivic , Inc.
c
2,190 19,513
CoreSite Realty Corp.
c
738 95,239
Corporate Office Properties Trust
c
2,056 54,443
Cousins Properties, Inc.
c
2,703 83,036
CubeSmart
c
3,525 104,587
Cushman & Wakefield PLC
a
3,028 32,400
Easterly Government Properties, Inc.
c
1,357 33,179
EastGroup Properties, Inc.
c
714 94,719
Empire State Realty Trust, Inc., Class A
b,c
2,658 17,543
EPR Properties
c
1,406 40,254
Equity Commonwealth
c
2,226 70,275
First Industrial Realty Trust, Inc.
c
2,331 102,377
Four Corners Property Trust, Inc.
c
1,286 32,407
GEO Group, Inc. (The)
c
2,223 23,630
Healthcare Realty Trust, Inc.
c
2,471 72,400
Healthcare Trust of America, Inc., Class A
c
3,980 109,888
Highwoods Properties, Inc.
c
1,903 72,961
Howard Hughes Corp. (The)
a
892 47,445
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.4% (continued)
Hudson Pacific Properties, Inc.
c
2,787 65,690
JBG SMITH Properties
c
2,155 62,517
Kennedy-Wilson Holdings, Inc. 2,282 33,865
Kimco Realty Corp.
c
7,878 87,840
Lexington Realty Trust, Class B
c
5,075 58,870
Life Storage, Inc.
c
859 84,294
National Health Investors, Inc.
c
817 50,654
National Storage Affiliates Trust
c
1,226 37,785
Outfront Media, Inc.
c
2,643 38,086
Paramount Group, Inc.
c
3,510 25,026
Park Hotels & Resorts, Inc.
c
4,272 35,329
Pebblebrook Hotel Trust
c
2,394 25,376
Physicians Realty Trust
b,c
3,704 66,820
Piedmont Office Realty Trust, Inc., Class A
c
2,305 37,364
PotlatchDeltic Corp.
c
1,227 52,528
PS Business Parks, Inc.
c
367 50,628
QTS Realty Trust, Inc., Class A
c
1,100 79,145
Rayonier, Inc.
c
2,537 70,478
Redfin Corp.
a
1,616 67,193
Rexford Industrial Realty, Inc.
c
2,239 105,076
RLJ Lodging Trust
c
3,034 24,302
Ryman Hospitality Properties, Inc.
c
1,007 32,244
Sabra Health Care REIT, Inc.
c
3,767 55,526
Safehold , Inc.
c
237 11,952
SL Green Realty Corp.
b,c
1,392 64,728
Spirit Realty Capital, Inc.
c
1,882 64,854
STAG Industrial, Inc.
c
2,725 88,835
STORE Capital Corp.
c
4,052 95,992
Sunstone Hotel Investors, Inc.
c
3,965 29,658
Taubman Centers, Inc.
c
1,128 43,676
Terreno Realty Corp.
c
1,239 75,282
Washington Real Estate Investment Trust
c
1,506 33,674
Weingarten Realty Investors
c
2,207 37,651
3,273,096
Utilities – 3.1%
ALLETE, Inc. 949 56,276
American States Water Co. 674 51,817
Avista Corp. 1,232 45,744
Black Hills Corp. 1,148 66,423
California Water Service Group 892 41,808
Clearway Energy, Inc., Class A 596 13,654
Clearway Energy, Inc., Class C 1,453 35,657
Hawaiian Electric Industries, Inc. 1,999 72,484
IDACORP, Inc. 924 86,163
MDU Resources Group, Inc. 3,648 76,535
MGE Energy, Inc. 660 43,778
National Fuel Gas Co. 1,650 66,940
New Jersey Resources Corp. 1,755 54,510
Northwest Natural Holding Co. 559 29,901
NorthWestern Corp. 924 51,984
ONE Gas, Inc. 966 73,126
Ormat Technologies, Inc. 935 55,633
Otter Tail Corp. 740 28,305
PNM Resources, Inc. 1,459 61,614
SJW Group 475 29,669
South Jersey Industries, Inc. 1,694 39,521
Southwest Gas Holdings, Inc. 1,009 70,267
Spire, Inc. 937 57,775
1,209,584
Total Common Stocks (cost $31,888,263) 38,660,035

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $15,293) 15,293 15,293
Investment of Cash Collateral for Securities Loaned – 1.8%
Registered Investment Companies – 1.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $693,900) 693,900 693,900
Total Investments (cost $32,597,456) 101.6% 39,369,228
Liabilities, Less Cash and Receivables (1.6)% (604,469)
Net Assets 100.0% 38,764,759
REIT—Real Estate Investment Trust
a
Non-income producing security.
b
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $3,888,672 and the value of the collateral was $3,977,283, consisting of cash collateral of
$693,900 and U.S. Government & Agency securities valued at $3,283,383.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of July 31, 2020.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
E-mini Russell 2000 Index 2 9/18/2020 147,778 147,780 2

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.5%
Australia – 6.9%
AGL Energy Ltd. 1,460 17,402
APA Group 2,760 21,773
Aristocrat Leisure Ltd. 1,489 27,956
ASX Ltd. 452 26,791
Aurizon Holdings Ltd. 5,267 16,809
Australia & New Zealand Banking Group Ltd. 6,683 86,077
BHP Group Ltd. 6,959 183,406
BHP Group PLC 4,900 106,437
Brambles Ltd. 3,705 28,643
Cochlear Ltd. 150 20,462
Coles Group Ltd. 2,789 36,342
Commonwealth Bank of Australia 4,186 213,742
CSL Ltd. 1,058 204,937
Dexus
a
2,405 14,678
Fortescue Metals Group Ltd. 3,975 49,630
Glencore PLC 25,314 58,023
Goodman Group
a
3,718 45,142
Insurance Australia Group Ltd. 5,409 19,744
Macquarie Group Ltd. 808 71,557
Mirvac Group
a
8,784 13,166
National Australia Bank Ltd. 7,376 93,416
Newcrest Mining Ltd. 1,990 50,206
Origin Energy Ltd. 3,902 15,027
QBE Insurance Group Ltd. 3,353 23,830
Ramsay Health Care Ltd. 424 18,846
REA Group Ltd. 108 8,402
Rio Tinto Ltd. 859 62,835
Rio Tinto PLC 2,296 139,073
Santos Ltd. 3,911 14,781
Scentre Group
a
11,818 17,290
Sonic Healthcare Ltd. 1,067 24,563
South32 Ltd. 11,406 16,850
Suncorp Group Ltd. 2,793 17,126
Sydney Airport 2,449 9,185
Telstra Corp. Ltd. 9,713 23,335
Transurban Group 6,380 63,187
Wesfarmers Ltd. 2,619 87,431
Westpac Banking Corp. 8,468 103,785
Woodside Petroleum Ltd. 2,172 31,169
Woolworths Group Ltd. 3,032 84,106
2,167,160
Austria – 0.1%
Erste Group Bank AG 668 14,929
OMV AG
b
319 10,079
Raiffeisen Bank International AG
b
300 5,162
Telekom Austria AG, Class A
b
310 2,339
Verbund AG, Class A 151 7,953
40,462
Belgium – 1.0%
Ageas 418 15,743
Anheuser-Busch InBev SA/NV 1,953 106,510
Elia Group SA 72 7,850
Galapagos NV
b
126 23,482
Groupe Bruxelles Lambert SA 180 15,691
KBC Group NV 792 45,254
Proximus SADP 345 7,143
Sofina SA 41 11,539
Solvay SA 162 12,655
UCB SA 294 37,842
Umicore SA 468 22,103
305,812
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Brazil – 0.2%
Wheaton Precious Metals Corp. 1,038 56,313
Canada – 8.6%
Agnico Eagle Mines Ltd. 558 44,311
Alimentation Couche-Tard, Inc., Class A 147 5,112
Alimentation Couche-Tard, Inc., Class B 2,015 70,025
Bank of Montreal 1,479 80,912
Bank of Nova Scotia (The) 2,807 115,277
Barrick Gold Corp. 4,102 118,543
BCE, Inc. 662 27,755
Brookfield Asset Management, Inc., Class A 3,228 104,250
Canadian Imperial Bank of Commerce 1,031 71,373
Canadian National Railway Co. 1,655 161,657
Canadian Natural Resources Ltd. 2,749 48,495
Canadian Pacific Railway Ltd. 318 87,452
CGI, Inc., Class A
b
558 39,854
Constellation Software, Inc. 44 52,044
Enbridge, Inc. 4,767 152,565
Fortis, Inc., Class Common Subscription Receipt 1,072 43,656
Franco-Nevada Corp. 437 69,848
George Weston Ltd. 158 11,933
Great-West Lifeco, Inc., Class Common
Subscription Receipt 598 10,572
Hydro One Ltd.
c
800 17,045
Imperial Oil Ltd. 515 8,055
Intact Financial Corp., Class Common
Subscription Receipt 317 34,609
Kirkland Lake Gold Ltd. 600 32,766
Loblaw Cos. Ltd. 388 20,128
Magna International, Inc. 632 29,210
Manulife Financial Corp., Class Common
Subscription Receipt 4,516 60,517
Metro, Inc., Class A 600 26,320
National Bank of Canada 842 39,752
Nutrien Ltd. 1,329 43,278
Open Text Corp. 600 27,006
Pembina Pipeline Corp. 1,264 30,715
Power Corp. of Canada 1,500 26,618
Restaurant Brands International, Inc. 695 39,251
Rogers Communications, Inc., Class B 827 33,771
Royal Bank of Canada 3,396 234,259
Saputo, Inc. 525 12,848
Shopify, Inc., Class A
b
246 251,561
Sun Life Financial, Inc. 1,364 53,165
Suncor Energy, Inc. 3,572 56,187
TC Energy Corp. 2,157 98,309
TELUS Corp. 932 16,163
Thomson Reuters Corp. 478 33,351
Toronto-Dominion Bank (The) 4,195 185,620
2,726,138
Chile – 0.0%
Antofagasta PLC 766 10,330
China – 0.4%
Prosus NV
b
974 94,559
Wilmar International Ltd. 7,300 24,594
119,153
Denmark – 2.1%
AP Moller - Maersk A/S, Class A 8 9,507
AP Moller - Maersk A/S, Class B 16 20,515
Carlsberg A/S, Class B 246 36,244

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Denmark – 2.1% (continued)
Chr Hansen Holding A/S 243 27,662
Coloplast A/S, Class B 271 46,295
Danske Bank A/S
b
1,598 25,776
DSV Panalpina A/S 474 65,245
Genmab A/S
b
151 51,759
Novo Nordisk A/S, Class B 3,779 250,127
Novozymes A/S, Class B 499 29,899
Orsted A/S
c
388 55,502
Vestas Wind Systems A/S 460 59,287
677,818
Finland – 1.2%
Elisa OYJ 350 20,884
Fortum OYJ 967 19,691
Kone OYJ, Class B 934 74,264
Neste OYJ 999 45,930
Nokia OYJ 13,030 62,556
Nordea Bank Abp
b
7,474 57,876
Sampo OYJ, Class A 1,143 41,453
Stora ENSO OYJ, Class A 166 2,277
Stora ENSO OYJ, Class R 1,360 17,143
UPM-Kymmene OYJ 1,234 33,022
375,096
France – 9.3%
Adevinta ASA, Class B
b
502 8,117
Air Liquide SA 1,110 183,235
Airbus SE
b
1,437 105,371
Amundi SA
b,c
134 10,189
AXA SA 4,481 89,359
bioMerieux 113 18,373
BNP Paribas SA
b
2,641 106,540
Bouygues SA
b
585 20,753
Capgemini SE 365 47,261
Carrefour SA 1,368 21,838
CIE de Saint-Gobain
b
1,267 46,700
CIE Generale des Etablissements Michelin SCA 417 43,561
Credit Agricole SA
b
2,954 28,385
Danone SA 1,485 99,285
Dassault Systemes SE 317 57,765
Electricite de France SA 1,016 10,272
Engie SA
b
4,242 56,632
EssilorLuxottica SA
b
671 89,026
Gecina SA
a
122 15,797
Hermes International 80 64,914
Kering SA 172 97,983
Legrand SA 613 47,465
L'Oreal SA 578 193,426
LVMH Moet Hennessy Louis Vuitton SE 633 274,521
Orange SA 4,444 52,088
Pernod Ricard SA 502 86,668
Peugeot SA
b
1,331 21,468
Safran SA
b
775 81,966
Sanofi 2,682 280,833
Sartorius Stedim Biotech 56 17,482
Schneider Electric SE 1,308 151,949
Societe Generale SA
b
1,857 28,512
Sodexo SA 189 13,025
Teleperformance 136 39,771
Thales SA 277 20,099
Total SE 5,953 220,334
Veolia Environnement SA 1,311 29,935
Vinci SA 1,191 102,528
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
France – 9.3% (continued)
Vivendi SA 1,864 49,374
Worldline SA
b,c
224 19,262
2,952,062
Germany – 7.8%
Adidas AG
b
425 117,549
Allianz SE 983 204,838
BASF SE 2,118 117,237
Bayer AG 2,332 155,087
Bayerische Motoren Werke AG 745 48,189
Beiersdorf AG 229 27,391
Continental AG 252 24,602
Daimler AG 2,051 90,706
Delivery Hero SE
b,c
321 37,108
Deutsche Bank AG
b
4,793 43,024
Deutsche Boerse AG 439 80,256
Deutsche Post AG
b
2,243 90,869
Deutsche Telekom AG 7,466 125,056
Deutsche Wohnen SE 834 40,632
E.ON SE 5,069 59,557
Evonik Industries AG 372 10,060
Fresenius Medical Care AG & Co. KGaA
b
491 43,325
Fresenius SE & Co. KGaA
b
948 47,385
Hannover Rueck SE 141 23,909
Henkel AG & Co. KGaA 237 20,641
Infineon Technologies AG 3,164 79,056
Merck KGaA 300 38,331
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 333 88,520
RWE AG 1,339 50,636
SAP SE 2,534 400,866
Siemens AG 1,907 244,265
Siemens Healthineers AG
c
333 17,308
Symrise AG, Class A 296 37,120
Volkswagen AG 72 11,298
Vonovia SE 1,290 84,173
Zalando SE
b,c
295 21,363
2,480,357
Hong Kong – 2.3%
AIA Group Ltd. 28,200 254,885
CK Asset Holdings Ltd. 6,000 33,328
CLP Holdings Ltd. 4,000 37,883
Dairy Farm International Holdings Ltd. 600 2,556
Hang Seng Bank Ltd. 1,800 28,312
Henderson Land Development Co. Ltd. 4,000 14,993
HKT Trust & HKT Ltd. 9,000 13,262
Hong Kong & China Gas Co. Ltd. 24,150 34,651
Hong Kong Exchanges & Clearing Ltd. 2,800 133,746
Jardine Strategic Holdings Ltd. 500 10,100
Link REIT
a
5,013 38,906
MTR Corp. Ltd. 4,000 19,870
New World Development Co. Ltd. 3,250 15,851
Sun Hung KAI Properties Ltd. 3,500 42,857
Swire Properties Ltd. 2,400 5,543
Techtronic Industries Co. Ltd. 4,000 41,780
Wharf Real Estate Investment Co. Ltd. 3,000 10,606
739,129
Ireland – 0.4%
CRH PLC 1,828 66,491
Kerry Group PLC, Class A 350 46,354
112,845

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Israel – 0.3%
Azrieli Group Ltd. 80 3,833
Bank Hapoalim BM 2,481 14,767
Bank Leumi Le-Israel BM 3,434 17,199
Elbit Systems Ltd. 53 7,446
Mizrahi Tefahot Bank Ltd. 292 6,026
Nice Ltd.
b
145 29,501
Teva Pharmaceutical Industries Ltd.
b
2,540 28,795
107,567
Italy – 1.9%
Assicurazioni Generali SpA 2,813 42,112
Atlantia SpA
b
1,106 17,591
Davide Campari-Milano NV 928 9,342
DiaSorin SpA 32 6,281
ENEL SpA 18,290 167,162
ENI SpA 5,925 52,835
Ferrari NV 296 52,976
Intesa Sanpaolo SpA
b
36,411 73,505
Moncler SpA
b
418 16,114
Nexi SpA
b,c
570 10,222
Poste Italiane SpA
c
1,015 9,304
Recordati Industria Chimica e Farmaceutica SpA 223 11,930
Snam SpA 5,059 26,920
Telecom Italia SpA 23,959 9,655
Telecom Italia SpA-RSP 13,375 5,358
Terna Rete Elettrica Nazionale SpA 3,280 24,458
UniCredit SpA
b
4,897 44,710
UnipolSai Assicurazioni SpA 1,271 3,270
583,745
Japan – 23.3%
ACOM Co. Ltd. 1,000 3,509
Advantest Corp. 400 21,564
AEON Co. Ltd. 2,000 47,101
AGC, Inc. 600 16,786
Aisin Seiki Co. Ltd. 400 11,425
Ajinomoto Co., Inc. 1,300 23,411
ANA Holdings, Inc.
b
200 4,110
Asahi Group Holdings Ltd. 1,100 35,831
Asahi Intecc Co. Ltd. 600 16,729
Asahi Kasei Corp. 3,100 22,046
Astellas Pharma, Inc. 4,200 65,544
Bandai Namco Holdings, Inc. 500 27,528
Bridgestone Corp. 1,400 40,968
Canon, Inc. 2,500 39,629
Central Japan Railway Co. 500 60,082
Chubu Electric Power Co., Inc. 1,700 20,171
Chugai Pharmaceutical Co. Ltd. 1,500 67,190
DAI Nippon Printing Co. Ltd. 700 15,188
Daifuku Co. Ltd. 300 26,955
Dai-ichi Life Holdings, Inc. 2,800 32,574
Daiichi Sankyo Co. Ltd. 1,400 122,588
Daikin Industries Ltd. 700 122,151
Daito Trust Construction Co. Ltd. 200 15,647
Daiwa House Industry Co. Ltd. 1,600 35,290
Daiwa Securities Group, Inc. 3,500 15,360
Denso Corp. 1,200 43,900
Dentsu Group, Inc. 600 13,324
Disco Corp. 100 23,806
East Japan Railway Co. 900 51,678
Eisai Co. Ltd. 700 56,189
ENEOS Holdings, Inc. 7,500 26,047
FamilyMart Co. Ltd. 600 13,381
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Japan – 23.3% (continued)
FANUC Corp. 400 66,982
Fast Retailing Co. Ltd. 200 106,025
Fujifilm Holdings Corp. 1,000 44,614
Fujitsu Ltd. 500 66,774
GMO Payment Gateway, Inc. 100 10,404
Hamamatsu Photonics KK 300 12,939
Hankyu Hanshin Holdings, Inc. 600 17,110
Hikari Tsushin, Inc. 100 21,564
Hitachi Ltd. 2,200 65,087
Honda Motor Co. Ltd. 4,200 100,263
Hoya Corp. 900 88,698
Hulic Co. Ltd. 1,100 9,426
Idemitsu Kosan Co. Ltd. 600 12,371
INPEX Corp. 2,400 13,599
Isuzu Motors Ltd. 1,300 10,568
ITOCHU Corp. 3,600 78,313
ITOCHU Techno-Solutions Corp. 200 8,087
Japan Airlines Co. Ltd. 200 3,237
Japan Exchange Group, Inc. 1,200 28,374
Japan Post Holdings Co. Ltd. 3,400 23,066
Japan Real Estate Investment Corp.
a
3 15,322
Japan Tobacco, Inc. 2,500 42,845
Kajima Corp. 1,100 12,027
Kansai Electric Power Co., Inc. (The) 1,900 17,997
KAO Corp. 1,100 79,444
KDDI Corp. 3,600 110,966
KEIO Corp. 300 14,868
Keyence Corp. 400 167,294
Kikkoman Corp. 400 18,595
Kintetsu Group Holdings Co. Ltd. 400 15,511
Kirin Holdings Co. Ltd. 2,100 40,399
Kobe Bussan Co. Ltd. 100 6,157
Koito Manufacturing Co. Ltd. 300 11,704
Komatsu Ltd. 2,200 42,989
Kose Corp. 100 10,026
Kubota Corp. 2,700 38,394
Kyocera Corp. 800 44,218
Kyowa Kirin Co. Ltd. 600 14,755
Lasertec Corp. 200 17,403
LINE Corp.
b
100 5,287
Lion Corp. 700 18,068
M3, Inc. 1,000 50,884
Makita Corp. 700 26,714
Marubeni Corp. 3,900 17,890
McDonald's Holdings Co. Japan Ltd. 200 9,534
MEIJI Holdings Co. Ltd. 300 23,437
Minebea Mitsumi, Inc. 1,000 16,287
Misumi Group, Inc. 700 16,512
Mitsubishi Chemical Holdings Corp. 3,200 17,124
Mitsubishi Corp. 3,600 72,167
Mitsubishi Electric Corp. 5,000 64,811
Mitsubishi Estate Co. Ltd. 3,200 45,974
Mitsubishi Heavy Industries Ltd. 800 18,511
Mitsubishi UFJ Financial Group, Inc. 30,000 111,567
Mitsui & Co. Ltd. 4,000 59,548
Mitsui Fudosan Co. Ltd. 2,300 35,850
Mizuho Financial Group, Inc. 58,600 70,721
Monotaro Co. Ltd. 300 12,783
MS&AD Insurance Group Holdings, Inc. 1,100 27,425
Murata Manufacturing Co. Ltd. 1,500 93,762
Nagoya Railroad Co. Ltd. 500 12,608
NEC Corp. 600 33,425

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Japan – 23.3% (continued)
Nexon Co. Ltd. 1,100 28,403
Nidec Corp. 1,300 102,975
Nintendo Co. Ltd. 300 131,770
Nippon Building Fund, Inc.
a
3 16,797
Nippon Paint Holdings Co. Ltd. 500 33,954
Nippon ProLogis REIT, Inc.
a
6 20,685
Nippon Steel Corp. 2,200 17,843
Nippon Telegraph & Telephone Corp. 3,000 69,332
Nissan Chemical Corp. 300 15,691
Nissan Motor Co. Ltd. 5,400 18,438
Nissin Foods Holdings Co. Ltd. 200 17,932
Nitori Holdings Co. Ltd. 200 43,829
Nitto Denko Corp. 300 16,883
Nomura Holdings, Inc. 7,700 35,663
Nomura Research Institute Ltd. 900 23,630
NTT Data Corp. 1,400 15,770
NTT DoCoMo, Inc. 2,800 76,998
Obayashi Corp. 1,700 15,082
OBIC Co. Ltd. 100 17,885
Odakyu Electric Railway Co. Ltd. 800 16,616
Olympus Corp. 3,000 53,443
Omron Corp. 500 35,610
ONO Pharmaceutical Co. Ltd. 1,200 33,635
Oracle Corp. Japan 100 11,993
Oriental Land Co. Ltd. 500 59,917
ORIX Corp. 3,100 33,307
Osaka Gas Co. Ltd. 1,000 18,386
Otsuka Corp. 200 10,328
Otsuka Holdings Co. Ltd. 1,300 53,731
Pan Pacific International Holdings Corp. 1,400 31,819
Panasonic Corp. 5,400 45,966
Rakuten, Inc. 1,900 17,341
Recruit Holdings Co. Ltd. 3,800 117,454
Renesas Electronics Corp.
b
2,300 12,574
Resona Holdings, Inc. 5,000 16,258
ROHM Co. Ltd. 200 12,617
Santen Pharmaceutical Co. Ltd. 900 15,152
Secom Co. Ltd. 500 42,944
Sekisui Chemical Co. Ltd. 1,000 13,544
Sekisui House Ltd. 1,600 29,025
Seven & i Holdings Co. Ltd. 1,900 57,613
SG Holdings Co. Ltd. 600 21,962
Sharp Corp. 400 3,897
Shimadzu Corp. 700 17,617
Shimano, Inc. 200 43,507
Shimizu Corp. 1,700 12,155
Shin-Etsu Chemical Co. Ltd. 900 104,488
Shionogi & Co. Ltd. 700 41,439
Shiseido Co. Ltd. 900 49,797
SMC Corp. 100 52,085
Softbank Corp. 3,800 50,838
SoftBank Group Corp. 3,900 243,266
Sompo Holdings, Inc. 900 29,410
Sony Corp. 3,000 229,150
Subaru Corp. 1,400 26,410
Sumitomo Corp. 2,900 32,091
Sumitomo Dainippon Pharma Co. Ltd. 400 4,979
Sumitomo Electric Industries Ltd. 1,800 19,851
Sumitomo Metal Mining Co. Ltd. 700 20,749
Sumitomo Mitsui Financial Group, Inc. 3,200 84,744
Sumitomo Mitsui Trust Holdings, Inc. 900 23,068
Sumitomo Realty & Development Co. Ltd. 1,100 27,981
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Japan – 23.3% (continued)
Suntory Beverage & Food Ltd. 300 11,279
Suzuki Motor Corp. 1,100 36,122
Sysmex Corp. 400 30,761
T&D Holdings, Inc. 1,300 10,611
Taisei Corp. 600 20,543
Taiyo Nippon Sanso Corp. 500 7,845
Takeda Pharmaceutical Co. Ltd. 3,600 127,888
TDK Corp. 300 33,141
Terumo Corp. 1,700 63,913
Tobu Railway Co. Ltd. 500 13,932
Toho Co. Ltd. 300 8,895
Tokio Marine Holdings, Inc. 1,700 71,325
Tokyo Electric Power Co. Holdings, Inc.
b
1,800 4,767
Tokyo Electron Ltd. 400 108,957
Tokyo Gas Co. Ltd. 900 18,987
Tokyu Corp. 1,300 14,410
Toray Industries, Inc. 3,600 15,462
Toshiba Corp. 1,000 30,266
Toto Ltd. 300 11,208
Toyota Industries Corp. 400 20,202
Toyota Motor Corp. 6,100 358,684
Toyota Tsusho Corp. 600 15,084
Trend Micro, Inc. 300 17,450
Tsuruha Holdings, Inc. 100 13,799
Unicharm Corp. 1,000 45,001
Welcia Holdings Co. Ltd. 100 9,174
West Japan Railway Co. 400 17,130
Yakult Honsha Co. Ltd. 400 22,737
Yamaha Corp. 400 18,349
Yamato Holdings Co. Ltd. 1,000 25,489
Yaskawa Electric Corp. 700 23,073
Z Holdings Corp. 6,200 32,662
7,364,469
Luxembourg – 0.1%
ArcelorMittal SA
b
1,839 20,311
Macau – 0.2%
Galaxy Entertainment Group Ltd. 6,000 40,876
Sands China Ltd. 5,600 21,677
62,553
Netherlands – 4.0%
Adyen NV
b,c
56 93,834
AKZO Nobel NV 469 44,223
ASML Holding NV 999 354,041
EXOR NV 214 12,058
HAL Trust 199 26,355
Heineken Holding NV 224 19,429
Heineken NV 546 53,098
ING Groep NV
b
9,014 62,846
Just Eat Takeaway.com NV
b,c
274 29,731
Koninklijke Ahold Delhaize NV 2,542 73,555
Koninklijke DSM NV 426 65,285
Koninklijke Philips NV
b
2,131 110,599
Royal Dutch Shell PLC, Class A 9,635 141,837
Royal Dutch Shell PLC, Class B 8,632 122,449
Wolters Kluwer NV 631 49,888
1,259,228
New Zealand – 0.3%
a2 Milk Co. Ltd.
b
1,720 23,878
Auckland International Airport Ltd. 2,570 10,923
Fisher & Paykel Healthcare Corp. Ltd. 1,341 32,159

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
New Zealand – 0.3% (continued)
Meridian Energy Ltd. 2,788 9,026
Spark New Zealand Ltd. 4,927 16,181
92,167
Norway – 0.5%
AKER BP ASA 240 4,493
DNB ASA
b
2,096 31,986
Equinor ASA 2,553 37,766
Gjensidige Forsikring ASA
b
422 8,664
Mowi ASA 1,053 18,998
Norsk Hydro ASA
b
3,031 8,480
Orkla ASA 1,800 17,745
Telenor ASA 1,512 23,457
Yara International ASA 391 16,378
167,967
Portugal – 0.1%
EDP - Energias de Portugal SA 6,016 30,483
Jeronimo Martins SGPS SA 545 9,213
39,696
Russia – 0.0%
Polymetal International PLC 475 11,814
Singapore – 1.0%
Ascendas Real Estate Investment Trust
a
7,300 18,845
CapitaLand Ltd. 6,200 12,479
CapitaLand Mall Trust
a
7,100 9,786
City Developments Ltd. 1,600 9,544
DBS Group Holdings Ltd. 4,200 60,551
Genting Singapore Ltd. 12,600 6,753
Great Eastern Holdings Ltd. 200 2,815
Jardine Cycle & Carriage Ltd. 200 2,917
Keppel Corp. Ltd.
d
3,500 13,783
Oversea-Chinese Banking Corp. Ltd. 9,100 56,804
Singapore Airlines Ltd. 3,000 7,482
Singapore Exchange Ltd. 1,900 11,320
Singapore Technologies Engineering Ltd. 3,900 9,300
Singapore Telecommunications Ltd. 19,200 34,723
United Overseas Bank Ltd. 3,300 46,662
303,764
South Africa – 0.3%
Anglo American PLC 3,198 78,499
Spain – 2.1%
Aena SME SA
b,c
172 22,434
Amadeus IT Group SA 1,111 55,651
Banco Bilbao Vizcaya Argentaria SA 15,426 48,102
Banco Santander SA
b
38,347 82,011
CaixaBank SA 7,966 17,144
Cellnex Telecom SA
c
625 39,333
EDP Renovaveis SA 348 5,712
Endesa SA 705 20,041
Ferrovial SA 1,132 27,762
Iberdrola SA 14,331 185,055
Iberdrola SA 325 4,197
Industria de Diseno Textil SA 2,449 65,217
Naturgy Energy Group SA 743 13,829
Repsol SA 3,601 28,019
Telefonica SA 11,006 46,176
660,683
Sweden – 3.0%
ALFA Laval AB
b
665 15,750
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Sweden – 3.0% (continued)
ASSA Abloy AB, Class B 2,297 50,346
Atlas Copco AB, Class A 1,494 66,106
Atlas Copco AB, Class B 910 35,176
Epiroc AB, Class A 1,390 19,442
Epiroc AB, Class B 867 11,814
EQT AB 968 22,695
Essity AB, Class A
b
64 2,108
Essity AB, Class B
b
1,402 46,258
Evolution Gaming Group AB
c
315 21,557
Fastighets AB Balder, Class B
b
214 8,838
Hennes & Mauritz AB, Class B 1,802 27,997
Hexagon AB, Class B
b
650 42,283
ICA Gruppen AB 206 10,147
Industrivarden AB, Class A
b
358 8,852
Industrivarden AB, Class C
b
371 9,118
Investment AB Latour, Class B 275 5,639
Investor AB, Class A 291 17,056
Investor AB, Class B 1,053 62,212
L E Lundbergforetagen AB, Class B
b
156 7,311
Lundin Energy AB 419 9,694
Nibe Industrier AB, Class B
b
809 19,429
Sandvik AB
b
2,560 47,605
Skandinaviska Enskilda Banken AB, Class A
b
3,729 36,096
Skandinaviska Enskilda Banken AB, Class C
b
115 1,163
Skanska AB, Class B
b
799 16,128
SKF AB, Class A 79 1,464
SKF AB, Class B 830 15,325
Svenska Cellulosa AB SCA, Class A
b
130 1,582
Svenska Cellulosa AB SCA, Class B
b
1,344 16,262
Svenska Handelsbanken AB, Class A
b
3,519 33,315
Svenska Handelsbanken AB, Class B
b
149 1,573
Swedbank AB, Class A
b
2,160 35,073
Swedish Match AB 396 30,479
Tele2 AB, Class B 1,109 15,733
Telefonaktiebolaget LM Ericsson, Class A 208 2,612
Telefonaktiebolaget LM Ericsson, Class B 6,052 69,767
Telia Co. AB 6,085 23,717
Volvo AB, Class A
b
530 9,128
Volvo AB, Class B
b
3,795 65,493
942,343
Switzerland – 10.2%
ABB Ltd. 4,454 111,485
Alcon, Inc.
b
1,130 68,319
Barry Callebaut AG 6 12,525
Chocoladefabriken Lindt & Spruengli AG 5 38,804
CIE Financiere Richemont SA 1,206 74,903
Coca-Cola HBC AG 430 11,304
Credit Suisse Group AG 5,617 59,980
EMS-Chemie Holding AG 17 14,698
Geberit AG 86 47,571
Givaudan SA 19 78,552
Kuehne + Nagel International AG
b
133 22,939
LafargeHolcim Ltd. 1,125 53,189
Lonza Group AG 173 108,132
Nestle SA 6,968 828,010
Novartis AG 5,752 477,194
Partners Group Holding AG 43 41,653
Roche Holding AG 1,643 570,905
Roche Holding AG, BR 64 22,091
Schindler Holding AG 43 10,730
Schindler Holding AG 95 24,071

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Switzerland – 10.2% (continued)
SGS SA 12 31,540
Sika AG 323 71,190
Sonova Holding AG
b
127 28,703
STMicroelectronics NV 1,518 42,740
Straumann Holding AG 25 24,618
Swatch Group AG (The) 130 5,179
Swatch Group AG (The), BR 64 13,437
Swiss Life Holding AG 78 28,544
Swiss RE AG 675 53,246
Swisscom AG 58 30,973
UBS Group AG 8,839 103,917
Zurich Insurance Group AG 347 128,242
3,239,384
United Kingdom – 10.5%
3i Group PLC 2,269 26,493
Ashtead Group PLC 1,058 33,813
Associated British Foods PLC 832 19,274
AstraZeneca PLC 3,075 344,265
Aviva PLC 9,176 31,759
BAE Systems PLC 7,385 47,514
Barclays PLC
b
37,257 49,174
BP PLC 47,543 171,694
British American Tobacco PLC 5,376 178,129
BT Group PLC, Class A 20,367 26,352
CK Hutchison Holdings Ltd. 6,500 42,396
CNH Industrial NV
b
2,687 18,378
Coca-Cola European Partners PLC 494 20,338
Compass Group PLC 4,097 56,489
Diageo PLC 5,521 202,969
Experian PLC 2,103 73,890
Fiat Chrysler Automobiles NV
b
2,563 26,125
GlaxoSmithKline PLC 11,696 234,840
Halma PLC 943 26,957
HSBC Holdings PLC 48,386 217,320
Imperial Brands PLC 2,197 36,794
Intertek Group PLC 376 26,540
Legal & General Group PLC 13,698 38,474
Lloyds Banking Group PLC 162,109 55,926
London Stock Exchange Group PLC 733 81,621
National Grid PLC 8,654 102,271
Natwest Group PLC 10,199 14,189
Ocado Group PLC
b
1,363 36,727
Prudential PLC 5,998 87,029
Reckitt Benckiser Group PLC 1,734 175,379
RELX PLC 4,639 98,332
Rentokil Initial PLC 4,287 30,058
Segro PLC
a
2,559 32,552
Smith & Nephew PLC 2,063 41,089
SSE PLC 2,396 40,913
Standard Chartered PLC
b
6,231 31,551
Tesco PLC 22,433 63,921
Unilever NV 3,446 204,071
Unilever PLC 2,748 164,937
Vodafone Group PLC 61,820 93,764
WPP PLC 2,913 21,716
3,326,023
United States – 0.4%
Ferguson PLC 539 48,049
James Hardie Industries PLC 1,116 23,186
Tenaris SA 1,048 6,112
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
United States – 0.4% (continued)
Waste Connections, Inc. 611 62,446
139,793
Total Common Stocks (cost $27,328,132) 31,162,681
Preferred Stocks – 0.5%
Germany – 0.5%
Bayerische Motoren Werke AG, 5.79% 123 6,336
Henkel AG & Co. KGaA, 2.21% 413 40,730
Sartorius AG, 0.11% 79 30,398
Volkswagen AG, 3.62% 424 62,672
140,136
Spain – 0.0%
Grifols SA, Class B, 1.04% 576 11,007
Total Preferred Stocks (cost $128,936) 151,143
Rights – 0.0%
Spain – 0.0%
Cellnex Telecom SA, Rights expiring 8/14/2020
b
625 2,624
Total Rights (cost $–) 2,624
Principal
Amount ($)
Short-Term Investments – 0.1%
U.S. Treasury Securities – 0.1%
U.S. Treasury Bills, 0.16%, 2/25/2021
e,f
(cost $34,967) 35,000 34,979
Shares
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
g,h
(cost $119,691) 119,691 119,691
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
g,h
(cost $14,416) 14,416 14,416
Total Investments (cost $27,626,142) 99.5% 31,485,534
Cash and Receivables (Net) 0.5% 165,909
Net Assets 100.0% 31,651,443
BR—Bearer Shares
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
a
Investment in a real estate investment trust.
b
Non-income producing security.
c
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $404,192 or 1.28% of net asset.
d
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $13,726 and the value of the collateral was $14,416, consisting of cash collateral.
e
Held by a counterparty for open exchange traded derivative contracts.
f
Security is a discount security. Income is recognized through the accretion of discount.
g
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
h
The rate shown is the 1-day yield as of July 31, 2020.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 3 9/18/2020 271,715 272,040 325

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 86.8%
Brazil – 3.2%
Ambev SA 27,900 74,549
Atacadao SA 2,000 8,575
B2W Cia Digital
a
1,200 27,638
B3 SA - Brasil Bolsa Balcao 12,500 153,098
Banco Bradesco SA 8,000 31,642
Banco BTG Pactual SA 1,000 16,668
Banco do Brasil SA 7,000 45,369
BB Seguridade Participacoes SA 5,200 27,819
Centrais Eletricas Brasileiras SA 2,900 20,701
CPFL Energia SA 1,500 9,033
Energisa SA 1,600 14,983
Engie Brasil Energia SA 2,000 17,676
Hapvida Participacoes e Investimentos SA
b
1,200 14,983
Itausa - Investimentos Itau SA 10,400 24,513
Lojas Americanas SA 1,300 7,624
Magazine Luiza SA 4,000 61,746
Natura & Co. Holding SA 5,000 44,902
Notre Dame Intermedica Participacoes SA 2,700 34,698
Petroleo Brasileiro SA 17,900 78,088
Raia Drogasil SA 1,500 35,940
Sul America SA 1,500 14,661
Suzano SA
a
3,400 27,588
Vale SA 19,400 226,839
WEG SA 4,600 59,724
1,079,057
Chile – 0.5%
Banco de Chile 267,300 25,667
Banco de Credito e Inversiones SA 427 15,232
Banco Santander Chile 441,398 19,216
Empresas CMPC SA 4,675 10,358
Empresas COPEC SA 2,529 20,649
Enel Americas SA 213,056 33,064
Enel Chile SA 170,387 14,633
Falabella SA 4,117 14,686
153,505
China – 40.1%
AECC Aviation Power Co. Ltd., Class A 600 3,170
Agricultural Bank of China Ltd., Class A 52,100 24,111
Agricultural Bank of China Ltd., Class H 181,000 64,224
Air China Ltd., Class A 3,600 3,523
Air China Ltd., Class H 18,000 11,171
Airtac International Group 1,000 20,960
Alibaba Group Holding Ltd.
a
77,480 2,459,302
Alibaba Health Information Technology Ltd.
a
20,000 55,224
Anhui Conch Cement Co. Ltd. 1,700 14,960
Anhui Conch Cement Co. Ltd., Class H 2,000 15,109
Anhui Gujing Distillery Co. Ltd., Class A 400 12,201
Anhui Gujing Distillery Co. Ltd., Class B 600 6,618
ANTA Sports Products Ltd. 6,000 56,902
Autobio Diagnostics Co. Ltd., Class A 100 2,331
Autohome, Inc., ADR 402 35,235
Avary Holding Shenzhen Co. Ltd., Class A 500 3,654
Baidu, Inc., ADR
a
1,710 204,174
Bank of Beijing Co. Ltd., Class A 6,900 4,775
Bank of China Ltd., Class A 34,600 16,508
Bank of China Ltd., Class H 517,000 173,441
Bank of Communications Co. Ltd., Class A 12,800 8,730
Bank of Communications Co. Ltd., Class H 152,000 84,333
Bank of Jiangsu Co. Ltd., Class A 4,000 3,467
Bank of Nanjing Co. Ltd., Class A 3,400 3,780
Bank of Ningbo Co. Ltd., Class A 4,000 16,603
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
China – 40.1% (continued)
Bank of Shanghai Co. Ltd., Class A 6,800 8,067
Baoshan Iron & Steel Co. Ltd., Class A 10,000 7,049
BeiGene Ltd.
a
2,000 32,902
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 200 1,571
BOC Hong Kong Holdings Ltd. 22,000 61,315
BOE Technology Group Co. Ltd., Class A 18,900 12,646
BOE Technology Group Co. Ltd., Class B 6,000 2,307
BYD Co. Ltd. 900 11,011
BYD Co. Ltd., Class H 3,500 33,441
CGN Power Co. Ltd., Class H
b
154,000 32,389
Changchun High & New Technology Industry
Group, Inc., Class A 200 14,242
China CITIC Bank Corp. Ltd., Class H 79,000 34,453
China Communications Construction Co. Ltd.,
Class A 400 453
China Communications Construction Co. Ltd.,
Class H 37,000 21,531
China Conch Venture Holdings Ltd. 9,500 40,818
China Construction Bank Corp., Class A 4,000 3,507
China Construction Bank Corp., Class H 621,000 455,121
China CSSC Holdings Ltd., Class A
a
1,000 2,967
China Eastern Airlines Corp. Ltd., Class A 16,500 10,426
China Eastern Airlines Corp. Ltd., Class H 16,000 5,677
China Everbright Bank Co. Ltd. 12,700 6,878
China Everbright Bank Co. Ltd., Class H 49,000 18,398
China Evergrande Group 19,000 53,321
China Feihe Ltd.
b
17,000 32,683
China Fortune Land Development Co. Ltd., Class
A 1,170 2,908
China Galaxy Securities Co. Ltd., Class A 2,000 3,745
China Galaxy Securities Co. Ltd., Class H 17,500 10,455
China Gas Holdings Ltd. 14,400 43,292
China Jinmao Holdings Group Ltd. 36,000 24,479
China Life Insurance Co. Ltd., Class H 48,000 110,614
China Mengniu Dairy Co. Ltd. 16,000 75,043
China Merchants Bank Co. Ltd. 10,900 54,348
China Merchants Bank Co. Ltd., Class H 24,000 111,946
China Merchants Securities Co. Ltd. 5,460 16,843
China Merchants Securities Co. Ltd., Class H
b
6,600 8,073
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 6,100 14,910
China Minsheng Banking Corp. Ltd., Class A 12,900 10,239
China Minsheng Banking Corp. Ltd., Class H 10,000 6,297
China Mobile Ltd. 19,000 130,177
China Molybdenum Co. Ltd., Class A 8,600 5,422
China Molybdenum Co. Ltd., Class H 18,000 7,293
China National Nuclear Power Co. Ltd., Class A 5,900 3,669
China Overseas Land & Investment Ltd. 24,500 74,605
China Pacific Insurance Group Co. Ltd., Class A 3,500 14,798
China Pacific Insurance Group Co. Ltd., Class H 16,400 47,506
China Petroleum & Chemical Corp., Class A 18,400 10,545
China Petroleum & Chemical Corp., Class H 14,000 5,997
China Railway Construction Corp. Ltd., Class A 1,700 2,141
China Railway Construction Corp. Ltd., Class H 26,000 20,766
China Railway Group Ltd., Class A 300 239
China Railway Group Ltd., Class H 39,000 19,726
China Resources Beer Holdings Co. Ltd. 8,000 55,637
China Resources Cement Holdings Ltd. 20,000 27,354
China Resources Gas Group Ltd. 2,000 9,858
China Resources Land Ltd. 18,000 75,017
China Satellite Communications Co. Ltd., Class A 1,000 3,305

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
China – 40.1% (continued)
China Shenhua Energy Co. Ltd., Class A 3,400 7,468
China Shenhua Energy Co. Ltd., Class H 26,500 44,177
China Shipbuilding Industry Co. Ltd., Class A
a
13,000 8,922
China Southern Airlines Co. Ltd., Class A
a
13,800 10,539
China Southern Airlines Co. Ltd., Class H
a
14,000 6,485
China State Construction Engineering Corp. Ltd.,
Class A 19,700 14,197
China Tourism Group Duty Free Corp. Ltd., Class
A 900 31,335
China Tower Corp. Ltd., Class H
b
26,000 4,730
China Unicom Hong Kong Ltd. 66,000 36,789
China United Network Communications Ltd.,
Class A 8,500 6,187
China Vanke Co. Ltd., Class A 4,900 18,843
China Vanke Co. Ltd., Class H 9,700 30,539
China Yangtze Power Co. Ltd., Class A 13,600 35,795
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 4,600 3,394
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 10,000 4,052
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 2,785
CITIC Securities Co. Ltd., Class A 5,900 25,326
CITIC Securities Co. Ltd., Class H 13,500 31,424
CNOOC Ltd. 119,000 125,906
Country Garden Holdings Co. Ltd. 47,000 60,340
Country Garden Services Holdings Co. Ltd. 7,000 42,225
CRRC Corp. Ltd., Class A 13,900 11,631
CRRC Corp. Ltd., Class H 26,000 11,306
CSPC Pharmaceutical Group Ltd. 31,600 66,297
Dali Foods Group Co. Ltd.
b
20,000 12,206
Daqin Railway Co. Ltd., Class A 6,000 5,579
ENN Energy Holdings Ltd. 4,800 58,156
Focus Media Information Technology Co. Ltd.,
Class A 7,000 6,078
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,400 30,104
Fosun International Ltd. 16,500 18,799
Founder Securities Co. Ltd., Class A 4,700 5,778
GDS Holdings Ltd., ADR
a,c
485 38,941
Geely Automobile Holdings Ltd. 32,000 67,301
Gemdale Corp., Class A 1,400 2,806
GF Securities Co. Ltd., Class A 4,000 8,940
GF Securities Co. Ltd., Class H 7,000 8,391
Gigadevice Semiconductor Beijing, Inc., Class A 200 6,634
Glodon Co. Ltd., Class A 800 8,772
GoerTek, Inc., Class A 1,300 7,953
Great Wall Motor Co. Ltd., Class A 1,000 1,913
Great Wall Motor Co. Ltd., Class H 17,500 17,093
Gree Electric Appliances Inc. of Zhuhai, Class A 3,200 26,092
Greenland Holdings Corp. Ltd., Class A 4,000 4,682
Guangdong Haid Group Co. Ltd., Class A 400 3,659
Guangdong Investment Ltd. 4,000 6,462
Guangzhou Automobile Group Co. Ltd., Class A 1,500 2,321
Guangzhou Automobile Group Co. Ltd., Class H 16,000 15,298
Guosen Securities Co. Ltd., Class A 5,900 11,158
Guotai Junan Securities Co. Ltd. 4,200 11,121
Guotai Junan Securities Co. Ltd., Class H
b
4,800 7,940
Haidilao International Holding Ltd.
b
5,000 22,999
Haier Electronics Group Co. Ltd. 8,000 27,715
Haier Smart Home Co. Ltd., Class A 3,600 9,284
Haitong Securities Co. Ltd., Class A
a
5,300 10,707
Haitong Securities Co. Ltd., Class H
a
16,000 14,864
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
China – 40.1% (continued)
Hangzhou Hikvision Digital Technology Co. Ltd.,
Class A 5,700 30,209
Hansoh Pharmaceutical Group Co. Ltd.
a,b
6,000 25,935
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,200 9,393
Hengan International Group Co. Ltd. 4,500 37,770
Hengli Petrochemical Co. Ltd., Class A 3,000 6,993
Hongta Securities Co. Ltd., Class A 1,000 3,066
Hualan Biological Engineering, Inc. 600 5,582
Huaneng Lancang River Hydropower, Inc., Class
A 2,900 1,587
Huaneng Power International, Inc., Class A 13,800 9,273
Huaneng Power International, Inc., Class H 10,000 4,271
Huatai Securities Co. Ltd., Class A 4,000 11,915
Huatai Securities Co. Ltd., Class H
b
8,600 15,535
Huaxia Bank Co. Ltd., Class A 7,400 6,743
Huayu Automotive Systems Co. Ltd., Class A 700 2,106
Huazhu Group Ltd., ADR
c
709 24,340
Hundsun Technologies, Inc., Class A 800 12,554
Iflytek Co. Ltd., Class A 2,000 10,494
Industrial & Commercial Bank of China Ltd.,
Class H 506,000 299,022
Industrial Bank Co. Ltd. 10,100 22,662
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 16,794
Inspur Electronic Information Industry Co. Ltd.,
Class A 600 3,263
JD.com, Inc., ADR
a
5,380 343,190
Jiangsu Hengli Hydraulic Co. Ltd., Class A 444 3,874
Jiangsu Hengrui Medicine Co. Ltd. 2,700 36,511
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 800 15,480
Kweichow Moutai Co. Ltd. 600 144,266
Li Ning Co Ltd. 12,000 38,631
Lingyi iTech Guangdong Co, Class A
a
3,000 5,098
Logan Group Co. Ltd. 8,000 13,853
Longfor Group Holdings Ltd.
b
9,000 44,476
Luxshare Precision Industry Co. Ltd. 3,400 28,542
Luzhou Laojiao Co. Ltd., Class A 700 11,833
Meituan Dianping, Class B
a
21,700 537,306
Muyuan Foodstuff Co. Ltd. 1,800 23,593
NARI Technology Co. Ltd., Class A 2,500 7,612
NAURA Technology Group Co. Ltd., Class A 200 5,974
NetEase, Inc., ADR 489 224,167
New China Life Insurance Co. Ltd., Class A 1,000 7,574
New China Life Insurance Co. Ltd., Class H 4,700 18,375
New Hope Liuhe Co. Ltd., Class A 1,700 7,921
New Oriental Education & Technology Group,
Inc., ADR
a
725 101,645
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,000 1,479
Offcn Education Technology Co. Ltd., Class A 1,100 5,037
Orient Securities Co. Ltd., Class A 4,700 7,886
People's Insurance Co. Group of China Ltd.
(The), Class H 45,000 14,632
Perfect World Co. Ltd., Class A 750 4,124
PetroChina Co. Ltd., Class H 228,000 79,136
Pinduoduo, Inc., ADR
a
2,220 203,796
Ping An Bank Co. Ltd. 10,000 19,113
Ping An Healthcare And Technology Co. Ltd.
a,b
1,100 18,792
Ping An Insurance Group Co of China Ltd., Class
A 5,700 61,986

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
China – 40.1% (continued)
Ping An Insurance Group Co. of China Ltd., Class
H 33,000 349,578
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,600 12,517
Postal Savings Bank of China Co. Ltd., Class H
b
66,000 36,363
Power Construction Corp. of China Ltd., Class A 6,000 3,619
Rongsheng Petro Chemical Co. Ltd., Class A 4,900 11,724
SAIC Motor Corp. Ltd., Class A 4,300 11,201
Sanan Optoelectronics Co. Ltd., Class A 1,900 7,334
Sany Heavy Industry Co. Ltd. 3,800 11,493
Seazen Holdings Co. Ltd., Class A 1,000 4,876
Semiconductor Manufacturing International
Corp.
a
19,000 73,179
SF Holding Co. Ltd., Class A 1,400 14,226
Shaanxi Coal Industry Co. Ltd., Class A 1,400 1,623
Shandong Gold Mining Co. Ltd., Class A 1,800 11,092
Shandong Gold Mining Co. Ltd., Class H
b
2,900 9,074
Shanghai Electric Group Co. Ltd., Class A
a
6,300 4,965
Shanghai Electric Group Co. Ltd., Class H
a
30,000 9,251
Shanghai Fosun Pharmaceutical Group Co. Ltd. 700 6,241
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,500 16,551
Shanghai International Airport Co. Ltd., Class A 1,300 12,653
Shanghai International Port Group Co. Ltd., Class
A 12,800 8,271
Shanghai Pudong Development Bank Co. Ltd.,
Class A 14,800 21,968
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. 400 10,335
Shengyi Technology Co. Ltd. 1,100 4,534
Shennan Circuits Co. Ltd., Class A 200 4,417
Shenwan Hongyuan Group Co. Ltd., Class A
a
23,800 19,880
Shenwan Hongyuan Group Co. Ltd., Class H
b
6,400 2,040
Shenzhen Goodix Technology Co. Ltd., Class A 200 5,965
Shenzhou International Group Holdings Ltd. 4,800 57,289
Shimao Property Holdings Ltd. 8,000 33,909
Sun Art Retail Group Ltd. 1,500 2,083
Sunac China Holdings Ltd. 15,000 70,643
Suning.com Co. Ltd., Class A 1,400 2,068
Sunny Optical Technology Group Co. Ltd. 4,500 84,714
TAL Education Group, ADR
a
2,351 183,778
TCL Technology Group Corp., Class A 4,400 3,946
Tencent Holdings Ltd. 35,200 2,425,331
Tingyi Cayman Islands Holding Corp. 12,000 22,358
Tongwei Co. Ltd. 1,400 5,476
Topsports International Holdings Ltd.
b
9,000 10,823
Trip.com Group Ltd., ADR
a
2,587 70,366
Tsingtao Brewery Co. Ltd., Class A 300 3,568
Tsingtao Brewery Co. Ltd., Class H 2,000 17,806
Unisplendour Corp. Ltd., Class A
a
1,100 6,903
Vipshop Holdings Ltd., ADR
a
2,308 52,553
Wanhua Chemical Group Co. Ltd., Class A 1,600 15,495
Want Want China Holdings Ltd. 47,000 34,749
Weichai Power Co. Ltd., Class A 2,000 4,639
Weichai Power Co. Ltd., Class H 12,000 25,888
Will Semiconductor Ltd. 200 5,893
Wingtech Technology Co. Ltd., Class A 600 13,071
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd. 800 5,227
Wuliangye Yibin Co. Ltd., Class A 1,900 59,209
Wuxi AppTec Co. Ltd., Class A 1,200 19,428
Wuxi AppTec Co. Ltd., Class H
b
1,300 19,575
Wuxi Biologics Cayman, Inc.
a,b
3,000 61,779
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
China – 40.1% (continued)
Xi'an LONGi Silicon Materials Co. Ltd. 2,000 16,276
Xiaomi Corp., Class B
a,b
81,800 156,419
Yihai International Holding Ltd. 3,000 36,754
Yonghui Superstores Co. Ltd., Class A 3,500 4,508
Yonyou Network Technology Co. Ltd., Class A 2,000 13,474
Yum China Holdings, Inc. 2,368 121,336
Yunda Holding Co. Ltd., Class A 1,200 4,121
Yunnan Baiyao Group Co. Ltd., Class A 600 9,420
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 8,777
Zhejiang Century Huatong Group Co. Ltd., Class
A
a
2,280 3,953
Zhejiang NHU Co. Ltd., Class A 500 2,109
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,438
Zhejiang Supor Co. Ltd., Class A 500 6,076
Zhongsheng Group Holdings Ltd. 3,500 21,609
Zijin Mining Group Co. Ltd., Class A 11,600 9,723
Zijin Mining Group Co. Ltd., Class H 34,000 21,101
ZTE Corp., Class A
a
2,500 14,030
ZTE Corp., Class H 1,000 2,955
ZTO Express Cayman, Inc., ADR 2,655 98,368
13,490,757
Colombia – 0.1%
Banco de Bogota SA 654 10,889
Bancolombia SA 2,178 15,656
Ecopetrol SA 34,756 19,390
45,935
Czech Republic – 0.1%
CEZ AS 1,020 20,501
Egypt – 0.1%
Commercial International Bank Egypt SAE 8,915 35,158
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,675 24,759
Hong Kong – 0.2%
Sino Biopharmaceutical Ltd. 61,500 80,146
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC
a
2,638 15,550
OTP Bank Nyrt
a
1,409 50,258
65,808
Indonesia – 1.3%
Astra International Tbk PT 127,600 45,009
Bank Central Asia Tbk PT 69,700 148,948
Bank Mandiri (Persero) Tbk PT 117,600 46,718
Bank Negara Indonesia (Persero) Tbk PT 40,200 12,666
Bank Rakyat Indonesia (Persero) Tbk PT 334,500 72,399
Barito Pacific Tbk PT
a
125,300 8,153
Chandra Asri Petrochemical Tbk PT 1,400 702
Charoen Pokphand Indonesia Tbk PT
a
42,800 18,249
Gudang Garam Tbk PT 2,100 7,188
Indofood CBP Sukses Makmur Tbk PT 14,100 8,885
Telekomunikasi Indonesia (Persero) Tbk PT 280,900 58,681
Unilever Indonesia Tbk PT 33,900 19,504
447,102
Malaysia – 2.0%
Axiata Group BHD 10,000 7,547

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
Malaysia – 2.0% (continued)
CIMB Group Holdings BHD 42,100 35,646
Dialog Group BHD 25,800 23,062
Digi.com BHD 24,400 24,458
Genting BHD 7,500 6,775
Genting Malaysia BHD 13,700 7,367
Hap Seng Consolidated BHD 6,200 13,087
Hartalega Holdings BHD 9,500 45,439
Hong Leong Bank BHD 5,300 18,750
Hong Leong Financial Group BHD 1,200 3,804
IHH Healthcare BHD 20,200 25,726
IOI Corp. BHD 20,400 22,036
KLCCP Stapled Group 600 1,104
Kuala Lumpur Kepong BHD 3,200 17,660
Malayan Banking BHD 43,400 78,509
Maxis BHD 17,800 22,250
MISC BHD 7,900 14,701
Nestle Malaysia BHD 600 20,094
Petronas Chemicals Group BHD 16,800 24,487
Petronas Dagangan BHD 2,200 11,156
Petronas Gas BHD 5,000 19,811
PPB Group BHD 3,700 17,191
Press Metal Aluminium Holdings BHD 9,900 11,301
Public Bank BHD 19,100 76,580
RHB Bank BHD 16,300 19,299
Sime Darby Plantation BHD 17,500 21,503
Telekom Malaysia BHD 5,600 5,283
Tenaga Nasional BHD 16,800 45,328
Top Glove Corp. BHD 7,700 46,999
686,953
Mexico – 1.1%
America Movil SAB de CV, Series L 149,700 94,777
Arca Continental SAB de CV 2,200 11,069
Becle SAB de CV 2,200 4,508
Fomento Economico Mexicano SAB de CV 10,600 65,438
Grupo Bimbo SAB de CV 7,000 12,693
Grupo Elektra SAB de CV 365 19,605
Grupo Financiero Banorte SAB de CV, Class O
a
14,800 53,159
Grupo Mexico SAB de CV, Series B 18,100 45,976
Wal-Mart de Mexico SAB de CV 32,900 77,654
384,879
Peru – 0.2%
Credicorp Ltd. 441 56,082
Philippines – 0.8%
Aboitiz Equity Ventures, Inc. 12,900 12,613
Ayala Corp. 1,590 23,505
Ayala Land, Inc. 32,900 22,293
Bank of The Philippine Islands 9,940 13,794
BDO Unibank, Inc. 11,020 19,733
Globe Telecom, Inc. 140 5,880
JG Summit Holdings, Inc. 18,250 23,191
Manila Electric Co. 1,760 9,491
PLDT, Inc. 395 10,770
San Miguel Corp. 2,720 5,480
San Miguel Food and Beverage, Inc. 4,820 6,326
SM Investments Corp. 3,140 56,866
SM Prime Holdings, Inc. 73,800 45,051
Universal Robina Corp. 5,010 12,478
267,471
Poland – 0.7%
Bank Polska Kasa Opieki SA
a
1,092 14,801
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
Poland – 0.7% (continued)
CD Projekt SA
a
420 45,245
Cyfrowy Polsat SA 1,137 8,483
Dino Polska SA
a,b
268 14,924
ING Bank Slaski SA
a
319 11,284
KGHM Polska Miedz SA
a
504 17,024
Polski Koncern Naftowy ORLEN SA 1,677 23,944
Polskie Gornictwo Naftowe i Gazownictwo SA 13,718 18,814
Powszechna Kasa Oszczednosci Bank Polski SA
a
6,020 35,088
Powszechny Zaklad Ubezpieczen SA 3,924 28,413
Santander Bank Polska SA
a
269 10,842
228,862
Qatar – 0.7%
Industries Qatar QSC 13,141 28,224
Masraf Al Rayan QSC 20,421 22,087
Mesaieed Petrochemical Holding Co. 23,347 13,370
Ooredoo QPSC 8,186 15,063
Qatar Islamic Bank SAQ 7,740 34,225
Qatar National Bank QPSC 27,000 133,480
246,449
Russia – 2.9%
Gazprom PJSC 72,910 178,825
LUKOIL PJSC 2,483 170,067
MMC Norilsk Nickel PJSC 352 93,193
Mobile TeleSystems PJSC 6,910 30,354
Novatek PJSC 6,300 92,701
Novolipetsk Steel PJSC 6,450 12,642
Polyus PJSC 172 39,302
Rosneft Oil Co. PJSC 7,260 34,876
Sberbank of Russia PJSC 66,630 198,537
Severstal PAO 1,117 13,682
Surgutneftegas PJSC 50,700 25,380
Tatneft PJSC 10,144 75,288
964,847
Saudi Arabia – 2.1%
Al Rajhi Bank 7,691 120,787
Alinma Bank
a
6,260 24,470
Almarai Co. JSC 1,506 21,524
Banque Saudi Fransi 2,430 19,535
National Commercial Bank 8,081 78,216
Riyad Bank 7,950 35,909
Samba Financial Group 5,450 37,492
Saudi Arabian Fertilizer Co. 1,196 24,874
Saudi Arabian Mining Co.
a
2,608 25,138
Saudi Arabian Oil Co.
b
6,000 52,794
Saudi Basic Industries Corp. 5,525 130,965
Saudi Electricity Co. 4,523 18,910
Saudi Telecom Co. 3,768 97,656
Yanbu National Petrochemical Co. 1,459 20,152
708,422
South Africa – 3.1%
ABSA Group Ltd. 4,517 21,030
Anglo American Platinum Ltd. 369 28,259
Bid Corp. Ltd. 2,121 34,962
Capitec Bank Holdings Ltd. 446 23,156
Discovery Ltd. 2,788 18,145
Firstrand Ltd. 32,721 74,593
Gold Fields Ltd. 5,229 68,335
Impala Platinum Holdings Ltd. 4,885 43,283
Kumba Iron Ore Ltd. 288 9,302
MTN Group Ltd. 10,202 35,431
Naspers Ltd., Class N 2,677 494,785

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
South Africa – 3.1% (continued)
Old Mutual Ltd. 23,364 15,737
Remgro Ltd. 1,000 5,428
Sanlam Ltd. 10,957 39,128
Sibanye Stillwater Ltd.
a
13,466 38,116
Standard Bank Group Ltd. 8,497 54,194
Vodacom Group Ltd. 4,964 37,438
1,041,322
South Korea – 11.7%
Amorepacific Corp. 180 25,080
Amorepacific Group 42 1,879
Celltrion Healthcare Co. Ltd.
a
475 37,676
Celltrion, Inc.
a
660 164,252
Coway Co. Ltd. 322 20,730
Hana Financial Group, Inc. 1,832 45,362
Hanjin Kal Corp. 250 17,626
Hanon Systems 1,214 10,149
HLB, Inc.
a
277 19,437
Hyundai Engineering & Construction Co. Ltd. 353 10,163
Hyundai Heavy Industries Holdings Co. Ltd. 48 9,528
Hyundai Mobis Co. Ltd. 414 71,409
Hyundai Motor Co. 900 95,560
Industrial Bank of Korea 1,737 11,824
Kakao Corp. 317 91,396
Kangwon Land, Inc. 651 12,486
KB Financial Group, Inc. 2,412 71,364
KIA Motors Corp. 1,578 53,509
Korea Electric Power Corp.
a
150 2,405
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
a
277 20,739
Korea Zinc Co. Ltd. 80 27,799
KT&G Corp. 770 52,285
LG Chem Ltd. 292 139,211
LG Corp. 824 51,180
LG Display Co. Ltd.
a
1,280 13,537
LG Electronics, Inc. 637 37,801
LG Household & Health Care Ltd. 51 58,688
LG Uplus Corp. 1,195 11,485
Lotte Chemical Corp. 9 1,273
Mirae Asset Daewoo Co. Ltd. 2,374 15,722
NAVER Corp. 886 223,842
NCSoft Corp. 97 66,029
Netmarble Corp.
a,b
254 27,289
Orion Corp. 116 13,047
POSCO 394 63,991
Samsung Biologics Co. Ltd.
a,b
100 61,524
Samsung C&T Corp. 583 51,870
Samsung Electro-Mechanics Co. Ltd. 360 42,454
Samsung Electronics Co. Ltd. 31,400 1,525,986
Samsung Fire & Marine Insurance Co. Ltd. 203 29,221
Samsung Life Insurance Co. Ltd. 674 26,900
Samsung SDI Co. Ltd. 343 114,439
Samsung SDS Co. Ltd. 250 34,938
Shinhan Financial Group Co. Ltd. 2,961 74,808
SK Holdings Co. Ltd. 229 42,575
SK Hynix, Inc. 3,321 230,803
SK Innovation Co. Ltd. 351 37,416
SK Telecom Co. Ltd. 260 48,120
S-Oil Corp. 188 9,626
Woori Financial Group, Inc. 2,840 20,262
3,946,695
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
Taiwan – 12.7%
Accton Technology Corp. 3,000 23,503
Advantech Co. Ltd. 3,299 34,798
ASE Technology Holding Co. Ltd. 18,000 46,452
Asia Cement Corp. 10,000 13,637
Asustek Computer, Inc. 4,000 29,562
Catcher Technology Co. Ltd. 4,000 29,494
Cathay Financial Holding Co. Ltd. 51,000 68,941
Chailease Holding Co. Ltd. 7,280 30,443
Chang Hwa Commercial Bank Ltd. 40,000 25,943
Cheng Shin Rubber Industry Co. Ltd. 14,000 16,225
China Development Financial Holding Corp. 51,000 15,042
China Life Insurance Co. Ltd. 11,000 7,623
China Steel Corp. 78,000 52,720
Chunghwa Telecom Co. Ltd. 23,000 85,972
CTBC Financial Holding Co. Ltd. 122,000 80,793
Delta Electronics, Inc. 12,000 81,927
E.Sun Financial Holding Co. Ltd. 78,817 72,913
Far Eastern New Century Corp. 16,000 13,982
Far Eastone Telecommunications Co. Ltd. 11,000 23,694
Feng Tay Enterprise Co. Ltd. 3,000 17,973
First Financial Holding Co. Ltd. 65,000 52,365
Formosa Chemicals & Fibre Corp. 26,000 59,820
Formosa Petrochemical Corp. 11,000 30,603
Formosa Plastics Corp. 27,000 72,351
Fubon Financial Holding Co. Ltd. 46,000 65,558
Globalwafers Co. Ltd. 1,000 14,388
Hon Hai Precision Industry Co. Ltd. 76,000 203,396
Hotai Motor Co. Ltd. 2,000 45,742
Hua Nan Financial Holdings Co. Ltd. 61,000 41,854
Largan Precision Co. Ltd. 1,000 130,571
Lite-On Technology Corp. 11,000 18,625
MediaTek, Inc. 9,000 215,365
Mega Financial Holding Co. Ltd. 67,000 73,988
Nan Ya Plastics Corp. 37,000 77,171
Nanya Technology Corp. 7,000 14,480
Novatek Microelectronics Corp. 3,000 29,698
Pegatron Corp. 11,000 23,168
President Chain Store Corp. 4,000 38,232
Quanta Computer, Inc. 18,000 50,262
Realtek Semiconductor Corp. 3,000 38,352
Shanghai Commercial & Savings Bank Ltd. (The) 29,000 41,924
Shin Kong Financial Holding Co. Ltd. 51,000 14,815
SinoPac Financial Holdings Co. Ltd. 52,000 18,905
Taishin Financial Holding Co. Ltd. 58,000 26,432
Taiwan Cement Corp. 24,000 36,867
Taiwan Cooperative Financial Holding Co. Ltd. 58,000 42,370
Taiwan High Speed Rail Corp. 16,000 18,188
Taiwan Mobile Co. Ltd. 10,000 35,843
Taiwan Semiconductor Manufacturing Co. Ltd. 116,000 1,684,890
Uni-President Enterprises Corp. 32,000 78,103
United Microelectronics Corp. 52,000 39,673
Vanguard International Semiconductor Corp. 5,000 16,249
Win Semiconductors Corp. 2,000 21,642
Wiwynn Corp. 1,000 26,763
Yageo Corp. 2,000 26,558
Yuanta Financial Holding Co. Ltd. 66,000 40,554
Zhen Ding Technology Holding Ltd. 3,000 13,825
4,251,227
Tanzania – 0.2%
AngloGold Ashanti Ltd. 2,478 80,723

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 86.8% (continued)
Thailand – 1.6%
Advanced INFO Service PCL, NVDR 10,000 59,328
Airports of Thailand PCL, NVDR 9,100 15,029
Asset World Corp. PCL, NVDR 20,000 2,578
Bangkok Bank PCL, NVDR 2,600 8,296
Bangkok Dusit Medical Services PCL, NVDR 27,100 19,207
Bangkok Expressway & Metro PCL, NVDR 47,800 13,566
Bank of Ayudhya PCL, NVDR 10,800 7,273
Berli Jucker PCL, NVDR 6,500 7,713
BTS Group Holdings PCL, NVDR 52,000 17,510
Central Pattana PCL, NVDR 8,400 12,998
Central Retail Corp. PCL, NVDR
a
3,000 2,838
Charoen Pokphand Foods PCL, NVDR 17,700 19,157
CP ALL PCL, NVDR 29,500 64,568
Electricity Generating PCL, NVDR 1,400 10,641
Energy Absolute PCL, NVDR 10,800 16,365
Global Power Synergy PCL, NVDR 3,600 7,908
Gulf Energy Development PCL, NVDR 30,200 32,687
Home Product Center PCL, NVDR 25,000 12,507
Indorama Ventures PCL, NVDR 9,500 7,617
Intouch Holdings PCL, NVDR 12,000 21,839
Kasikornbank PCL, NVDR 7,100 18,443
Krung Thai Bank PCL, NVDR 5,300 1,674
PTT Exploration & Production PCL, NVDR 9,400 27,432
PTT Global Chemical PCL, NVDR 7,000 10,551
PTT PCL, NVDR 54,500 68,163
Siam Cement PCL (The), NVDR 1,600 19,601
Siam Commercial Bank PCL (The), NVDR 8,600 18,478
523,967
Turkey – 0.4%
Akbank T.A.S.
a
19,526 14,660
Aselsan Elektronik Sanayi ve Ticaret AS 1,861 9,402
BIM Birlesik Magazalar AS 2,865 29,329
Enka Insaat ve Sanayi AS 12,338 11,473
Eregli Demir ve Celik Fabrikalari TAS 8,520 9,326
KOC Holding AS 8,194 18,984
Tupras Turkiye Petrol Rafinerileri AS
a
989 11,697
Turk Telekomunikasyon AS 2,936 3,046
Turkcell Iletisim Hizmetleri AS 6,667 14,195
Turkiye Garanti Bankasi AS
a
12,294 12,365
Turkiye Is Bankasi AS, Class C
a
7,039 4,841
139,318
United Arab Emirates – 0.6%
Abu Dhabi Commercial Bank PJSC 17,599 24,052
Emirates NBD Bank PJSC 8,011 19,280
Emirates Telecommunications Group Co. PJSC 10,650 48,246
First Abu Dhabi Bank PJSC 27,964 83,135
International Holdings Co. PJSC
a
2,197 19,248
193,961
United States – 0.1%
JBS SA 5,700 23,727
Total Common Stocks (cost $24,498,776) 29,187,633
Preferred Stocks – 2.5%
Brazil – 1.4%
Banco Bradesco SA, 7.36% 25,000 107,092
Centrais Eletricas Brasileiras SA, Class B, 4.52% 900 6,623
Itau Unibanco Holding SA, 7.40% 30,400 157,087
Itausa - Investimentos Itau SA, 4.61% 24,700 50,626
Lojas Americanas SA, 0.45% 5,300 34,788
Petroleo Brasileiro SA, 3.02% 24,900 106,520
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.5% (continued)
Brazil – 1.4% (continued)
Telefonica Brasil SA, 5.49% 2,400 24,453
487,189
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
2.93% 654 19,917
Colombia – 0.1%
Bancolombia SA, 6.47% 1,896 13,476
Grupo Aval Acciones y Valores SA, 7.01% 25,691 5,995
19,471
Russia – 0.1%
Sberbank of Russia PJSC, 8.95% 4,890 13,483
Surgutneftegas PJSC, 2.64% 42,800 21,581
Tatneft PJSC, Series 3, 9.44% 920 6,659
41,723
South Korea – 0.8%
Amorepacific Corp., 1.65% 24 1,239
Amorepacific Group, 1.28% 30 609
Hyundai Motor Co., 4.29% 229 13,262
Hyundai Motor Co., 4.34% 160 9,293
Hyundai Motor Co., 4.57% 35 1,880
LG Chem Ltd., 0.60% 40 8,931
LG Electronics, Inc., 2.78% 102 2,303
LG Household & Health Care Ltd., 1.55% 16 9,589
Samsung Electro-Mechanics Co. Ltd., 1.83% 16 846
Samsung Electronics Co. Ltd., 2.83% 5,000 207,739
Samsung Fire & Marine Insurance Co. Ltd.,
7.09% 24 2,468
S-Oil Corp., 0.36% 76 2,252
260,411
Total Preferred Stocks (cost $683,251) 828,711
Rights – 0.0%
Brazil – 0.0%
B2W Cia Digital, Rights expiring 8/28/2020
a
79 110
China – 0.0%
China Merchants, Rights expiring 8/14/2020
a
1,980 299
Total Rights (cost $–) 409
Exchange-Traded Funds – 9.5%
United States – 9.5%
iShares MSCI India ETF
c
(cost $2,602,455) 99,540 3,179,308
Principal
Amount ($)
Short-Term Investments – 0.1%
U.S. Treasury Securities – 0.1%
U.S. Treasury Bills, 0.16%-0.17%, 2/25/2021
d,e
(cost $44,958) 45,000 44,973

See Notes to Statements of Investments
BNY Mellon Emerging Markets Equity ETF (continued)
Shares
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $165,585) 165,585 165,585
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $24,710) 24,710 24,710
Total Investments (cost $28,019,735) 99.5% 33,431,329
Cash and Receivables (Net) 0.5% 180,619
Net Assets 100.0% 33,611,948
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
NVDR—Non-Voting Depositary Receipt
a
Non-income producing security.
b
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $693,345 or 2.06% of net asset.
c
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $3,112,025 and the value of the collateral was $3,177,803, consisting of cash collateral of
$24,710 and U.S. Government & Agency securities valued at $3,153,093.
d
Held by a counterparty for open exchange traded derivative contracts.
e
Security is a discount security. Income is recognized through the accretion of discount.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
g
The rate shown is the 1-day yield as of July 31, 2020.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 7 9/18/2020 343,635 374,255 30,620

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 25,000 25,533
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 50,000 51,486
Discover Card Execution Note Trust, Series
2019-A1, Class A1, 3.04%, 7/15/2024 30,000 31,177
Total Asset-Backed Securities (cost
$107,216) 108,196
Commercial Mortgage-Backed Securities – 1.3%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 55,195
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 52,245
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 27,608
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 55,723
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 57,142
GS Mortgage Securities Trust, Series 2017-GS8,
Class A4, 3.47%, 11/10/2050 25,000 28,196
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 34,193
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class A5, 3.37%, 1/15/2059 50,000 54,947
WFRBS Commercial Mortgage Trust, Series
2014-C24, Class A5, 3.61%, 11/15/2047 30,000 32,679
Total Commercial Mortgage-Backed
Securities (cost $383,929) 397,928
Corporate Bonds – 28.8%
Basic Materials – 0.6%
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 23,258
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 17,500
International Paper Co., 3.00%, 2/15/2027 15,000 16,560
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 12,106
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,698
4.88%, 11/15/2041 15,000 15,588
Newmont Corp., 4.88%, 3/15/2042 15,000 20,701
Nutrien Ltd., 4.20%, 4/01/2029 20,000 23,682
Southern Copper Corp., 5.88%, 4/23/2045 20,000 28,041
Vale Overseas Ltd., 6.88%, 11/10/2039 5,000 6,895
175,029
Communications – 2.8%
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 26,157
4.05%, 8/22/2047 25,000 34,409
Amazon.Com, Inc.
1.50%, 6/03/2030 10,000 10,353
2.70%, 6/03/2060 10,000 11,061
AT&T, Inc.
3.60%, 2/17/2023 25,000 26,852
4.30%, 2/15/2030 25,000 29,925
5.35%, 9/01/2040 20,000 26,561
5.70%, 3/01/2057 25,000 36,194
Baidu, Inc.
3.88%, 9/29/2023 20,000 21,521
4.13%, 6/30/2025 20,000 22,395
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Communications – 2.8% (continued)
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,762
4.80%, 3/01/2050 10,000 12,081
3.70%, 4/01/2051 15,000 15,800
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 28,304
Comcast Corp.
4.15%, 10/15/2028 25,000 30,584
4.60%, 10/15/2038 25,000 33,762
2.80%, 1/15/2051 20,000 21,796
4.95%, 10/15/2058 15,000 23,032
Corning, Inc., 4.38%, 11/15/2057 10,000 12,308
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 15,991
Discovery Communications LLC, 5.00%,
9/20/2037 20,000 24,426
Fox Corp.
4.71%, 1/25/2029 10,000 12,165
3.50%, 4/08/2030 10,000 11,361
Grupo Televisa Sab, 5.00%, 5/13/2045 20,000 23,075
Rogers Communications, Inc., 2.90%,
11/15/2026 25,000 27,797
Telefonica Emisiones SA, 7.05%, 6/20/2036 20,000 30,234
Time Warner Cable LLC, 7.30%, 7/01/2038 10,000 14,523
T-Mobile USA, Inc.
1.50%, 2/15/2026
a
20,000 20,304
3.75%, 4/15/2027
a
10,000 11,331
3.88%, 4/15/2030
a
10,000 11,459
2.55%, 2/15/2031
a
20,000 20,742
4.50%, 4/15/2050
a
10,000 12,461
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 30,000 38,218
Verizon Communications, Inc.
2.63%, 8/15/2026 20,000 22,077
5.25%, 3/16/2037 20,000 28,188
3.85%, 11/01/2042 20,000 25,139
ViacomCBS, Inc., 4.38%, 3/15/2043 20,000 22,076
Vodafone Group PLC
4.38%, 5/30/2028 25,000 30,319
5.25%, 5/30/2048 10,000 13,569
866,312
Consumer, Cyclical – 1.8%
American Honda Finance Corp., 1.20%,
7/08/2025 20,000 20,321
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, Series A, 4.15%, 4/11/2024 16,387 15,285
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 33,873
General Motors Co., 6.60%, 4/01/2036 15,000 18,255
General Motors Financial Co., Inc.
3.70%, 5/09/2023 20,000 20,970
4.35%, 1/17/2027 20,000 21,886
Hasbro, Inc., 2.60%, 11/19/2022 15,000 15,518
Home Depot, Inc. (The), 3.50%, 9/15/2056 25,000 31,807
Lowe's Cos., Inc., 4.38%, 9/15/2045 15,000 19,279
McDonald's Corp.
2.63%, 9/01/2029 20,000 22,128
4.88%, 12/09/2045 15,000 20,626
Nordstrom, Inc., 6.95%, 3/15/2028 15,000 15,113

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Consumer, Cyclical – 1.8% (continued)
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 21,312
2.63%, 2/10/2030 5,000 4,551
Target Corp., 2.50%, 4/15/2026 75,000 82,828
Toyota Motor Credit Corp., 2.60%, 1/11/2022 75,000 77,418
Walgreens Boots Alliance, Inc., 4.50%,
11/18/2034 20,000 22,999
Walmart, Inc.
3.40%, 6/26/2023 50,000 54,303
3.25%, 7/08/2029 15,000 17,755
3.95%, 6/28/2038 10,000 13,150
549,377
Consumer, Non-cyclical – 5.5%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,852
4.90%, 11/30/2046 20,000 30,306
AbbVie, Inc.
3.38%, 11/14/2021 25,000 25,933
3.20%, 11/21/2029
a
20,000 22,513
4.40%, 11/06/2042 30,000 38,073
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 15,737
Aetna, Inc., 2.75%, 11/15/2022 10,000 10,428
Altria Group, Inc., 5.80%, 2/14/2039 15,000 19,767
Amgen, Inc.
3.88%, 11/15/2021 12,429 12,874
4.56%, 6/15/2048 20,000 27,589
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022 25,000 26,074
3.50%, 6/01/2030 10,000 11,503
3.75%, 7/15/2042 20,000 22,052
5.80%, 1/23/2059 20,000 30,002
Anthem, Inc.
2.25%, 5/15/2030 10,000 10,583
6.38%, 6/15/2037 25,000 36,477
BAT Capital Corp., 4.39%, 8/15/2037 20,000 22,863
Becton Dickinson And Co., 3.79%, 5/20/2050 20,000 24,331
Becton, Dickinson & Co., 3.70%, 6/06/2027 10,000 11,427
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 10,493
2.65%, 6/01/2030 20,000 21,738
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 40,000 41,596
4.55%, 2/20/2048 15,000 21,842
Campbell Soup Co.
2.38%, 4/24/2030 15,000 15,933
3.13%, 4/24/2050 15,000 16,614
Cigna Corp.
4.13%, 11/15/2025 30,000 34,742
4.50%, 2/25/2026 5,000 5,906
Coca-Cola Co. (The), 2.20%, 5/25/2022 50,000 51,697
Colgate-Palmolive Co., 3.70%, 8/01/2047 20,000 27,821
Constellation Brands, Inc., 3.75%, 5/01/2050 15,000 17,753
CVS Health Corp.
3.75%, 4/01/2030 15,000 17,635
5.05%, 3/25/2048 40,000 55,125
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 20,571
Equifax, Inc., 2.60%, 12/15/2025 15,000 16,115
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Consumer, Non-cyclical – 5.5% (continued)
General Mills, Inc.
4.20%, 4/17/2028 25,000 30,081
2.88%, 4/15/2030 10,000 11,200
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 25,408
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 27,136
Gilead Sciences, Inc.
3.50%, 2/01/2025 50,000 56,034
2.95%, 3/01/2027 25,000 28,188
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/2038 20,000 32,269
HCA, Inc., 5.25%, 6/15/2049 5,000 6,624
Humana, Inc., 3.85%, 10/01/2024 30,000 33,269
Johnson & Johnson, 2.63%, 1/15/2025 25,000 27,249
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 15,000 16,417
4.60%, 5/25/2028 20,000 24,591
3.80%, 5/01/2050 10,000 12,433
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 32,317
McCormick & Co., Inc., 3.15%, 8/15/2024 10,000 10,935
Merck & Co., Inc., 3.90%, 3/07/2039 10,000 13,017
Mondelez International, Inc., 2.13%, 4/13/2023 15,000 15,627
Mount Sinai Hospitals Group, Inc., Series 2017,
3.98%, 7/01/2048 20,000 22,661
Novartis Capital Corp., 4.40%, 5/06/2044 20,000 28,236
Partners Healthcare System, Inc., Series 2020,
3.19%, 7/01/2049 25,000 27,842
PepsiCo, Inc.
3.50%, 3/19/2040 20,000 24,954
2.88%, 10/15/2049 20,000 23,111
Pfizer, Inc.
4.00%, 12/15/2036 20,000 25,792
2.55%, 5/28/2040 25,000 27,677
Philip Morris International, Inc., 4.25%,
11/10/2044 15,000 19,303
Procter & Gamble Co. (The), 3.00%, 3/25/2030 20,000 23,578
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021 15,000 15,302
3.20%, 9/23/2026 15,000 16,855
SYSCO Corp.
4.85%, 10/01/2045 15,000 17,933
3.30%, 2/15/2050 20,000 19,399
Thermo Fisher Scientific, Inc., 4.15%,
2/01/2024 10,000 11,143
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 12,245
UnitedHealth Group, Inc.
2.88%, 8/15/2029 25,000 28,486
3.88%, 8/15/2059 15,000 19,859
Upjohn, Inc., 4.00%, 6/22/2050
a
10,000 11,483
William Marsh Rice University, 3.57%,
5/15/2045 15,000 18,803
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,737
3.05%, 1/15/2026 15,000 16,397
Zoetis, Inc., 3.90%, 8/20/2028 40,000 47,899
1,668,455

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Energy – 2.3%
BP Capital Markets America, Inc.
3.59%, 4/14/2027 30,000 33,931
3.63%, 4/06/2030 10,000 11,599
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 39,012
Canadian Natural Resources Ltd., 7.20%,
1/15/2032 15,000 19,494
Chevron Corp., 2.36%, 12/05/2022 25,000 26,020
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 24,300
Ecopetrol SA, 5.88%, 9/18/2023 40,000 44,106
Energy Transfer Operating LP
3.75%, 5/15/2030 15,000 14,867
6.25%, 4/15/2049 20,000 21,480
Enterprise Products Operating LLC, 4.45%,
2/15/2043 25,000 28,587
Equinor ASA, 3.70%, 3/01/2024 15,000 16,637
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 26,430
4.33%, 3/19/2050 10,000 13,437
Halliburton Co., 3.50%, 8/01/2023 15,000 15,959
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 25,000 29,575
Kinder Morgan, Inc., 4.30%, 3/01/2028 25,000 29,149
Marathon Petroleum Corp., 6.50%, 3/01/2041 10,000 13,005
MPLX LP, 4.90%, 4/15/2058 10,000 10,641
Nexen, Inc., 6.40%, 5/15/2037 10,000 15,030
ONEOK, Inc., 4.35%, 3/15/2029 25,000 25,712
Phillips 66
3.90%, 3/15/2028 20,000 22,851
2.15%, 12/15/2030 5,000 4,956
Shell International Finance BV, 3.75%,
9/12/2046 35,000 42,376
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 23,636
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 33,771
Total Capital International SA, 2.43%,
1/10/2025 10,000 10,711
TransCanada PipeLines Ltd., 4.88%, 1/15/2026 25,000 29,862
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/2030
a
15,000 16,385
Valero Energy Corp., 4.00%, 4/01/2029 20,000 22,837
Williams Cos., Inc. (The)
6.30%, 4/15/2040 20,000 25,660
5.75%, 6/24/2044 15,000 18,286
710,302
Financial – 8.8%
Air Lease Corp., 3.00%, 2/01/2030 25,000 23,493
Aircastle Ltd., 5.00%, 4/01/2023 15,000 15,034
American Express Co., 3.40%, 2/22/2024 50,000 54,695
American International Group, Inc., 4.50%,
7/16/2044 20,000 24,666
American Tower Corp., 3.50%, 1/31/2023 50,000 53,627
AON Corp., 2.80%, 5/15/2030 25,000 27,483
AvalonBay Communities, Inc., 2.45%,
1/15/2031 20,000 21,725
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,520
Bancolombia SA, 3.00%, 1/29/2025 20,000 19,960
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Financial – 8.8% (continued)
Bank of America Corp.
4.00%, 1/22/2025 20,000 22,339
3.37%, 1/23/2026 50,000 55,175
1.32%, 6/19/2026 10,000 10,122
3.56%, 4/23/2027 15,000 16,854
Series L, 4.18%, 11/25/2027 20,000 23,053
2.59%, 4/29/2031 15,000 16,096
1.90%, 7/23/2031 5,000 5,087
4.08%, 4/23/2040 15,000 18,810
2.68%, 6/19/2041 10,000 10,640
4.33%, 3/15/2050 30,000 40,750
Bank of Montreal, 4.34%, 10/05/2028 40,000 43,174
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,858
4.50%, 12/16/2025 20,000 23,234
Berkshire Hathaway, Inc., 2.75%, 3/15/2023 25,000 26,487
Boston Properties LP, 4.50%, 12/01/2028 75,000 90,564
Brookfield Finance LLC, 3.45%, 4/15/2050 10,000 10,429
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 54,018
Capital One Financial Corp., 3.90%, 1/29/2024 25,000 27,362
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 17,228
Citigroup, Inc.
4.05%, 7/30/2022 15,000 15,973
3.14%, 1/24/2023 20,000 20,708
3.11%, 4/08/2026 15,000 16,333
3.98%, 3/20/2030 20,000 23,471
4.41%, 3/31/2031 15,000 18,248
4.75%, 5/18/2046 15,000 20,098
4.65%, 7/23/2048 20,000 28,008
Credit Suisse AG/New York NY, 1.00%,
5/05/2023 20,000 20,218
Crown Castle International Corp., 4.15%,
7/01/2050 15,000 18,871
Epr Properties
4.50%, 6/01/2027 15,000 14,291
4.95%, 4/15/2028 15,000 14,722
ERP Operating LP, 3.00%, 7/01/2029 20,000 22,648
Fifth Third Bancorp, 3.65%, 1/25/2024 25,000 27,405
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 15,000 16,625
4.25%, 10/21/2025 20,000 22,781
3.85%, 1/26/2027 75,000 85,277
6.75%, 10/01/2037 20,000 30,064
HSBC Holdings PLC, 4.88%, 1/14/2022 110,000 116,791
Industrial & Commercial Bank of China Ltd./
New York NY, 2.45%, 10/20/2021 20,000 20,346
Intercontinental Exchange, Inc., 3.75%,
12/01/2025 50,000 57,529
JPMorgan Chase & Co.
4.50%, 1/24/2022 30,000 31,802
3.20%, 1/25/2023 25,000 26,673
3.63%, 5/13/2024 20,000 22,172
2.08%, 4/22/2026 15,000 15,741
2.74%, 10/15/2030 35,000 38,294
4.49%, 3/24/2031 30,000 37,292
5.50%, 10/15/2040 25,000 37,390
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 14,550
Korea Development Bank (The), 2.13%,
10/01/2024 15,000 15,770

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Financial – 8.8% (continued)
Kreditanstalt fuer Wiederaufbau
3.13%, 12/15/2021 60,000 62,400
2.63%, 2/28/2024 50,000 54,232
Kreditanstalt Fuer Wiederaufbau, 0.38%,
7/18/2025 5,000 5,011
Landwirtschaftliche Rentenbank
2.25%, 10/01/2021 35,000 35,825
2.38%, 6/10/2025 40,000 43,804
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039 25,000 34,984
MetLife, Inc., 4.05%, 3/01/2045 15,000 19,322
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 25,000 29,190
Morgan Stanley
4.00%, 7/23/2025 25,000 28,807
3.95%, 4/23/2027 25,000 28,573
4.43%, 1/23/2030 25,000 30,356
4.38%, 1/22/2047 25,000 35,085
Natwest Group PLC, 6.00%, 12/19/2023 25,000 28,148
Northern Trust Corp., 3.15%, 5/03/2029 25,000 29,088
OMEGA Healthcare Investors, Inc., 4.50%,
4/01/2027 15,000 15,915
PNC Financial Services Group, Inc. (The), 2.60%,
7/23/2026 30,000 33,259
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 12,173
Prudential Financial, Inc.
5.88%, 9/15/2042 15,000 16,043
4.35%, 2/25/2050 15,000 19,570
Raymond James Financial, Inc., 4.65%,
4/01/2030 10,000 12,320
Royal Bank of Canada, 2.75%, 2/01/2022 25,000 25,900
Simon Property Group LP, 4.75%, 3/15/2042 20,000 24,324
Spirit Realty LP, 4.00%, 7/15/2029 15,000 15,816
Sumitomo Mitsui Financial Group, Inc., 2.85%,
1/11/2022 50,000 51,615
Synchrony Financial, 3.70%, 8/04/2026 15,000 15,627
Toronto-Dominion Bank (The), 3.25%,
3/11/2024 25,000 27,391
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 22,701
Truist Financial Corp., 3.75%, 12/06/2023 50,000 55,088
US Bancorp, 1.45%, 5/12/2025 35,000 36,342
Ventas Realty LP, 3.00%, 1/15/2030 15,000 15,252
Visa, Inc., 3.15%, 12/14/2025 25,000 28,177
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023 20,000 21,251
3.55%, 9/29/2025 25,000 28,102
2.19%, 4/30/2026 15,000 15,669
4.15%, 1/24/2029 20,000 23,742
3.07%, 4/30/2041 15,000 16,373
4.75%, 12/07/2046 20,000 26,033
Western Union Co. (The), 2.85%, 1/10/2025 15,000 15,809
2,709,891
Industrial – 2.3%
3M Co., 2.88%, 10/15/2027 75,000 84,983
Amphenol Corp., 2.80%, 2/15/2030 20,000 22,100
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Industrial – 2.3% (continued)
Boeing Co. (The)
4.88%, 5/01/2025 10,000 10,821
5.15%, 5/01/2030 10,000 10,953
6.13%, 2/15/2033 10,000 11,456
3.60%, 5/01/2034 25,000 24,133
5.81%, 5/01/2050 10,000 11,756
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 40,000 52,302
4.90%, 4/01/2044 15,000 21,581
Caterpillar Financial Services Corp.
3.15%, 9/07/2021 25,000 25,760
1.45%, 5/15/2025 20,000 20,696
CSX Corp., 3.35%, 11/01/2025 25,000 28,540
Deere & Co., 3.90%, 6/09/2042 25,000 33,373
FedEx Corp., 4.75%, 11/15/2045 15,000 18,660
GATX Corp., 4.70%, 4/01/2029 30,000 34,915
General Electric Co., 3.38%, 3/11/2024 25,000 27,134
Norfolk Southern Corp., 3.00%, 4/01/2022 15,000 15,555
Northrop Grumman Corp., 5.05%, 11/15/2040 20,000 28,067
Parker-Hannifin Corp., 3.25%, 6/14/2029 50,000 56,956
Raytheon Technologies Corp., 4.63%,
11/16/2048 25,000 35,207
Union Pacific Corp.
4.50%, 9/10/2048 10,000 13,848
4.10%, 9/15/2067 25,000 32,401
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 28,505
5.30%, 4/01/2050 20,000 30,682
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,433
4.15%, 7/15/2049 15,000 19,986
710,803
Technology – 2.2%
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,958
Apple, Inc.
2.15%, 2/09/2022 25,000 25,721
3.25%, 2/23/2026 50,000 56,709
4.65%, 2/23/2046 25,000 36,209
Applied Materials, Inc., 5.10%, 10/01/2035 30,000 43,000
Autodesk, Inc., 2.85%, 1/15/2030 10,000 11,203
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 30,000 30,847
2.65%, 1/15/2023 30,000 31,280
Broadcom, Inc., 4.70%, 4/15/2025
a
10,000 11,437
Dell International LLC / EMC Corp., 4.90%,
10/01/2026
a
50,000 56,171
Hewlett Packard Enterprise Co., 3.50%,
10/05/2021 50,000 51,543
Intel Corp.
3.15%, 5/11/2027 30,000 34,229
3.10%, 2/15/2060 20,000 23,236
International Business Machines Corp., 4.00%,
6/20/2042 25,000 31,340
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,656
Microsoft Corp.
2.88%, 2/06/2024 30,000 32,484
4.25%, 2/06/2047
b
40,000 57,246
NVIDIA Corp., 3.50%, 4/01/2040 20,000 24,070

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.8% (continued)
Technology – 2.2% (continued)
Oracle Corp.
2.50%, 5/15/2022 25,000 25,856
2.65%, 7/15/2026 10,000 11,026
2.95%, 4/01/2030 10,000 11,397
4.00%, 11/15/2047 30,000 37,879
Seagate HDD Cayman, 4.13%, 1/15/2031
a
15,000 16,071
685,568
Utilities – 2.5%
American Water Capital Corp., 3.75%,
9/01/2028 40,000 47,717
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 26,521
4.00%, 3/01/2049 20,000 26,900
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/2054 15,000 20,791
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 40,365
Duke Energy Corp., 3.75%, 9/01/2046 20,000 24,606
El Paso Electric Co., 6.00%, 5/15/2035 33,000 44,592
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 27,549
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 40,676
Interstate Power And Light Co., 2.30%,
6/01/2030 15,000 15,846
ITC Holdings Corp., 3.35%, 11/15/2027 100,000 112,374
MidAmerican Energy Co., 4.25%, 7/15/2049 30,000 42,311
National Rural Utilities Cooperative Finance
Corp., 4.30%, 3/15/2049 15,000 20,492
Ohio Power Co., Series M, 5.38%, 10/01/2021 20,000 21,168
Pacific Gas And Electric Co.
3.15%, 1/01/2026 10,000 10,507
4.55%, 7/01/2030 5,000 5,725
4.50%, 7/01/2040 5,000 5,741
3.30%, 8/01/2040
b
30,000 30,566
4.95%, 7/01/2050 5,000 6,129
Public Service Co. of Colorado, Series 34, 3.20%,
3/01/2050 20,000 24,133
Sempra Energy, 3.80%, 2/01/2038 15,000 17,729
Southern California Edison Co.
2.25%, 6/01/2030
b
25,000 25,843
4.50%, 9/01/2040 25,000 30,639
Virginia Electric & Power Co., Series A, 3.80%,
4/01/2028 50,000 59,569
Virginia Electric And Power Co., Series B, 3.80%,
9/15/2047 20,000 25,665
754,154
Total Corporate Bonds (cost $8,388,459) 8,829,891
Foreign Governmental – 2.3%
Chile Government International Bond, 2.45%,
1/31/2031 20,000 21,483
Colombia Government International Bond,
8.13%, 5/21/2024 50,000 61,032
Japan Bank For International Cooperation,
2.38%, 11/16/2022 20,000 20,897
Mexico Government International Bond
3.63%, 3/15/2022 16,000 16,723
8.30%, 8/15/2031 25,000 37,122
6.05%, 1/11/2040 40,000 51,893
Panama Government International Bond, 6.70%,
1/26/2036 20,000 30,746
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.3% (continued)
Peruvian Government International Bond,
8.75%, 11/21/2033 20,000 34,925
Philippine Government International Bond,
9.50%, 2/02/2030 25,000 41,966
Province of Alberta Canada
2.20%, 7/26/2022 25,000 25,915
3.30%, 3/15/2028 25,000 29,277
Province of British Columbia Canada
2.00%, 10/23/2022 15,000 15,581
Series 10, 1.75%, 9/27/2024 20,000 21,109
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 27,006
Province of Ontario Canada
2.55%, 4/25/2022 15,000 15,576
3.20%, 5/16/2024 30,000 33,034
2.50%, 4/27/2026 25,000 27,493
Province of Quebec Canada
2.38%, 1/31/2022 25,000 25,766
2.75%, 4/12/2027 25,000 28,147
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 46,495
4.00%, 10/17/2049 20,000 21,046
Svensk Exportkredit AB, 5/11/2037
c
30,000 21,829
Uruguay Government International Bond
8.00%, 11/18/2022 30,000 32,787
4.98%, 4/20/2055 20,000 27,810
Total Foreign Governmental (cost $678,245) 715,658
Municipal Securities – 0.3%
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 34,339
Ohio State University (The), 4.80%, 6/01/2111 10,000 16,098
State of California, GO, 7.60%, 11/01/2040 15,000 28,067
State of Illinois, GO, 5.10%, 6/01/2033 20,000 20,998
Total Municipal Securities (cost $90,900) 99,502
Supranational Bank – 1.3%
Asian Development Bank, 2.75%, 1/19/2028 50,000 57,779
European Investment Bank, 1.88%, 2/10/2025 50,000 53,491
Inter-American Development Bank
2.50%, 1/18/2023 75,000 79,193
Series G, 2.00%, 6/02/2026 15,000 16,300
International Bank For Reconstruction
& Development, Series GDIF, 2.50%,
11/25/2024 20,000 21,863
International Bank for Reconstruction &
Development, GDIF, 1.38%, 9/20/2021 175,000 177,320
Total Supranational Bank (cost $405,140) 405,946
U.S. Government Agencies Mortgage-Backed – 28.7%
Federal Home Loan Banks
2.00%, 9/09/2022 20,000 20,758
2.50%, 2/13/2024 125,000 134,866
Federal Home Loan Mortgage Corporation
0.38%, 4/20/2023
d
30,000 30,124
1.50%, 2/12/2025
d
30,000 31,531
Series 2017-K064, Class A2, 3.22%,
3/25/2027
d
20,000 22,826
2.50%, 9/01/2027
d
32,820 34,477
3.00%, 2/01/2031
d
60,182 63,322
6.25%, 7/15/2032
d
10,000 15,828

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 28.7% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.00%, 1/01/2033
d
15,146 15,930
Series 2019-1513, Class A3, 2.80%,
8/25/2034
d
20,000 23,194
2.50%, 11/01/2034
d
50,431 52,899
3.50%, 3/01/2035
d
17,696 18,995
3.00%, 4/01/2035
d
100,478 106,044
3.00%, 3/01/2040
d
144,422 152,733
2.50%, 4/01/2040
d
24,262 25,543
4.00%, 11/01/2040
d
117,354 129,222
3.50%, 2/01/2043
d
117,183 127,277
3.00%, 4/01/2043
d
118,980 127,828
3.00%, 5/01/2045
d
25,985 27,611
4.50%, 10/01/2045
d
128,748 142,594
3.50%, 12/01/2045
d
22,006 23,568
3.00%, 12/01/2046
d
22,706 24,080
3.00%, 1/01/2047
d
82,986 88,006
3.50%, 6/01/2048
d
191,464 202,140
3.00%, 9/01/2049
d
88,515 93,607
3.00%, 10/01/2049
d
91,190 96,436
2.50%, 1/01/2050
d
93,937 98,659
4.50%, 2/01/2050
d
84,503 91,021
2.50%, 6/01/2050
d
124,757 131,207
2.00%, 7/01/2050
d
24,941 25,873
Federal Home Loan Mortgage Corporation
Mutifamilty Structured Pass-Through Ctfs.
Series 2019-K736, Class A2, 2.28%,
7/25/2026
d
50,000 54,141
Series 2019-K087, Class A2, 3.77%,
12/25/2028
d
30,000 36,158
Federal National Mortgage Association
2.25%, 4/12/2022
d
100,000 103,546
2.38%, 1/19/2023
d
20,000 21,076
0.63%, 4/22/2025
d
30,000 30,318
3.00%, 12/01/2026
d
29,657 31,142
2.00%, 10/01/2030
d
22,987 24,042
3.00%, 8/01/2031
d
40,761 42,888
3.50%, 11/01/2031
d
42,931 45,525
2.50%, 1/01/2032
d
136,628 143,674
3.50%, 4/01/2032
d
43,383 45,554
2.50%, 1/01/2033
d
48,857 51,543
2.50%, 7/01/2033
d
52,102 54,789
4.00%, 4/01/2034
d
35,594 37,870
2.00%, 8/15/2035
d,e
25,000 26,007
2.00%, 9/15/2035
d,e
25,000 25,964
5.50%, 10/01/2035
d
25,401 29,843
4.50%, 6/01/2039
d
48,234 54,109
4.00%, 11/01/2039
d
45,837 49,077
6.00%, 4/01/2040
d
57,201 67,982
4.00%, 10/01/2040
d
159,460 175,586
4.50%, 2/01/2041
d
66,000 73,727
5.50%, 7/01/2041
d
28,764 33,709
3.50%, 12/01/2041
d
43,878 47,632
3.50%, 4/01/2042
d
56,697 61,581
5.00%, 4/01/2042
d
93,378 106,607
4.00%, 7/01/2042
d
45,848 50,402
2.50%, 10/01/2042
d
106,891 114,174
3.00%, 4/01/2043
d
55,378 59,496
4.00%, 11/01/2044
d
57,775 62,972
3.50%, 4/01/2045
d
28,746 30,787
4.00%, 1/01/2046
d
196,328 213,770
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 28.7% (continued)
Federal National Mortgage Association
(continued)
3.50%, 2/01/2046
d
97,069 103,054
4.50%, 6/01/2046
d
58,415 64,869
3.00%, 9/01/2046
d
127,013 134,697
3.00%, 11/01/2046
d
88,911 94,291
3.00%, 11/01/2046
d
28,624 30,356
3.50%, 12/01/2046
d
134,221 142,498
3.50%, 4/01/2047
d
33,582 35,499
4.00%, 5/01/2047
d
94,920 101,427
4.50%, 5/01/2047
d
28,581 31,668
3.50%, 12/01/2047
d
111,734 118,113
4.00%, 5/01/2049
d
209,320 221,908
4.50%, 5/01/2049
d
28,010 30,171
5.00%, 7/01/2049
d
32,004 34,984
3.50%, 8/01/2049
d
230,552 242,876
3.50%, 9/01/2049
d
209,172 220,354
3.00%, 10/01/2049
d
216,649 229,113
2.50%, 11/01/2049
d
58,357 61,291
3.00%, 2/01/2050
d
192,904 204,001
3.00%, 2/01/2050
d
96,322 101,863
2.50%, 8/15/2050
d,e
25,000 26,267
3.00%, 8/15/2050
d,e
125,000 132,248
2.00%, 9/15/2050
d,e
50,000 51,691
2.50%, 9/15/2050
d,e
100,000 104,882
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.49%, 1/25/2024
d
24,015 26,241
Series 2020-M1, Class A1, 2.15%,
10/25/2029
d
29,980 32,442
Series 2018-M13, Class A2, 3.70%,
9/25/2030
d
10,000 12,203
Government National Mortgage Association
4.00%, 10/20/2040 42,965 47,438
5.00%, 10/20/2040 46,856 53,097
4.50%, 1/20/2041 26,708 29,839
4.00%, 11/20/2041 36,914 40,760
3.00%, 8/20/2042 106,402 113,802
3.50%, 2/20/2043 84,363 91,401
3.00%, 4/20/2043 139,461 149,310
3.50%, 7/20/2043 172,925 187,308
3.50%, 2/20/2045 85,935 92,212
3.50%, 3/20/2046 68,208 72,479
4.00%, 3/20/2046 82,697 89,930
3.00%, 4/20/2046 45,412 48,114
4.00%, 6/20/2046 112,670 121,738
2.50%, 10/20/2046 25,003 26,605
3.00%, 5/20/2047 198,121 209,551
3.00%, 10/20/2047 34,757 36,762
4.50%, 11/20/2048 85,893 92,415
3.50%, 1/20/2049 174,986 185,519
4.00%, 2/20/2050 47,720 50,784
2.50%, 3/20/2050 42,447 44,891
3.50%, 4/20/2050 49,547 52,135
2.50%, 6/20/2050 49,872 52,744
3.00%, 7/20/2050 25,000 26,479
3.00%, 8/15/2050
e
75,000 79,299
2.50%, 9/15/2050
e
50,000 52,702
Total U.S. Government Agencies Mortgage-
Backed (cost $8,861,361) 8,820,211

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.8%
U.S. Treasury Bonds
6.25%, 5/15/2030
b
155,000 240,105
5.38%, 2/15/2031
b
10,000 14,969
4.50%, 2/15/2036
b
25,000 38,977
3.50%, 2/15/2039
b
5,000 7,255
4.25%, 5/15/2039 25,000 39,609
1.13%, 5/15/2040 120,000 123,206
4.38%, 5/15/2040 65,000 105,493
3.88%, 8/15/2040 8,000 12,264
4.25%, 11/15/2040 60,000 96,459
3.75%, 8/15/2041 65,000 98,942
3.13%, 2/15/2042 70,000 98,437
3.00%, 5/15/2042 10,000 13,808
2.75%, 8/15/2042 72,000 95,861
2.75%, 11/15/2042 100,000 133,094
3.13%, 8/15/2044 45,000 63,865
3.00%, 11/15/2044 60,000 83,662
2.50%, 2/15/2045 65,000 83,627
3.00%, 5/15/2045 75,000 104,906
2.50%, 2/15/2046 15,000 19,402
2.75%, 8/15/2047 190,000 259,409
2.75%, 11/15/2047 65,000 88,918
3.00%, 2/15/2048 86,000 123,020
3.13%, 5/15/2048 25,000 36,590
3.38%, 11/15/2048 15,000 22,999
3.00%, 2/15/2049 90,000 129,867
2.88%, 5/15/2049 75,000 106,125
2.25%, 8/15/2049 75,000 94,559
2.38%, 11/15/2049
b
65,000 84,145
2.00%, 2/15/2050
b
60,000 72,122
1.25%, 5/15/2050
b
129,000 130,713
U.S. Treasury Notes
2.13%, 8/15/2021 49,000 50,005
1.13%, 8/31/2021 175,000 176,873
1.25%, 10/31/2021 150,000 152,068
2.00%, 11/15/2021 75,000 76,796
1.38%, 1/31/2022 150,000 152,795
1.50%, 1/31/2022 95,000 96,941
1.88%, 1/31/2022 175,000 179,553
1.75%, 2/28/2022 95,000 97,420
1.88%, 2/28/2022 100,000 102,754
0.38%, 3/31/2022 75,000 75,313
1.75%, 3/31/2022 95,000 97,553
1.88%, 3/31/2022 100,000 102,895
0.13%, 4/30/2022 145,000 145,006
0.13%, 5/31/2022 50,000 50,004
0.13%, 6/30/2022
b
50,000 50,008
1.75%, 6/30/2022 100,000 103,090
1.75%, 7/15/2022 175,000 180,537
1.88%, 7/31/2022 100,000 103,484
1.50%, 8/15/2022 105,000 107,953
1.63%, 8/31/2022 100,000 103,117
1.50%, 9/15/2022 105,000 108,084
1.38%, 10/15/2022 180,000 184,964
1.63%, 11/15/2022 50,000 51,715
2.00%, 11/30/2022 25,000 26,092
1.50%, 1/15/2023 100,000 103,375
2.00%, 2/15/2023 135,000 141,412
0.50%, 3/15/2023 185,000 186,850
1.50%, 3/31/2023 65,000 67,387
0.25%, 4/15/2023
b
195,000 195,701
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.8% (continued)
U.S. Treasury Notes (continued)
1.63%, 4/30/2023 100,000 104,117
0.13%, 5/15/2023 50,000 50,012
1.75%, 5/15/2023 130,000 135,901
0.25%, 6/15/2023 50,000 50,184
0.13%, 7/15/2023 25,000 25,002
2.50%, 8/15/2023 100,000 107,180
2.00%, 4/30/2024 380,000 406,184
2.00%, 5/31/2024 250,000 267,539
2.00%, 6/30/2024 200,000 214,312
2.13%, 7/31/2024 250,000 269,473
1.88%, 8/31/2024 200,000 213,859
2.13%, 9/30/2024 100,000 108,070
2.25%, 10/31/2024 200,000 217,484
2.25%, 11/15/2024 125,000 136,025
2.13%, 11/30/2024 150,000 162,527
1.75%, 12/31/2024 100,000 106,859
2.25%, 12/31/2024 125,000 136,299
1.38%, 1/31/2025 75,000 78,967
2.50%, 1/31/2025 100,000 110,320
2.00%, 2/15/2025 150,000 162,199
1.13%, 2/28/2025
b
85,000 88,619
0.50%, 3/31/2025 35,000 35,489
2.13%, 5/15/2025 105,000 114,565
0.25%, 5/31/2025
b
55,000 55,120
0.25%, 7/31/2025 50,000 50,086
2.25%, 11/15/2025 100,000 110,492
1.63%, 2/15/2026 25,000 26,853
2.50%, 2/28/2026 80,000 89,850
2.25%, 3/31/2026 150,000 166,559
1.63%, 5/15/2026 145,000 156,068
1.50%, 8/15/2026 145,000 155,229
0.50%, 4/30/2027 35,000 35,290
0.50%, 5/31/2027 45,000 45,359
0.50%, 6/30/2027 50,000 50,391
0.38%, 7/31/2027 25,000 24,973
2.25%, 8/15/2027 225,000 254,074
2.75%, 2/15/2028 175,000 205,242
2.88%, 5/15/2028 216,000 256,365
2.63%, 2/15/2029 100,000 118,000
2.38%, 5/15/2029 97,000 112,778
1.75%, 11/15/2029
b
15,000 16,704
1.50%, 2/15/2030
b
82,000 89,521
0.63%, 5/15/2030
b
95,000 95,802
Total U.S. Treasury Government Securities
(cost $11,231,084) 11,308,095
Investment Companies – 1.5% Shares
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $460,926) 460,926 460,926
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $41,900) 41,900 41,900
Total Investments Before TBA Sale
Commitments  (cost $30,649,160) 101.6% 31,188,253

See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
TBA Sale Commitments – -0.5%
Federal National Mortgage Association
3.50%, 8/15/2050
d
(25,000) (26,360)
4.50%, 8/15/2050
d
(50,000) (53,748)
3.50%, 9/15/2050
d
(25,000) (26,367)
4.00%, 9/15/2050
d
(25,000) (26,571)
Government National Mortgage Association,
4.00%, 8/15/2050 (25,000) (26,527)
Total TBA Sale Commitments (cost
$(159,473)) (159,573)
Total Investments (cost $30,489,687) 101.1% 31,028,680
Liabilities, Less Cash and Receivables (1.1)% (321,350)
Net Assets 100.0% 30,707,330
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $210,357 or 0.69% of net asset.
b
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $1,279,100 and the value of the collateral was $1,305,384, consisting of cash collateral of
$41,900 and U.S. Government & Agency securities valued at $1,263,484.
c
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
d
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies
e
Purchased on a forward commitment basis.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
g
The rate shown is the 1-day yield as of July 31, 2020.

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2%
Basic Materials – 1.5%
BHP Billiton Finance USA Ltd., 2.88%,
2/24/2022 50,000 51,786
Dow Chemical Co. (The), 3.50%, 10/01/2024 25,000 27,386
DuPont de Nemours, Inc., 4.21%, 11/15/2023 50,000 55,149
Fibria Overseas Finance Ltd., 4.00%, 1/14/2025 25,000 26,094
LYB International Finance BV, 4.00%,
7/15/2023 50,000 54,605
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 26,746
Nucor Corp., 2.00%, 6/01/2025 25,000 26,333
Nutrien Ltd., 3.15%, 10/01/2022 65,000 68,013
Praxair, Inc., 3.00%, 9/01/2021 50,000 51,447
Steel Dynamics, Inc., 2.40%, 6/15/2025 25,000 26,253
413,812
Communications – 5.5%
Amazon.com, Inc., 2.80%, 8/22/2024 85,000 92,764
Amazon.Com, Inc., 0.80%, 6/03/2025 20,000 20,275
AT&T, Inc.
3.00%, 6/30/2022 50,000 52,193
3.60%, 2/17/2023 80,000 85,925
3.55%, 6/01/2024 50,000 55,078
3.95%, 1/15/2025 25,000 28,107
3.40%, 5/15/2025 50,000 55,398
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 55,586
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.46%, 7/23/2022 50,000 53,259
4.91%, 7/23/2025 50,000 58,016
Cisco Systems, Inc., 2.20%, 9/20/2023 70,000 73,923
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 60,305
Comcast Corp.
3.00%, 2/01/2024 50,000 54,206
3.38%, 2/15/2025 50,000 55,719
Discovery Communications LLC, 2.95%,
3/20/2023 27,000 28,444
eBay, Inc.
2.60%, 7/15/2022 75,000 77,665
3.45%, 8/01/2024 25,000 27,560
Fox Corp., 3.05%, 4/07/2025 25,000 27,397
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 25,000 27,675
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 55,308
T-Mobile USA, Inc., 3.50%, 4/15/2025
a
50,000 55,267
TWDC Enterprises 18 Corp., 2.45%, 3/04/2022 65,000 67,008
Verizon Communications, Inc.
5.15%, 9/15/2023 50,000 57,152
3.38%, 2/15/2025 75,000 84,134
ViacomCBS , Inc., 3.70%, 8/15/2024 45,000 49,478
Vodafone Group PLC, 2.50%, 9/26/2022 95,000 99,026
Walt Disney Co. (The), 1.65%, 9/01/2022 50,000 51,225
WPP Finance 2010, 3.75%, 9/19/2024 50,000 54,852
1,562,945
Consumer, Cyclical – 6.3%
American Honda Finance Corp.
2.20%, 6/27/2022 45,000 46,514
Series G, 3.45%, 7/14/2023 30,000 32,448
2.15%, 9/10/2024 70,000 73,948
1.20%, 7/08/2025 25,000 25,402
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Cyclical – 6.3% (continued)
AutoZone, Inc., 3.13%, 7/15/2023 50,000 53,405
Costco Wholesale Corp., 2.75%, 5/18/2024 70,000 75,943
D.R. Horton, Inc., 2.50%, 10/15/2024 25,000 26,597
Dollar Tree, Inc., 4.00%, 5/15/2025 50,000 56,844
General Motors Co., 4.88%, 10/02/2023 50,000 54,278
General Motors Financial Co., Inc.
4.20%, 11/06/2021 50,000 51,658
3.55%, 7/08/2022 100,000 103,754
3.95%, 4/13/2024 25,000 26,634
4.00%, 1/15/2025 25,000 26,711
2.90%, 2/26/2025 50,000 51,787
Home Depot, Inc. (The)
3.25%, 3/01/2022 50,000 52,332
2.63%, 6/01/2022 50,000 52,080
Las Vegas Sands Corp., 3.20%, 8/08/2024 50,000 50,191
Lowe's Cos., Inc.
3.80%, 11/15/2021 50,000 51,723
3.13%, 9/15/2024 15,000 16,463
Marriott International, Inc./ Md , Series EE,
5.75%, 5/01/2025 50,000 55,574
McDonald's Corp., 2.63%, 1/15/2022 75,000 77,398
Nike, Inc., 2.40%, 3/27/2025 50,000 54,165
PACCAR Financial Corp., 2.65%, 5/10/2022 50,000 52,059
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 53,280
Starbucks Corp., 3.10%, 3/01/2023 50,000 53,189
Target Corp., 2.90%, 1/15/2022 70,000 72,722
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 72,493
2.90%, 3/30/2023 25,000 26,543
2.90%, 4/17/2024 25,000 27,021
3.00%, 4/01/2025 50,000 55,086
3.40%, 4/14/2025 25,000 28,056
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 55,502
Walmart, Inc.
2.35%, 12/15/2022 75,000 78,484
2.85%, 7/08/2024 75,000 81,774
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 26,293
1,798,351
Consumer, Non-cyclical – 15.9%
Abbott Laboratories, 2.95%, 3/15/2025 50,000 55,138
Abbvie , Inc.
3.85%, 6/15/2024
a
50,000 55,329
3.80%, 3/15/2025
a
50,000 56,065
AbbVie, Inc.
3.38%, 11/14/2021 75,000 77,799
2.30%, 11/21/2022
a
25,000 25,936
2.85%, 5/14/2023 70,000 74,006
2.60%, 11/21/2024
a
75,000 80,194
Aetna, Inc., 2.80%, 6/15/2023 50,000 52,910
Altria Group, Inc.
2.85%, 8/09/2022 35,000 36,577
2.95%, 5/02/2023 65,000 68,885
Amgen, Inc.
2.70%, 5/01/2022 50,000 51,783
2.65%, 5/11/2022 50,000 51,883
3.13%, 5/01/2025 25,000 27,665

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022 50,000 52,149
4.15%, 1/23/2025 50,000 57,064
Anthem, Inc.
3.50%, 8/15/2024 50,000 55,134
2.38%, 1/15/2025 50,000 53,492
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 27,387
BAT Capital Corp., 3.22%, 8/15/2024 90,000 97,182
Becton, Dickinson & Co., 3.36%, 6/06/2024 75,000 81,573
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 80,000 83,192
2.75%, 2/15/2023 45,000 47,580
4.00%, 8/15/2023 20,000 22,127
2.90%, 7/26/2024 75,000 81,562
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,714
Cardinal Health, Inc., 3.08%, 6/15/2024 75,000 80,779
Cigna Corp.
3.40%, 9/17/2021 50,000 51,611
3.05%, 11/30/2022 35,000 36,931
3.75%, 7/15/2023 75,000 81,675
Coca-Cola Co. (The)
1.55%, 9/01/2021 50,000 50,712
3.20%, 11/01/2023 75,000 81,816
ConAgra Brands, Inc., 3.80%, 10/22/2021 25,000 26,002
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 69,060
CVS Health Corp.
3.70%, 3/09/2023 130,000 139,871
3.38%, 8/12/2024 50,000 54,681
4.10%, 3/25/2025 60,000 68,326
Diageo Investment Corp., 2.88%, 5/11/2022 50,000 52,198
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 26,501
General Mills, Inc.
3.15%, 12/15/2021 50,000 51,494
2.60%, 10/12/2022 25,000 26,112
Gilead Sciences, Inc.
1.95%, 3/01/2022 50,000 51,177
3.25%, 9/01/2022 50,000 52,701
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 76,288
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/2023 50,000 54,102
Global Payments, Inc., 2.65%, 2/15/2025 25,000 26,802
HCA, Inc., 5.00%, 3/15/2024 80,000 90,103
Johnson & Johnson, 2.25%, 3/03/2022 75,000 77,317
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 30,000 32,833
3.13%, 12/15/2023 50,000 53,988
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 50,000 55,698
McCormick & Co., Inc., 2.70%, 8/15/2022 70,000 72,878
Medtronic, Inc.
3.15%, 3/15/2022 50,000 52,272
3.50%, 3/15/2025 50,000 56,522
Merck & Co., Inc.
2.80%, 5/18/2023 75,000 80,063
2.90%, 3/07/2024 25,000 27,083
Mondelez International, Inc.
0.63%, 7/01/2022 20,000 20,115
1.50%, 5/04/2025 50,000 51,895
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Moody's Corp., 2.75%, 12/15/2021 65,000 66,876
Novartis Capital Corp., 2.40%, 5/17/2022 75,000 77,694
Paypal Holdings, Inc., 1.65%, 6/01/2025 30,000 31,310
PayPal Holdings, Inc., 2.40%, 10/01/2024 50,000 53,630
PepsiCo, Inc.
2.75%, 3/05/2022 50,000 52,038
2.25%, 3/19/2025 50,000 53,799
Pfizer, Inc.
3.00%, 6/15/2023 65,000 69,785
2.95%, 3/15/2024 25,000 27,206
Philip Morris International, Inc.
2.38%, 8/17/2022 25,000 25,968
2.88%, 5/01/2024 70,000 75,627
Procter & Gamble Co. (The)
1.70%, 11/03/2021 25,000 25,448
2.45%, 3/25/2025 25,000 27,208
Reynolds American, Inc., 4.45%, 6/12/2025 30,000 34,104
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021 50,000 51,006
2.88%, 9/23/2023 75,000 79,864
SYSCO Corp., 3.55%, 3/15/2025 25,000 27,293
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 57,605
Tyson Foods, Inc., 2.25%, 8/23/2021 70,000 71,134
Unilever Capital Corp., 2.60%, 5/05/2024 100,000 107,515
UnitedHealth Group, Inc.
2.88%, 12/15/2021 70,000 72,481
3.35%, 7/15/2022 60,000 63,492
3.75%, 7/15/2025 25,000 28,713
Upjohn, Inc., 1.65%, 6/22/2025
a
30,000 30,879
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 55,349
4,519,956
Energy – 7.4%
BP Capital Markets America, Inc.
3.25%, 5/06/2022 75,000 78,604
3.19%, 4/06/2025 25,000 27,439
BP Capital Markets PLC
3.06%, 3/17/2022 75,000 78,198
3.51%, 3/17/2025 50,000 55,732
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 28,529
Chevron Corp.
2.36%, 12/05/2022 85,000 88,469
1.55%, 5/11/2025 75,000 78,109
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 37,991
Enbridge, Inc.
2.90%, 7/15/2022 25,000 25,988
3.50%, 6/10/2024 50,000 54,209
Energy Transfer Operating LP
4.25%, 3/15/2023 75,000 78,388
4.50%, 4/15/2024 75,000 79,876
Enterprise Products Operating LLC
3.50%, 2/01/2022 70,000 72,994
4.05%, 2/15/2022 25,000 26,305

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Energy – 7.4% (continued)
Exxon Mobil Corp.
2.40%, 3/06/2022 50,000 51,477
2.73%, 3/01/2023 50,000 52,860
2.99%, 3/19/2025 125,000 137,585
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 52,881
4.25%, 9/01/2024 50,000 55,665
Marathon Oil Corp., 2.80%, 11/01/2022 50,000 50,590
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 20,973
3.63%, 9/15/2024 50,000 53,778
MPLX LP, 4.88%, 12/01/2024 50,000 56,284
National Oilwell Varco, Inc., 2.60%, 12/01/2022 25,000 25,666
Newfield Exploration Co., 5.63%, 7/01/2024 70,000 69,871
ONEOK Partners LP, 3.38%, 10/01/2022 50,000 51,859
ONEOK, Inc., 2.75%, 9/01/2024 25,000 25,408
Phillips 66, 3.85%, 4/09/2025 50,000 56,010
Plains All American Pipeline LP / PAA Finance
Corp., 2.85%, 1/31/2023 25,000 25,402
Sabine Pass Liquefaction LLC
6.25%, 3/15/2022 100,000 106,902
5.63%, 3/01/2025 17,000 19,714
Shell International Finance BV
2.25%, 1/06/2023 50,000 52,157
2.00%, 11/07/2024 50,000 52,756
Total Capital International SA
2.70%, 1/25/2023 25,000 26,373
3.75%, 4/10/2024 70,000 77,880
Valero Energy Corp., 3.65%, 3/15/2025 50,000 54,859
Williams Cos., Inc. (The)
3.60%, 3/15/2022 50,000 52,030
3.35%, 8/15/2022 50,000 52,040
2,091,851
Financial – 41.8%
Aercap Ireland Capital Dac / Aercap Global
Aviation Trust, 4.50%, 9/15/2023 150,000 152,349
Aflac, Inc., 3.25%, 3/17/2025 50,000 55,853
Air Lease Corp.
2.63%, 7/01/2022 50,000 49,932
2.30%, 2/01/2025 50,000 48,051
Aircastle Ltd., 4.13%, 5/01/2024 50,000 48,803
Allstate Corp. (The), Series B, 5.75%, 8/15/2053 10,000 10,566
Ally Financial, Inc., 4.13%, 2/13/2022 50,000 51,884
American Express Co.
3.70%, 11/05/2021 50,000 51,932
2.50%, 8/01/2022 100,000 103,923
3.40%, 2/22/2024 50,000 54,695
2.50%, 7/30/2024 50,000 53,576
American International Group, Inc.
4.88%, 6/01/2022 50,000 53,958
3.75%, 7/10/2025 25,000 28,182
American Tower Corp.
3.50%, 1/31/2023 50,000 53,627
3.00%, 6/15/2023 50,000 53,368
2.40%, 3/15/2025 50,000 53,491
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 55,959
3.00%, 4/02/2025 25,000 27,326
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 41.8% (continued)
Ares Capital Corp., 3.50%, 2/10/2023 50,000 50,702
Bank of America Corp.
2.50%, 10/21/2022 100,000 102,518
Series G, 3.30%, 1/11/2023 60,000 64,018
3.12%, 1/20/2023 100,000 103,527
3.00%, 12/20/2023 50,000 52,623
4.13%, 1/22/2024 75,000 83,641
4.20%, 8/26/2024 100,000 111,946
3.46%, 3/15/2025 75,000 81,767
Series L, 3.95%, 4/21/2025 50,000 56,042
2.02%, 2/13/2026 100,000 104,327
Bank of Montreal
1.90%, 8/27/2021 100,000 101,763
2.90%, 3/26/2022 50,000 52,103
1.85%, 5/01/2025 50,000 52,703
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,858
3.40%, 2/11/2024 75,000 82,016
1.30%, 6/11/2025 30,000 30,675
Barclays PLC, 4.38%, 9/11/2024 200,000 216,961
Berkshire Hathaway Finance Corp., 3.00%,
5/15/2022 70,000 73,341
Berkshire Hathaway, Inc., 3.75%, 8/15/2021 25,000 25,887
BlackRock, Inc., 3.50%, 3/18/2024 75,000 83,535
Boston Properties LP, 3.20%, 1/15/2025 75,000 81,524
Brixmor Operating Partnership LP
3.25%, 9/15/2023 50,000 51,533
3.65%, 6/15/2024 55,000 57,423
Canadian Imperial Bank of Commerce
2.55%, 6/16/2022 100,000 104,110
0.95%, 6/23/2023 30,000 30,299
Capital One Financial Corp.
3.20%, 1/30/2023 50,000 52,904
3.90%, 1/29/2024 50,000 54,723
3.30%, 10/30/2024 50,000 54,547
Charles Schwab Corp. (The), 2.65%, 1/25/2023 50,000 52,642
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 72,001
Citigroup, Inc.
2.35%, 8/02/2021 100,000 101,943
4.05%, 7/30/2022 125,000 133,107
2.88%, 7/24/2023 100,000 104,239
3.75%, 6/16/2024 50,000 55,616
4.00%, 8/05/2024 20,000 22,044
3.35%, 4/24/2025 100,000 108,935
3.30%, 4/27/2025 50,000 55,639
Cooperatieve Rabobank UA, 3.88%, 2/08/2022 95,000 99,953
Credit Suisse Group Funding Guernsey Ltd.,
3.75%, 3/26/2025 250,000 276,815
Crown Castle International Corp., 3.20%,
9/01/2024 70,000 76,404
Deutsche Bank AG, Series D, 5.00%, 2/14/2022 150,000 157,371
Digital Realty Trust LP, 3.63%, 10/01/2022 65,000 68,901
Discover Financial Services, 3.85%, 11/21/2022 100,000 106,423
Equinix , Inc., 1.25%, 7/15/2025 30,000 30,485
ERP Operating LP, 3.38%, 6/01/2025 20,000 22,138
Essex Portfolio LP
3.63%, 8/15/2022 25,000 26,208
3.25%, 5/01/2023 13,000 13,715
Fifth Third Bancorp, 3.65%, 1/25/2024 100,000 109,620

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 41.8% (continued)
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 54,481
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022 50,000 53,798
2.88%, 10/31/2022 100,000 102,652
2.91%, 7/24/2023 100,000 104,179
4.00%, 3/03/2024 40,000 44,408
3.85%, 7/08/2024 75,000 83,009
3.50%, 1/23/2025 50,000 55,023
3.27%, 9/29/2025 100,000 108,923
Healthpeak Properties, Inc.
3.88%, 8/15/2024 65,000 72,120
4.00%, 6/01/2025 20,000 22,400
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 21,082
HSBC Holdings PLC
4.88%, 1/14/2022 100,000 106,173
4.00%, 3/30/2022 150,000 158,477
HSBC USA, Inc., 3.50%, 6/23/2024 100,000 110,586
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 106,812
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,734
JPMorgan Chase & Co.
4.35%, 8/15/2021 100,000 104,138
3.20%, 1/25/2023 50,000 53,346
3.21%, 4/01/2023 100,000 104,363
3.56%, 4/23/2024 75,000 80,834
3.63%, 5/13/2024 75,000 83,146
3.88%, 9/10/2024 100,000 111,690
3.13%, 1/23/2025 50,000 54,780
3.22%, 3/01/2025 100,000 108,214
3.90%, 7/15/2025 40,000 45,561
2.08%, 4/22/2026 50,000 52,470
Lincoln National Corp., 3.35%, 3/09/2025 25,000 27,349
Lloyds Banking Group PLC, 3.00%, 1/11/2022 200,000 206,975
M&T Bank Corp., 3.55%, 7/26/2023 50,000 54,777
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022 65,000 67,087
Mastercard , Inc., 2.00%, 11/21/2021 70,000 71,484
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 55,997
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/07/2022 50,000 52,070
2.67%, 7/25/2022 100,000 104,085
3.41%, 3/07/2024 100,000 108,856
Mizuho Financial Group, Inc., 2.95%, 2/28/2022 200,000 207,557
Morgan Stanley
2.63%, 11/17/2021 50,000 51,394
4.88%, 11/01/2022 100,000 108,959
Series F, 3.88%, 4/29/2024 100,000 111,413
Series G, 3.70%, 10/23/2024 25,000 27,929
2.72%, 7/22/2025 100,000 107,023
4.00%, 7/23/2025 40,000 46,091
2.19%, 4/28/2026 50,000 52,653
Natwest Group PLC
6.13%, 12/15/2022 50,000 54,707
6.10%, 6/10/2023 50,000 55,374
6.00%, 12/19/2023 100,000 112,593
Owl Rock Capital Corp., 4.00%, 3/30/2025 50,000 50,130
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 41.8% (continued)
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/2022 100,000 104,402
2.85%, 11/09/2022
b
25,000 26,358
2.20%, 11/01/2024 75,000 79,723
Progressive Corp. (The), 3.75%, 8/23/2021 25,000 25,919
ProLogis LP, 4.25%, 8/15/2023 70,000 77,540
Prudential Financial, Inc., 5.63%, 6/15/2043 50,000 54,146
Regions Financial Corp., 3.80%, 8/14/2023 50,000 54,594
Royal Bank of Canada
Series G, 3.70%, 10/05/2023 50,000 54,902
Series G, 2.25%, 11/01/2024 100,000 106,631
1.15%, 6/10/2025 30,000 30,595
Santander Holdings USA, Inc.
3.40%, 1/18/2023 50,000 52,284
4.50%, 7/17/2025 40,000 44,084
Santander UK PLC, 4.00%, 3/13/2024 100,000 111,087
Simon Property Group LP, 2.63%, 6/15/2022
c
70,000 71,988
State Street Corp.
3.70%, 11/20/2023 100,000 111,063
3.78%, 12/03/2024 25,000 27,622
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 26,995
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022 100,000 104,309
2.35%, 1/15/2025 200,000 211,440
Synchrony Financial, 4.50%, 7/23/2025 40,000 43,325
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 30,276
2.65%, 6/12/2024 100,000 107,712
1.15%, 6/12/2025 30,000 30,659
Truist Financial Corp.
3.95%, 3/22/2022 50,000 52,546
2.75%, 4/01/2022 100,000 103,659
3.05%, 6/20/2022 100,000 104,761
2.85%, 10/26/2024 50,000 54,427
3.70%, 6/05/2025 30,000 34,342
US Bancorp
Series V, 2.63%, 1/24/2022 100,000 103,215
3.38%, 2/05/2024 150,000 164,380
Ventas Realty LP, 3.50%, 4/15/2024 50,000 52,790
Ventas Realty LP / Ventas Capital Corp., 3.25%,
8/15/2022 65,000 67,064
Visa, Inc., 2.80%, 12/14/2022 85,000 89,768
Voya Financial, Inc., 3.13%, 7/15/2024 65,000 70,078
Wells Fargo & Co.
2.63%, 7/22/2022 50,000 51,996
3.07%, 1/24/2023 100,000 103,520
4.13%, 8/15/2023 100,000 109,232
3.30%, 9/09/2024 150,000 164,860
3.00%, 2/19/2025 25,000 27,168
2.19%, 4/30/2026 100,000 104,459
Welltower , Inc., 4.00%, 6/01/2025 20,000 22,347
Western Union Co. (The), 2.85%, 1/10/2025 25,000 26,349
Westpac Banking Corp.
2.50%, 6/28/2022 100,000 104,007
2.00%, 1/13/2023 25,000 25,920
3.30%, 2/26/2024 50,000 54,582
Weyerhaeuser Co., 4.63%, 9/15/2023 65,000 72,353
11,887,069

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Industrial – 7.6%
3M Co.
3.25%, 2/14/2024 70,000 76,724
2.00%, 2/14/2025 25,000 26,539
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 69,667
Boeing Co. (The)
2.13%, 3/01/2022 65,000 65,167
4.51%, 5/01/2023 40,000 41,843
4.88%, 5/01/2025 45,000 48,694
Burlington Northern Santa Fe LLC, 3.05%,
3/15/2022 20,000 20,740
Carrier Global Corp., 2.24%, 2/15/2025
a
25,000 26,147
Caterpillar Financial Services Corp.
1.93%, 10/01/2021 50,000 50,943
1.90%, 9/06/2022 70,000 72,150
3.75%, 11/24/2023 50,000 55,328
FedEx Corp., 3.40%, 1/14/2022 50,000 52,055
Flex Ltd., 4.75%, 6/15/2025 20,000 22,510
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,942
2.38%, 11/15/2024 25,000 26,851
General Electric Co.
3.38%, 3/11/2024 50,000 54,268
Series G, 3.45%, 5/15/2024 50,000 53,763
Honeywell International, Inc., 2.15%,
8/08/2022 70,000 72,506
Howmet Aerospace, Inc., 6.88%, 5/01/2025 25,000 28,346
John Deere Capital Corp.
1.95%, 6/13/2022 65,000 66,901
2.15%, 9/08/2022 70,000 72,664
2.80%, 3/06/2023 50,000 53,123
2.65%, 6/24/2024 65,000 70,260
Norfolk Southern Corp., 3.00%, 4/01/2022 50,000 51,850
Northrop Grumman Corp.
2.55%, 10/15/2022 50,000 52,242
2.93%, 1/15/2025 75,000 81,636
Otis Worldwide Corp., 2.06%, 4/05/2025
a
25,000 26,496
Packaging Corp. of America
4.50%, 11/01/2023 25,000 27,701
3.65%, 9/15/2024 30,000 32,848
Raytheon Technologies Corp., 2.80%,
3/15/2022
a
75,000 77,564
Republic Services, Inc., 2.50%, 8/15/2024 70,000 74,992
Roper Technologies, Inc., 2.35%, 9/15/2024 70,000 74,640
Ryder System, Inc.
2.80%, 3/01/2022 65,000 67,058
2.50%, 9/01/2024 50,000 52,560
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 70,000 73,986
4.00%, 3/15/2060 25,000 26,094
Union Pacific Corp.
2.95%, 3/01/2022 50,000 52,060
3.15%, 3/01/2024 50,000 54,320
United Parcel Service, Inc., 2.50%, 4/01/2023 50,000 52,670
Waste Management, Inc., 2.90%, 9/15/2022 65,000 67,952
WRKCo , Inc., 3.00%, 9/15/2024 65,000 69,467
2,169,267
Technology – 8.3%
Adobe, Inc., 1.70%, 2/01/2023 50,000 51,728
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Technology – 8.3% (continued)
Analog Devices, Inc., 2.50%, 12/05/2021 65,000 66,523
Apple, Inc.
2.50%, 2/09/2022 75,000 77,402
2.30%, 5/11/2022 75,000 77,562
1.70%, 9/11/2022 50,000 51,465
2.10%, 9/12/2022 50,000 51,809
1.80%, 9/11/2024 100,000 105,221
2.50%, 2/09/2025 50,000 54,312
3.20%, 5/13/2025 50,000 56,170
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 100,000 102,823
3.63%, 1/15/2024 50,000 54,075
Dell International LLC / EMC Corp., 4.00%,
7/15/2024
a
70,000 76,012
Fiserv, Inc., 2.75%, 7/01/2024 85,000 91,686
Hewlett Packard Enterprise Co.
2.25%, 4/01/2023 75,000 77,564
1.45%, 4/01/2024 40,000 40,185
HP, Inc., 2.20%, 6/17/2025 20,000 21,003
Intel Corp.
2.35%, 5/11/2022 70,000 72,417
3.40%, 3/25/2025 25,000 28,112
3.70%, 7/29/2025 60,000 68,611
International Business Machines Corp., 3.00%,
5/15/2024 150,000 163,434
Intuit, Inc., 0.95%, 7/15/2025 40,000 40,494
LAM Research Corp., 3.80%, 3/15/2025 25,000 28,428
Microsoft Corp.
1.55%, 8/08/2021 50,000 50,627
2.40%, 2/06/2022 80,000 82,493
3.63%, 12/15/2023 75,000 82,728
2.70%, 2/12/2025 25,000 27,389
Oracle Corp.
2.50%, 5/15/2022 75,000 77,569
2.40%, 9/15/2023 145,000 153,242
3.40%, 7/08/2024 25,000 27,554
2.95%, 11/15/2024 50,000 54,680
2.50%, 4/01/2025 50,000 54,114
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 54,123
Seagate HDD Cayman
4.88%, 3/01/2024 20,000 21,638
4.75%, 1/01/2025 50,000 54,171
Texas Instruments, Inc., 1.85%, 5/15/2022 50,000 51,277
VMware, Inc., 2.95%, 8/21/2022 50,000 52,197
Xilinx, Inc., 2.95%, 6/01/2024 55,000 59,723
2,360,561
Utilities – 4.9%
Alabama Power Co., Series 17A, 2.45%,
3/30/2022 50,000 51,602
Ameren Corp., 2.50%, 9/15/2024 40,000 42,628
Berkshire Hathaway Energy Co., 3.75%,
11/15/2023 50,000 54,791
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,864
Dominion Energy Gas Holdings LLC, 3.60%,
12/15/2024 75,000 83,564
Dominion Energy, Inc.
3.07%, 8/15/2024
b
50,000 54,260
5.75%, 10/01/2054 25,000 26,423

See Notes to Statements of Investments
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Utilities – 4.9% (continued)
DTE Energy Co.
Series B, 2.60%, 6/15/2022 50,000 51,770
Series C, 2.53%, 10/01/2024 25,000 26,640
Duke Energy Corp.
3.55%, 9/15/2021 25,000 25,678
3.75%, 4/15/2024 50,000 55,378
Duke Energy Progress LLC, 3.00%, 9/15/2021 50,000 51,148
Edison International, 3.55%, 11/15/2024 25,000 26,770
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 59,538
Evergy , Inc., 2.45%, 9/15/2024 25,000 26,715
Eversource Energy, Series K, 2.75%, 3/15/2022 50,000 51,791
FirstEnergy Corp., 2.05%, 3/01/2025 25,000 25,376
Florida Power & Light Co., 2.85%, 4/01/2025 50,000 55,099
Iberdrola International BV, 5.81%, 3/15/2025 35,000 41,971
National Rural Utilities Cooperative Finance
Corp., 2.30%, 9/15/2022 65,000 67,459
NextEra Energy Capital Holdings, Inc., 3.15%,
4/01/2024 85,000 92,466
PECO Energy Co., 2.38%, 9/15/2022 65,000 67,453
Public Service Enterprise Group, Inc., 2.00%,
11/15/2021 65,000 66,067
Sempra Energy, 2.90%, 2/01/2023 50,000 52,818
Southern California Edison Co., Series B, 2.40%,
2/01/2022 65,000 66,321
Southern Power Co., Series E, 2.50%,
12/15/2021 50,000 51,311
Virginia Electric And Power Co., Series A, 3.10%,
5/15/2025 30,000 33,041
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 33,334
1,393,276
Total Corporate Bonds (cost $27,477,104) 28,197,088
Investment Companies – 0.6% Shares
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $156,933) 156,933 156,933
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
d,e
(cost $74,200) 74,200 74,200
Total Investments (cost $27,708,237) 100.0% 28,428,221
Cash and Receivables (Net) .0% 2,946
Net Assets 100.0% 28,431,167
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $509,889 or 1.79% of net asset.
b
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
c
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $72,248 and the value of the collateral was $74,200, consisting of cash collateral.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
e
The rate shown is the 1-day yield as of July 31, 2020.

STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8%
Basic Materials – 5.4%
Alcoa Nederland Holding BV
6.75%, 9/30/2024
a
50,000 52,048
5.50%, 12/15/2027
a
10,000 10,819
Allegheny Technologies, Inc.
7.88%, 8/15/2023 25,000 26,316
5.88%, 12/01/2027
b
18,000 17,089
Arcelormittal SA
6.13%, 6/01/2025 30,000 34,705
4.55%, 3/11/2026 25,000 27,638
4.25%, 7/16/2029 20,000 21,232
7.25%, 10/15/2039 25,000 33,228
7.00%, 3/01/2041 30,000 38,334
ArcelorMittal SA, 3.60%, 7/16/2024 25,000 26,317
Arconic Corp., 6.13%, 2/15/2028
a
10,000 10,638
Aruba Investments, Inc., 8.75%, 2/15/2023
a
5,000 5,138
Ashland LLC
4.75%, 8/15/2022 10,000 10,526
6.88%, 5/15/2043 10,000 12,493
Avient Corp., 5.25%, 3/15/2023 23,000 25,310
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
a
65,000 67,584
Barminco Finance Pty Ltd., 6.63%, 5/15/2022
a
5,000 5,013
Big River Steel LLC / BRS Finance Corp., 7.25%,
9/01/2025
a
25,000 25,206
Blue Cube Spinco LLC
9.75%, 10/15/2023 15,000 15,645
10.00%, 10/15/2025 15,000 16,041
Carpenter Technology Corp.
5.20%, 7/15/2021 5,000 5,153
4.45%, 3/01/2023 10,000 10,266
6.38%, 7/15/2028 35,000 36,762
Cascades, Inc., 5.75%, 7/15/2023
a
10,000 10,150
CF Industries, Inc.
3.45%, 6/01/2023 40,000 41,937
5.15%, 3/15/2034 35,000 40,810
4.95%, 6/01/2043 20,000 23,395
5.38%, 3/15/2044 20,000 24,402
Chemours Co. (The)
6.63%, 5/15/2023 20,000 20,207
5.38%, 5/15/2027 33,000 32,332
Clearwater Paper Corp., 4.50%, 2/01/2023
b
6,000 6,031
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024
a
10,000 9,675
5.75%, 3/01/2025 13,000 11,252
9.88%, 10/17/2025
a
45,000 49,154
6.75%, 3/15/2026
a
25,000 25,098
5.88%, 6/01/2027 15,000 12,875
6.25%, 10/01/2040 12,000 7,882
Commercial Metals Co.
4.88%, 5/15/2023 5,000 5,185
5.75%, 4/15/2026 60,000 62,542
5.38%, 7/15/2027 5,000 5,229
Compass Minerals International, Inc., 4.88%,
7/15/2024
a
57,000 58,540
Constellium SE, 5.75%, 5/15/2024
a
36,000 36,745
Cornerstone Chemical Co., 6.75%, 8/15/2024
a
20,000 18,407
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
a
15,000 14,735
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Basic Materials – 5.4% (continued)
Element Solutions, Inc., 5.88%, 12/01/2025
a
75,000 78,257
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/2022
a
15,000 15,699
5.13%, 3/15/2023
a
10,000 10,635
5.13%, 5/15/2024
a
54,000 58,676
4.50%, 9/15/2027
a
35,000 37,549
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 25,000 26,584
4.55%, 11/14/2024 25,000 27,426
5.00%, 9/01/2027 10,000 10,659
4.13%, 3/01/2028 35,000 36,793
4.38%, 8/01/2028 45,000 47,945
5.25%, 9/01/2029 10,000 11,063
4.25%, 3/01/2030 40,000 41,813
4.63%, 8/01/2030
b
50,000 53,626
5.40%, 11/14/2034 25,000 28,075
5.45%, 3/15/2043 50,000 55,579
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
a
12,000 12,222
Hecla Mining Co., 7.25%, 2/15/2028 12,000 12,826
INEOS Group Holdings SA, 5.63%, 8/01/2024
a
43,000 43,218
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
a
5,000 4,711
Ingevity Corp., 4.50%, 2/01/2026
a
11,000 11,021
Innophos Holdings, Inc., 9.38%, 2/15/2028
a
32,000 32,953
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/2022
a
12,000 12,393
8.50%, 8/01/2028
a
15,000 16,397
Kaiser Aluminum Corp.
6.50%, 5/01/2025
a
10,000 10,626
4.63%, 3/01/2028
a
43,000 42,777
Mercer International, Inc.
6.50%, 2/01/2024 37,000 36,616
7.38%, 1/15/2025 20,000 20,293
5.50%, 1/15/2026 35,000 33,066
Methanex Corp.
4.25%, 12/01/2024 30,000 29,031
5.25%, 12/15/2029 40,000 38,687
5.65%, 12/01/2044 25,000 20,438
Mineral Resources Ltd., 8.13%, 5/01/2027
a
35,000 38,669
Neon Holdings, Inc., 10.13%, 4/01/2026
a
15,000 15,366
New Gold, Inc., 6.38%, 5/15/2025
a
56,000 58,163
Novelis Corp.
5.88%, 9/30/2026
a
55,000 58,647
4.75%, 1/30/2030
a
58,000 60,566
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
a
20,000 19,984
OCI NV, 5.25%, 11/01/2024
a
30,000 30,378
Olin Corp.
5.50%, 8/15/2022 5,000 5,082
5.13%, 9/15/2027 11,000 10,759
5.63%, 8/01/2029 23,000 22,101
5.00%, 2/01/2030 15,000 14,059
PQ Corp., 5.75%, 12/15/2025
a
30,000 30,912
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
a
17,000 16,865
Rayonier Am Products, Inc., 5.50%, 6/01/2024
a
10,000 6,094
Resolute Forest Products, Inc., 5.88%,
5/15/2023 7,000 6,650

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Basic Materials – 5.4% (continued)
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
a
7,000 7,465
Smurfit Kappa Treasury Funding DAC, 7.50%,
11/20/2025 20,000 24,150
TPC Group, Inc., 10.50%, 8/01/2024
a
40,000 35,601
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
a
65,000 64,276
Tronox Finance PLC, 5.75%, 10/01/2025
a
13,000 12,976
U.S. Steel Corp.
12.00%, 6/01/2025
a
50,000 51,779
6.88%, 8/15/2025 25,000 17,608
6.25%, 3/15/2026
b
20,000 13,400
6.65%, 6/01/2037 10,000 6,279
Valvoline, Inc., 4.25%, 2/15/2030
a
25,000 26,253
WR Grace & Co.-Conn, 5.63%, 10/01/2024
a
11,000 11,921
2,633,741
Communications – 17.2%
Altice Financing SA
7.50%, 5/15/2026
a
80,000 86,041
5.00%, 1/15/2028
a
50,000 51,347
Altice France Holding SA
10.50%, 5/15/2027
a
50,000 57,206
6.00%, 2/15/2028
a
55,000 54,855
Altice France SA
7.38%, 5/01/2026
a
150,000 159,859
8.13%, 2/01/2027
a
55,000 61,436
5.50%, 1/15/2028
a
57,000 59,895
AMC Networks, Inc.
5.00%, 4/01/2024 20,000 20,386
4.75%, 8/01/2025
b
27,000 27,652
Belo Corp.
7.75%, 6/01/2027 8,000 8,991
7.25%, 9/15/2027 5,000 5,463
Block Communications, Inc., 4.88%, 3/01/2028
a
15,000 15,186
C&W Senior Financing Dac, 6.88%, 9/15/2027
a
50,000 53,203
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88%, 4/01/2024
a
40,000 41,397
5.75%, 2/15/2026
a
90,000 94,175
5.50%, 5/01/2026
a
65,000 68,818
5.13%, 5/01/2027
a
130,000 138,119
5.88%, 5/01/2027
a
30,000 31,722
5.00%, 2/01/2028
a
90,000 95,500
5.38%, 6/01/2029
a
65,000 71,251
4.75%, 3/01/2030
a
125,000 133,571
4.50%, 8/15/2030
a
95,000 100,777
4.25%, 2/01/2031
a
105,000 109,805
4.50%, 5/01/2032
a
60,000 63,331
Centurylink, Inc.
5.63%, 4/01/2025 15,000 16,035
Series G, 6.88%, 1/15/2028 15,000 16,430
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022 35,000 36,881
Series W, 6.75%, 12/01/2023 24,000 26,636
Series Y, 7.50%, 4/01/2024 57,000 64,436
5.13%, 12/15/2026
a
16,000 16,736
4.00%, 2/15/2027
a
16,000 16,724
Series P, 7.60%, 9/15/2039 15,000 17,216
Series U, 7.65%, 3/15/2042 10,000 11,416
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 17.2% (continued)
Cincinnati Bell, Inc., 7.00%, 7/15/2024
a
15,000 15,497
Clear Channel International BV, 6.63%,
8/01/2025
a
20,000 20,546
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 45,000 40,857
5.13%, 8/15/2027
a
6,000 5,905
Cogent Communications Group, Inc., 5.38%,
3/01/2022
a
15,000 15,628
CommScope Technologies LLC, 6.00%,
6/15/2025
a
35,000 35,775
Commscope, Inc.
5.50%, 3/01/2024
a
45,000 46,692
7.13%, 7/01/2028
a
35,000 37,042
CommScope, Inc.
6.00%, 3/01/2026
a
50,000 53,283
8.25%, 3/01/2027
a,b
11,000 11,842
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
a
50,000 51,309
Consolidated Communications, Inc., 6.50%,
10/01/2022
b
15,000 14,683
CSC Holdings LLC
6.75%, 11/15/2021 27,000 28,658
5.88%, 9/15/2022 22,000 23,671
5.25%, 6/01/2024 25,000 27,492
6.63%, 10/15/2025
a
30,000 31,370
5.50%, 5/15/2026
a
52,000 54,537
5.50%, 4/15/2027
a
55,000 58,907
5.38%, 2/01/2028
a
26,000 28,199
7.50%, 4/01/2028
a
45,000 51,815
6.50%, 2/01/2029
a
75,000 85,857
5.75%, 1/15/2030
a
100,000 110,953
4.13%, 12/01/2030
a
25,000 26,383
4.63%, 12/01/2030
a
40,000 41,980
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
a
71,000 64,528
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
a
105,000 80,487
6.63%, 8/15/2027
a
60,000 32,846
DISH DBS Corp.
5.88%, 7/15/2022 68,000 71,851
5.00%, 3/15/2023 52,000 54,278
5.88%, 11/15/2024 59,000 61,726
7.75%, 7/01/2026 60,000 67,341
DKT Finance ApS, 9.38%, 6/17/2023
a
20,000 20,221
EIG Investors Corp., 10.88%, 2/01/2024 27,000 27,590
Embarq Corp., 8.00%, 6/01/2036 52,000 61,535
Entercom Media Corp.
7.25%, 11/01/2024
a,b
26,000 21,716
6.50%, 5/01/2027
a
11,000 9,835
EW Scripps Co. (The), 5.13%, 5/15/2025
a
10,000 9,890
GCI LLC
6.63%, 6/15/2024
a
30,000 31,649
6.88%, 4/15/2025 11,000 11,418
Getty Images, Inc., 9.75%, 3/01/2027
a
15,000 14,057
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
a
32,000 34,115
Gogo Intermediate Holdings LLC / Gogo Finance
Co., Inc., 9.88%, 5/01/2024
a
41,000 37,817

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 17.2% (continued)
Gray Television, Inc.
5.13%, 10/15/2024
a
13,000 13,391
5.88%, 7/15/2026
a
22,000 22,797
7.00%, 5/15/2027
a
30,000 32,801
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 40,000 43,893
6.63%, 8/01/2026 20,000 22,279
iHeartCommunications, Inc.
6.38%, 5/01/2026 45,000 47,620
8.38%, 5/01/2027 60,000 59,861
Iheartcommunications, Inc.
5.25%, 8/15/2027
a
20,000 20,244
4.75%, 1/15/2028
a
50,000 49,707
Intrado Corp., 8.50%, 10/15/2025
a
35,000 29,649
Lamar Media Corp.
5.00%, 5/01/2023 13,000 13,130
5.75%, 2/01/2026 18,000 18,927
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
a
100,000 107,767
Level 3 Financing, Inc.
5.13%, 5/01/2023 20,000 20,075
5.38%, 5/01/2025 15,000 15,478
5.25%, 3/15/2026 30,000 31,350
4.63%, 9/15/2027
a
50,000 52,574
4.25%, 7/01/2028
a
40,000 41,758
Liberty Interactive LLC
8.50%, 7/15/2029 5,000 5,251
8.25%, 2/01/2030 45,000 47,440
Match Group, Inc.
5.00%, 12/15/2027
a
13,000 13,772
5.63%, 2/15/2029
a
5,000 5,373
4.13%, 8/01/2030
a
25,000 25,911
MDC Partners, Inc., 6.50%, 5/01/2024
a
13,000 12,454
Meredith Corp.
6.50%, 7/01/2025
a
10,000 10,185
6.88%, 2/01/2026 45,000 39,125
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
a
60,000 62,249
National CineMedia LLC, 5.88%, 4/15/2028
a
25,000 19,911
Netflix, Inc.
5.50%, 2/15/2022 55,000 58,421
5.88%, 2/15/2025 100,000 115,505
4.38%, 11/15/2026 30,000 33,326
4.88%, 4/15/2028 45,000 52,314
5.88%, 11/15/2028 90,000 111,457
6.38%, 5/15/2029 65,000 82,535
5.38%, 11/15/2029
a
40,000 48,398
4.88%, 6/15/2030
a
25,000 29,402
Nexstar Broadcasting, Inc., 5.63%, 7/15/2027
a
20,000 21,421
Nokia OYJ
3.38%, 6/12/2022 13,000 13,433
4.38%, 6/12/2027 33,000 35,378
6.63%, 5/15/2039 25,000 31,852
NortonLifeLock, Inc.
3.95%, 6/15/2022 20,000 20,753
5.00%, 4/15/2025
a
35,000 35,913
ORBCOMM, Inc., 8.00%, 4/01/2024
a
7,000 6,747
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 17.2% (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.63%, 2/15/2024 13,000 13,196
5.00%, 8/15/2027
a
10,000 9,789
4.63%, 3/15/2030
a
45,000 42,156
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
a
50,000 46,275
Plantronics, Inc., 5.50%, 5/31/2023
a
12,000 11,342
Qualitytech LP / QTS Finance Corp., 4.75%,
11/15/2025
a
23,000 24,031
Quebecor Media, Inc., 5.75%, 1/15/2023 50,000 54,581
Qwest Corp., 7.25%, 9/15/2025 10,000 11,559
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 2/15/2023
a
8,000 8,096
6.63%, 2/15/2025
a
10,000 10,251
Salem Media Group, Inc., 6.75%, 6/01/2024
a
40,000 34,530
Scripps Escrow, Inc., 5.88%, 7/15/2027
a
45,000 45,159
Sinclair Television Group, Inc.
5.63%, 8/01/2024
a
11,000 11,194
5.88%, 3/15/2026
a
7,000 7,046
5.13%, 2/15/2027
a
11,000 10,758
5.50%, 3/01/2030
a
21,000 20,995
Sirius XM Radio, Inc.
3.88%, 8/01/2022
a
25,000 25,494
4.63%, 7/15/2024
a
40,000 42,109
5.38%, 7/15/2026
a
25,000 26,420
5.00%, 8/01/2027
a
40,000 42,610
5.50%, 7/01/2029
a
85,000 94,660
4.13%, 7/01/2030
a
50,000 52,770
Sprint Capital Corp.
6.88%, 11/15/2028 84,000 108,909
8.75%, 3/15/2032 70,000 108,023
Sprint Communications, Inc.
11.50%, 11/15/2021 25,000 28,067
6.00%, 11/15/2022 79,000 85,396
Sprint Corp.
7.25%, 9/15/2021 100,000 105,672
7.88%, 9/15/2023 130,000 150,883
7.13%, 6/15/2024 105,000 122,601
7.63%, 2/15/2025 40,000 48,611
7.63%, 3/01/2026 40,000 50,041
TEGNA, Inc.
4.88%, 9/15/2021
a
7,000 7,007
5.50%, 9/15/2024
a
7,000 7,157
4.63%, 3/15/2028
a
43,000 42,491
5.00%, 9/15/2029
a
51,000 51,373
Telecom Italia Capital SA
6.38%, 11/15/2033 30,000 36,676
6.00%, 9/30/2034 30,000 36,374
7.20%, 7/18/2036 20,000 26,257
7.72%, 6/04/2038 10,000 13,590
Telecom Italia Spa/Milano, 5.30%, 5/30/2024
a
75,000 82,663
Telefonaktiebolaget LM Ericsson, 4.13%,
5/15/2022 25,000 26,497
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
a
13,000 13,233
6.50%, 10/15/2027
a
20,000 20,570
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
a
50,000 51,151

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 17.2% (continued)
T-Mobile USA, Inc.
4.00%, 4/15/2022 15,000 15,630
6.00%, 3/01/2023 30,000 30,155
6.00%, 4/15/2024 25,000 25,568
6.38%, 3/01/2025 40,000 41,034
6.50%, 1/15/2026 45,000 47,413
4.50%, 2/01/2026 30,000 31,003
5.38%, 4/15/2027 35,000 38,018
4.75%, 2/01/2028 75,000 81,315
Townsquare Media, Inc., 6.50%, 4/01/2023
a
17,000 15,281
Trilogy International Partners LLC / Trilogy
International Finance, Inc., 8.88%,
5/01/2022
a
40,000 36,983
Tripadvisor, Inc., 7.00%, 7/15/2025
a
15,000 15,748
U.S. Cellular Corp., 6.70%, 12/15/2033 10,000 12,498
Uber Technologies, Inc.
7.50%, 11/01/2023
a
15,000 15,603
7.50%, 5/15/2025
a
40,000 42,533
8.00%, 11/01/2026
a
60,000 62,992
7.50%, 9/15/2027
a
87,000 91,139
Univision Communications, Inc.
5.13%, 2/15/2025
a
38,000 36,869
9.50%, 5/01/2025
a
15,000 16,368
6.63%, 6/01/2027
a
50,000 50,167
UPC Holding BV, 5.50%, 1/15/2028
a
50,000 50,887
VeriSign, Inc.
5.25%, 4/01/2025 36,000 41,032
4.75%, 7/15/2027 65,000 70,548
ViacomCBS, Inc.
5.88%, 2/28/2057 26,000 27,177
6.25%, 2/28/2057 27,000 30,103
Viasat, Inc., 6.50%, 7/15/2028
a
15,000 15,406
ViaSat, Inc.
5.63%, 9/15/2025
a
70,000 70,686
5.63%, 4/15/2027
a
7,000 7,414
Videotron Ltd.
5.00%, 7/15/2022 47,000 49,294
5.38%, 6/15/2024
a
20,000 21,687
5.13%, 4/15/2027
a
50,000 53,105
Virgin Media Secured Finance PLC
5.50%, 8/15/2026
a
25,000 26,521
5.50%, 5/15/2029
a
55,000 59,949
4.50%, 8/15/2030
a
25,000 26,736
Vodafone Group PLC, 7.00%, 4/04/2079 70,000 83,643
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
a
56,000 56,090
6.13%, 3/01/2028
a
48,000 49,564
Ziggo Bond Co. BV, 6.00%, 1/15/2027
a
25,000 26,551
Ziggo BV
5.50%, 1/15/2027
a
55,000 57,944
4.88%, 1/15/2030
a
30,000 31,634
8,476,655
Consumer, Cyclical – 20.0%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/2024
a
40,000 40,805
5.00%, 10/15/2025
a
115,000 118,032
3.88%, 1/15/2028
a
45,000 46,755
Adient Global Holdings Ltd., 4.88%, 8/15/2026
a
25,000 23,387
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Adient US LLC
9.00%, 4/15/2025
a
15,000 16,749
7.00%, 5/15/2026
a
7,000 7,543
Air Canada 2020-1 Class C Pass-Through Trust,
10.50%, 7/15/2026
a
10,000 10,138
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
a
5,000 4,635
Allison Transmission, Inc.
4.75%, 10/01/2027
a
30,000 31,216
5.88%, 6/01/2029
a
25,000 27,625
AMC Entertainment Holdings, Inc., 10.50%,
4/15/2025
a
15,000 11,962
American Airlines 2013-2 Class A Pass-Through
Trust, 4.95%, 1/15/2023 42,467 34,357
American Airlines Group, Inc.
5.00%, 6/01/2022
a
45,000 25,067
3.75%, 3/01/2025
a
7,000 3,103
American Airlines, Inc., 11.75%, 7/15/2025
a
65,000 56,491
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025
b
15,000 15,516
6.25%, 3/15/2026 15,000 15,197
6.88%, 7/01/2028 15,000 15,300
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026
a
20,000 21,172
4.00%, 1/15/2028
a
15,000 15,592
Aramark Services, Inc.
5.00%, 4/01/2025
a
30,000 31,005
6.38%, 5/01/2025
a
45,000 47,456
5.00%, 2/01/2028
a,b
86,000 86,522
Arrow Bidco LLC, 9.50%, 3/15/2024
a
10,000 7,905
Asbury Automotive Group, Inc.
4.50%, 3/01/2028
a
30,000 30,755
4.75%, 3/01/2030
a
11,000 11,303
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.75%, 8/01/2025
a
55,000 56,066
9.88%, 4/01/2027
a
55,000 59,028
6.63%, 1/15/2028
a
25,000 25,183
Aston Martin Capital Holdings Ltd., 6.50%,
4/15/2022
a
20,000 17,779
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025
a
32,000 31,388
4.50%, 11/15/2026
a
13,000 13,315
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 10,068
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024 12,000 10,931
4.92%, 8/01/2034 10,000 6,722
5.17%, 8/01/2044 30,000 19,301
Boyd Gaming Corp.
8.63%, 6/01/2025
a
10,000 11,032
6.38%, 4/01/2026 5,000 5,102
6.00%, 8/15/2026 25,000 25,267
4.75%, 12/01/2027
a
35,000 33,593
Boyne USA, Inc., 7.25%, 5/01/2025
a
15,000 16,033
Brinker International, Inc.
3.88%, 5/15/2023 10,000 9,321
5.00%, 10/01/2024
a
10,000 9,426

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp.
6.38%, 5/15/2025
a
15,000 15,243
4.88%, 2/15/2030
a
10,000 9,140
Buena Vista Gaming Authority, 13.00%,
4/01/2023
a
20,000 14,955
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/2025
a
20,000 21,394
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.25%, 10/15/2025
a
47,000 42,335
Caleres, Inc., 6.25%, 8/15/2023 6,000 5,210
Carlson Travel, Inc., 9.50%, 12/15/2024
a
10,000 5,452
Carnival Corp.
11.50%, 4/01/2023
a
105,000 114,225
10.50%, 2/01/2026
a
30,000 31,195
Carvana Co., 8.88%, 10/01/2023
a
20,000 20,873
Cedar Fair LP, 5.25%, 7/15/2029 15,000 14,180
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 57,000 55,750
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC, 5.38%, 4/15/2027 50,000 48,493
Century Communities, Inc.
5.88%, 7/15/2025 37,000 38,379
6.75%, 6/01/2027 36,000 38,537
Churchill Downs, Inc.
5.50%, 4/01/2027
a
35,000 36,655
4.75%, 1/15/2028
a
35,000 35,686
Cinemark USA, Inc.
5.13%, 12/15/2022 10,000 8,791
4.88%, 6/01/2023 15,000 12,899
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
a
55,000 58,868
8.50%, 5/15/2027
a
75,000 78,946
Colt Merger Sub, Inc.
5.75%, 7/01/2025
a
30,000 31,320
6.25%, 7/01/2025
a
90,000 93,844
8.13%, 7/01/2027
a
60,000 61,272
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
a
10,000 8,173
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
a
10,000 5,429
Core & Main Holdings LP, 8.63%, 9/15/2024
a,c
55,000 55,975
Core & Main LP, 6.13%, 8/15/2025
a
25,000 25,747
Dana Financing Luxembourg Sarl
5.75%, 4/15/2025
a
7,000 7,272
6.50%, 6/01/2026
a
7,000 7,356
Dana, Inc., 5.50%, 12/15/2024 8,000 8,216
Dealer Tire LLC / Dt Issuer LLC, 8.00%,
2/01/2028
a
40,000 39,496
Delta Air Lines, Inc.
3.63%, 3/15/2022 115,000 113,527
3.80%, 4/19/2023 20,000 18,656
2.90%, 10/28/2024 30,000 26,029
7.38%, 1/15/2026 50,000 49,567
4.38%, 4/19/2028 20,000 17,147
3.75%, 10/28/2029 25,000 20,395
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Diamond Resorts International, Inc.
7.75%, 9/01/2023
a
10,000 9,816
10.75%, 9/01/2024
a,b
10,000 8,871
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
a
5,000 3,983
eG Global Finance PLC, 6.75%, 2/07/2025
a
22,000 22,995
Enterprise Development Authority (The),
12.00%, 7/15/2024
a
15,000 14,801
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%,
4/15/2025
a
30,000 33,118
Fiat Chrysler Automobiles NV, 5.25%,
4/15/2023 37,000 39,118
FirstCash, Inc., 5.38%, 6/01/2024
a
7,000 7,182
Ford Holdings LLC, 9.30%, 3/01/2030 15,000 17,551
Ford Motor Co.
8.50%, 4/21/2023 120,000 133,243
9.00%, 4/22/2025 140,000 164,925
4.35%, 12/08/2026
b
70,000 71,037
6.63%, 10/01/2028 50,000 54,542
9.63%, 4/22/2030 25,000 32,888
7.45%, 7/16/2031 25,000 29,583
4.75%, 1/15/2043 100,000 91,270
7.40%, 11/01/2046 50,000 52,555
5.29%, 12/08/2046 75,000 71,369
9.98%, 2/15/2047 5,000 6,293
Ford Motor Credit Co. LLC
3.81%, 10/12/2021 50,000 50,564
5.60%, 1/07/2022 45,000 46,749
3.22%, 1/09/2022 10,000 9,985
3.34%, 3/28/2022 50,000 50,271
2.98%, 8/03/2022 75,000 75,646
4.25%, 9/20/2022 10,000 10,202
3.55%, 10/07/2022 50,000 50,366
3.35%, 11/01/2022 40,000 40,305
3.09%, 1/09/2023 50,000 49,812
4.14%, 2/15/2023 10,000 10,180
3.10%, 5/04/2023 50,000 49,811
3.81%, 1/09/2024 50,000 50,407
5.58%, 3/18/2024 50,000 53,101
3.66%, 9/08/2024 10,000 10,074
4.06%, 11/01/2024 60,000 61,334
4.69%, 6/09/2025 10,000 10,449
5.13%, 6/16/2025 50,000 53,200
4.13%, 8/04/2025 50,000 51,219
4.39%, 1/08/2026 50,000 51,315
4.54%, 8/01/2026 25,000 25,705
4.27%, 1/09/2027 100,000 101,663
3.82%, 11/02/2027 10,000 9,849
5.11%, 5/03/2029 90,000 96,326
Forestar Group, Inc.
8.00%, 4/15/2024
a
23,000 24,764
5.00%, 3/01/2028
a
5,000 4,969
Gamestop Corp., 10.00%, 3/15/2023
a
5,000 4,451
Gap, Inc. (The), 8.63%, 5/15/2025
a,b
36,000 39,673
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
a
22,000 17,192
Golden Nugget, Inc.
6.75%, 10/15/2024
a
45,000 31,206
8.75%, 10/01/2025
a
20,000 10,475

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 25,000 25,071
9.50%, 5/31/2025 25,000 28,226
5.00%, 5/31/2026
b
50,000 49,986
4.88%, 3/15/2027 15,000 14,822
Group 1 Automotive, Inc., 5.00%, 6/01/2022 17,000 17,000
Guitar Center, Inc., 9.50%, 10/15/2021
a
15,000 10,562
H&E Equipment Services, Inc., 5.63%,
9/01/2025 20,000 20,800
Hanesbrands, Inc.
4.63%, 5/15/2024
a
23,000 24,302
5.38%, 5/15/2025
a
20,000 21,481
4.88%, 5/15/2026
a
20,000 21,839
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/2024 105,000 106,088
5.13%, 5/01/2026 40,000 41,231
4.88%, 1/15/2030 35,000 36,786
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 13,000 13,145
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.63%, 4/01/2025 40,000 40,660
IAA, Inc., 5.50%, 6/15/2027
a
42,000 44,770
IHO Verwaltungs GmbH
4.75%, 9/15/2026
a,c
25,000 25,586
6.00%, 5/15/2027
a,c
20,000 20,753
6.38%, 5/15/2029
a,c
25,000 25,795
Installed Building Products, Inc., 5.75%,
2/01/2028
a
40,000 42,423
International Game Technology PLC
6.25%, 2/15/2022
a
25,000 26,121
6.50%, 2/15/2025
a
23,000 24,722
6.25%, 1/15/2027
a
23,000 24,490
5.25%, 1/15/2029
a
25,000 25,514
IRB Holding Corp., 6.75%, 2/15/2026
a
25,000 25,126
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
a
20,000 18,180
Jaguar Land Rover Automotive PLC, 5.63%,
2/01/2023
a,b
16,000 15,148
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
a
15,000 15,680
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
a
10,000 9,162
KAR Auction Services, Inc., 5.13%, 6/01/2025
a
45,000 45,470
KB Home
7.00%, 12/15/2021 11,000 11,548
7.50%, 9/15/2022 53,000 58,144
7.63%, 5/15/2023 21,000 23,222
6.88%, 6/15/2027 10,000 11,204
4.80%, 11/15/2029 11,000 11,426
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
5.00%, 6/01/2024
a
25,000 25,622
5.25%, 6/01/2026
a
35,000 36,638
KGA Escrow LLC, 7.50%, 8/15/2023
a
15,000 15,357
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
L Brands, Inc.
5.63%, 2/15/2022 75,000 76,550
5.63%, 10/15/2023 15,000 15,203
9.38%, 7/01/2025
a
15,000 16,725
6.69%, 1/15/2027 5,000 4,856
5.25%, 2/01/2028 45,000 41,809
7.50%, 6/15/2029 15,000 15,413
6.95%, 3/01/2033
b
15,000 13,022
6.88%, 11/01/2035 25,000 23,941
6.75%, 7/01/2036 15,000 14,458
7.60%, 7/15/2037 15,000 13,030
Lennar Corp.
5.38%, 10/01/2022 26,000 27,691
4.75%, 11/15/2022 25,000 26,362
4.88%, 12/15/2023 16,000 17,306
4.50%, 4/30/2024 25,000 27,014
4.75%, 5/30/2025 20,000 22,139
5.25%, 6/01/2026 15,000 16,800
5.00%, 6/15/2027 15,000 16,882
4.75%, 11/29/2027 30,000 34,210
Levi Strauss & Co., 5.00%, 5/01/2025
a
30,000 30,612
LGI Homes, Inc., 6.88%, 7/15/2026
a
37,000 39,412
Lions Gate Capital Holdings LLC
6.38%, 2/01/2024
a
21,000 21,192
5.88%, 11/01/2024
a
28,000 27,957
Lithia Motors, Inc., 4.63%, 12/15/2027
a
7,000 7,453
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
a
15,000 14,184
5.63%, 3/15/2026
a
11,000 10,473
6.50%, 5/15/2027
a
30,000 32,259
4.75%, 10/15/2027
a
25,000 23,105
LTF Merger Sub, Inc., 8.50%, 6/15/2023
a
20,000 16,693
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 10,354
4.95%, 2/01/2028 8,000 8,255
Macy's Retail Holdings LLC
6.38%, 3/15/2037 50,000 33,555
4.30%, 2/15/2043 45,000 27,581
Macy's Retail Holdings, Inc.
3.88%, 1/15/2022 30,000 28,187
2.88%, 2/15/2023 20,000 16,834
3.63%, 6/01/2024
b
30,000 23,407
5.13%, 1/15/2042 10,000 6,256
Marriott Ownership Resorts, Inc., 4.75%,
1/15/2028
a
15,000 13,835
Marriott Ownership Resorts, Inc. / ILG LLC,
6.50%, 9/15/2026 35,000 36,146
Mattamy Group Corp., 4.63%, 3/01/2030
a
23,000 23,425
Mattel, Inc.
3.15%, 3/15/2023 7,000 6,876
6.75%, 12/31/2025
a,b
40,000 42,694
5.88%, 12/15/2027
a
20,000 21,625
6.20%, 10/01/2040 15,000 13,893
MDC Holdings, Inc., 6.00%, 1/15/2043 10,000 11,549
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
a
15,000 15,291
5.38%, 12/04/2029
a
40,000 39,809

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Meritage Homes Corp.
7.00%, 4/01/2022 29,000 31,354
6.00%, 6/01/2025 12,000 13,515
Meritor, Inc.
6.25%, 2/15/2024 12,000 12,265
6.25%, 6/01/2025
a
10,000 10,591
Merlin Entertainments Ltd., 5.75%, 6/15/2026
a
25,000 23,775
MGM China Holdings Ltd., 5.38%, 5/15/2024
a
25,000 25,606
MGM Resorts International
7.75%, 3/15/2022 33,000 35,087
6.00%, 3/15/2023 23,000 24,074
6.75%, 5/01/2025 20,000 20,753
5.75%, 6/15/2025 55,000 56,839
5.50%, 4/15/2027 15,000 15,062
Michael Kors USA, Inc., 4.25%, 11/01/2024
a
20,000 18,974
Michaels Stores, Inc., 8.00%, 7/15/2027
a
15,000 14,164
Motion Bondco DAC, 6.63%, 11/15/2027
a
10,000 8,737
Murphy Oil USA, Inc.
5.63%, 5/01/2027 27,000 28,697
4.75%, 9/15/2029 20,000 21,172
Navistar International Corp.
9.50%, 5/01/2025
a
20,000 22,831
6.63%, 11/01/2025
a
12,000 12,297
NCL Corp. Ltd.
12.25%, 5/15/2024
a
20,000 21,754
3.63%, 12/15/2024
a
10,000 6,594
10.25%, 2/01/2026
a
50,000 49,757
New Home Co., Inc. (The), 7.25%, 4/01/2022 25,000 23,411
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,215
4.35%, 4/01/2023 30,000 31,891
4.70%, 4/01/2026 40,000 43,347
5.88%, 4/01/2036 16,000 18,028
6.00%, 4/01/2046 26,000 28,666
Penn National Gaming, Inc., 5.63%, 1/15/2027
a,b
40,000 39,542
Penske Automotive Group, Inc.
5.75%, 10/01/2022 12,000 12,139
5.38%, 12/01/2024 55,000 56,330
5.50%, 5/15/2026 16,000 16,722
Performance Food Group, Inc.
5.50%, 6/01/2024
a
60,000 60,512
5.50%, 10/15/2027
a
35,000 36,098
PetSmart, Inc.
7.13%, 3/15/2023
a
45,000 45,436
5.88%, 6/01/2025
a
30,000 30,835
8.88%, 6/01/2025
a
20,000 20,839
Powdr Corp., 6.00%, 8/01/2025
a
10,000 10,304
PulteGroup, Inc.
5.50%, 3/01/2026 20,000 23,118
5.00%, 1/15/2027 15,000 17,180
7.88%, 6/15/2032 10,000 13,239
6.38%, 5/15/2033 11,000 13,668
6.00%, 2/15/2035 6,000 7,105
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
QVC, Inc.
5.13%, 7/02/2022 20,000 20,848
4.38%, 3/15/2023 25,000 26,095
4.85%, 4/01/2024 20,000 21,008
4.45%, 2/15/2025 20,000 20,605
4.75%, 2/15/2027 20,000 20,445
5.45%, 8/15/2034 15,000 14,344
5.95%, 3/15/2043 20,000 18,938
Reliance Intermediate Holdings LP, 6.50%,
4/01/2023
a
3,000 3,030
Resideo Funding, Inc., 6.13%, 11/01/2026
a
60,000 60,890
Rite AID Corp.
7.50%, 7/01/2025
a
70,000 71,215
7.70%, 2/15/2027 10,000 8,530
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 25,000 21,220
9.13%, 6/15/2023
a
25,000 25,475
7.50%, 10/15/2027 15,000 12,510
3.70%, 3/15/2028 20,000 14,007
Sabre Glbl, Inc., 9.25%, 4/15/2025
a
35,000 38,523
Sabre GLBL, Inc.
5.38%, 4/15/2023
a
15,000 14,720
5.25%, 11/15/2023
a
28,000 27,485
Sally Holdings LLC / Sally Capital, Inc., 5.50%,
11/01/2023
b
52,000 52,338
Scientific Games International, Inc.
5.00%, 10/15/2025
a
37,000 36,717
8.25%, 3/15/2026
a
25,000 24,966
7.00%, 5/15/2028
a
11,000 10,175
7.25%, 11/15/2029
a
10,000 9,241
Scotts Miracle-GRO Co. (The), 5.25%,
12/15/2026 35,000 37,505
Seaworld Parks & Entertainment, Inc., 9.50%,
8/01/2025
a
145,000 147,501
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
a
20,000 20,519
Six Flags Entertainment Corp.
4.88%, 7/31/2024
a
25,000 23,895
5.50%, 4/15/2027
a,b
15,000 14,176
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
a
35,000 37,563
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
a
11,000 10,018
SRS Distribution, Inc., 8.25%, 7/01/2026
a,b
15,000 15,600
Staples, Inc.
7.50%, 4/15/2026
a
75,000 65,812
10.75%, 4/15/2027
a
25,000 16,182
Stars Group Holdings BV / Stars Group US Co.-
Borrower LLC, 7.00%, 7/15/2026
a
36,000 38,905
Station Casinos LLC
5.00%, 10/01/2025
a
25,000 23,636
4.50%, 2/15/2028
a
25,000 22,371
Studio City Finance Ltd.
6.00%, 7/15/2025
a
10,000 10,233
6.50%, 1/15/2028
a
10,000 10,403
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.50%, 6/01/2024 12,000 12,218
5.75%, 3/01/2025 5,000 5,095
5.88%, 3/01/2027 20,000 20,312

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
a
15,000 14,304
Superior Plus LP / Superior General Partner,
Inc., 7.00%, 7/15/2026
a
15,000 15,864
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
a
15,000 16,308
5.75%, 1/15/2028
a
15,000 16,838
5.13%, 8/01/2030
a
40,000 43,874
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
a
30,000 31,603
5.63%, 3/01/2024
a
13,000 13,715
Tempur Sealy International, Inc., 5.50%,
6/15/2026 35,000 36,675
Tenneco, Inc.
5.38%, 12/15/2024 5,000 3,349
5.00%, 7/15/2026 10,000 6,797
Tesla, Inc., 5.30%, 8/15/2025
a
60,000 62,062
Titan International, Inc., 6.50%, 11/30/2023 5,000 3,328
Toll Brothers Finance Corp.
5.88%, 2/15/2022 7,000 7,352
5.63%, 1/15/2024 7,000 7,648
4.88%, 3/15/2027 13,000 14,547
TRI Pointe Group, Inc.
5.25%, 6/01/2027 15,000 15,767
5.70%, 6/15/2028 51,000 56,179
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 15,000 16,228
Truck Hero, Inc., 8.50%, 4/21/2024
a
15,000 15,584
UAL 2007-1 Pass-Through Trust, Series 071A,
6.64%, 7/02/2022 14,217 12,476
Under Armour, Inc., 3.25%, 6/15/2026
b
20,000 18,669
United Airlines Holdings, Inc.
4.25%, 10/01/2022
b
10,000 8,911
5.00%, 2/01/2024
b
10,000 8,374
4.88%, 1/15/2025 10,000 8,172
Viking Cruises Ltd.
6.25%, 5/15/2025
a
10,000 6,522
13.00%, 5/15/2025
a
45,000 48,962
5.88%, 9/15/2027
a
30,000 19,525
Vista Outdoor, Inc., 5.88%, 10/01/2023 25,000 24,913
VOC Escrow Ltd., 5.00%, 2/15/2028
a
25,000 20,371
Wabash National Corp., 5.50%, 10/01/2025
a
8,000 7,750
William Carter Co. (The), 5.63%, 3/15/2027
a
35,000 37,447
Williams Scotsman International, Inc., 6.88%,
8/15/2023
a
23,000 23,832
Winnebago Industries, Inc., 6.25%, 7/15/2028
a
10,000 10,621
WMG Acquisition Corp., 5.50%, 4/15/2026
a
15,000 15,659
Wolverine Escrow LLC
8.50%, 11/15/2024
a
20,000 14,367
9.00%, 11/15/2026
a
30,000 21,712
13.13%, 11/15/2027
a
20,000 13,863
Wolverine World Wide, Inc., 6.38%, 5/15/2025
a
40,000 42,270
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.0% (continued)
Wyndham Destinations, Inc.
4.25%, 3/01/2022 17,000 16,954
3.90%, 3/01/2023 10,000 9,808
5.40%, 4/01/2024 7,000 7,009
6.35%, 10/01/2025 10,000 10,455
6.63%, 7/31/2026
a
25,000 25,976
5.75%, 4/01/2027 11,000 10,871
4.63%, 3/01/2030
a
12,000 11,041
Wyndham Hotels & Resorts, Inc., 5.38%,
4/15/2026
a
21,000 21,426
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
4.25%, 5/30/2023
a
70,000 65,725
5.50%, 3/01/2025
a
45,000 42,304
5.25%, 5/15/2027
a
25,000 22,302
Wynn Macau Ltd., 5.13%, 12/15/2029
a
50,000 48,810
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp., 5.13%, 10/01/2029
a
20,000 19,258
Yum! Brands, Inc.
3.88%, 11/01/2023 7,000 7,269
7.75%, 4/01/2025
a
35,000 39,235
4.75%, 1/15/2030
a
25,000 27,110
6.88%, 11/15/2037 5,000 5,840
5.35%, 11/01/2043 5,000 5,254
ZF North America Capital, Inc.
4.50%, 4/29/2022
a
20,000 20,953
4.75%, 4/29/2025
a
27,000 28,605
9,850,031
Consumer, Non-cyclical – 17.6%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023 15,000 15,229
6.50%, 3/01/2024 23,000 23,745
Adani Abbot Point Terminal Pty Ltd., 4.45%,
12/15/2022
a
21,000 18,760
Adapthealth LLC, 6.13%, 8/01/2028
a
10,000 10,427
ADT Security Corp. (The)
6.25%, 10/15/2021 27,000 28,354
3.50%, 7/15/2022 30,000 30,831
4.13%, 6/15/2023 23,000 24,106
4.88%, 7/15/2032
a
15,000 15,079
Ahern Rentals, Inc., 7.38%, 5/15/2023
a
25,000 11,116
AHP Health Partners, Inc., 9.75%, 7/15/2026
a,b
20,000 21,290
Air Medical Group Holdings, Inc., 6.38%,
5/15/2023
a
25,000 23,839
Air Methods Corp., 8.00%, 5/15/2025
a
15,000 10,489
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.50%, 2/15/2023
a
25,000 25,553
6.63%, 6/15/2024 35,000 36,402
5.75%, 3/15/2025 50,000 51,654
7.50%, 3/15/2026
a
43,000 48,430
4.63%, 1/15/2027
a
35,000 37,210
4.88%, 2/15/2030
a
25,000 26,960
Algeco Global Finance PLC, 8.00%, 2/15/2023
a
20,000 20,075
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
a
90,000 96,321
9.75%, 7/15/2027
a
28,000 31,082

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 17.6% (continued)
AMN Healthcare, Inc.
5.13%, 10/01/2024
a
35,000 35,525
4.63%, 10/01/2027
a
15,000 14,919
Aptim Corp., 7.75%, 6/15/2025
a
15,000 5,902
APX Group, Inc.
7.88%, 12/01/2022 20,000 20,237
7.63%, 9/01/2023
b
65,000 62,106
6.75%, 2/15/2027
a
20,000 19,928
ASGN, Inc., 4.63%, 5/15/2028
a
40,000 40,883
Atento Luxco 1 SA, 6.13%, 8/10/2022
a
15,000 13,902
Avantor Funding, Inc., 4.63%, 7/15/2028
a
55,000 58,384
Avantor, Inc., 6.00%, 10/01/2024
a
35,000 36,836
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
6.38%, 4/01/2024
a
10,000 9,628
5.25%, 3/15/2025
a
51,000 48,679
Avon International Capital PLC, 6.50%,
8/15/2022
a
33,000 32,808
Avon International Operations, Inc., 7.88%,
8/15/2022
a
25,000 25,182
Avon Products, Inc., 7.00%, 3/15/2023
b
8,000 8,206
B&G Foods, Inc., 5.25%, 9/15/2027 32,000 34,001
Bausch Health Americas, Inc.
9.25%, 4/01/2026
a
53,000 59,666
8.50%, 1/31/2027
a
60,000 67,089
Bausch Health Cos., Inc.
5.50%, 3/01/2023
a
10,000 10,003
7.00%, 3/15/2024
a
45,000 47,082
6.13%, 4/15/2025
a
110,000 113,652
5.50%, 11/01/2025
a
30,000 31,120
9.00%, 12/15/2025
a
45,000 49,899
7.00%, 1/15/2028
a
28,000 30,504
5.00%, 1/30/2028
a
45,000 45,199
6.25%, 2/15/2029
a
55,000 58,471
7.25%, 5/30/2029
a
27,000 29,883
5.25%, 1/30/2030
a
45,000 45,948
Brink's Co. (The), 4.63%, 10/15/2027
a
70,000 71,391
Capitol Investment Merger Sub 2 LLC, 10.00%,
8/01/2024
a,b
15,000 15,496
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%,
5/01/2025
a,b
22,000 22,040
Carriage Services, Inc., 6.63%, 6/01/2026
a
10,000 10,596
Catalent Pharma Solutions, Inc., 5.00%,
7/15/2027
a
20,000 21,274
Centene Corp.
4.75%, 1/15/2025 35,000 36,236
5.25%, 4/01/2025
a
60,000 62,568
5.38%, 6/01/2026
a
85,000 90,847
5.38%, 8/15/2026
a
50,000 53,480
4.25%, 12/15/2027 110,000 117,157
4.63%, 12/15/2029 140,000 156,351
3.38%, 2/15/2030 75,000 79,387
Central Garden & Pet Co.
6.13%, 11/15/2023 7,000 7,201
5.13%, 2/01/2028 5,000 5,280
Charles River Laboratories International, Inc.
5.50%, 4/01/2026
a
20,000 21,139
4.25%, 5/01/2028
a
50,000 52,908
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 17.6% (continued)
CHS/Community Health Systems, Inc.
6.25%, 3/31/2023 105,000 106,019
8.63%, 1/15/2024
a
50,000 51,579
8.13%, 6/30/2024
a
25,000 15,966
6.63%, 2/15/2025
a
50,000 50,551
8.00%, 3/15/2026
a
70,000 71,618
8.00%, 12/15/2027
a
15,000 15,165
6.88%, 4/01/2028
a
45,000 15,904
Clearwater Seafoods, Inc., 6.88%, 5/01/2025
a
15,000 15,228
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
a
60,000 60,095
Cott Holdings, Inc., 5.50%, 4/01/2025
a
45,000 46,701
Coty, Inc., 6.50%, 4/15/2026
a
40,000 31,150
Darling Ingredients, Inc., 5.25%, 4/15/2027
a
8,000 8,527
Davita, Inc.
5.00%, 5/01/2025 35,000 36,023
4.63%, 6/01/2030
a
70,000 74,539
Del Monte Foods, Inc., 11.88%, 5/15/2025
a
30,000 32,013
Edgewell Personal Care Co.
4.70%, 5/24/2022 20,000 21,191
5.50%, 6/01/2028
a
70,000 75,756
Elanco Animal Health, Inc.
4.66%, 8/27/2021 10,000 10,402
5.02%, 8/28/2023 42,000 46,681
5.65%, 8/28/2028 32,000 37,186
Encompass Health Corp.
5.13%, 3/15/2023 6,000 6,062
5.75%, 11/01/2024 20,000 20,271
5.75%, 9/15/2025 20,000 20,684
4.50%, 2/01/2028 20,000 21,008
4.75%, 2/01/2030 40,000 42,261
ENDO Dac / ENDO Finance LLC / ENDO Finco,
Inc., 9.50%, 7/31/2027
a
55,000 59,383
ENDO Finance LLC, 5.75%, 1/15/2022
a
10,000 9,118
Envision Healthcare Corp., 8.75%,
10/15/2026
a,b
25,000 10,146
Fresh Market, Inc. (The), 9.75%, 5/01/2023
a
30,000 24,560
Garda World Security Corp.
4.63%, 2/15/2027
a
15,000 15,429
9.50%, 11/01/2027
a
15,000 16,335
Graham Holdings Co., 5.75%, 6/01/2026
a
11,000 11,674
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
a
15,000 13,746
HCA, Inc.
5.88%, 5/01/2023 43,000 47,301
8.36%, 4/15/2024 6,000 6,864
5.38%, 2/01/2025 63,000 71,334
5.88%, 2/15/2026 42,000 49,193
5.38%, 9/01/2026 35,000 40,256
7.05%, 12/01/2027 5,000 5,742
5.63%, 9/01/2028 65,000 77,553
5.88%, 2/01/2029 25,000 30,469
3.50%, 9/01/2030 65,000 68,477
7.50%, 11/15/2095 20,000 24,508
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
a,b
40,000 43,501
Herc Holdings, Inc., 5.50%, 7/15/2027
a
55,000 58,294
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
a
15,000 14,244

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 17.6% (continued)
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025
a
55,000 56,971
4.38%, 9/15/2027
a
25,000 26,421
Hlf Financing Sarl LLC / Herbalife International,
Inc., 7.25%, 8/15/2026
a
60,000 63,037
Hologic, Inc., 4.38%, 10/15/2025
a
30,000 30,829
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
a
37,000 40,254
Immucor, Inc., 11.13%, 2/15/2022
a
15,000 15,043
Ingles Markets, Inc., 5.75%, 6/15/2023 31,000 31,388
IQVIA, Inc.
5.00%, 10/15/2026
a
50,000 52,529
5.00%, 5/15/2027
a
50,000 53,425
Jaguar Holding Co. II / Ppd Development LP,
5.00%, 6/15/2028
a
40,000 42,609
JBS Investments II GmbH, 7.00%, 1/15/2026
a
46,000 49,694
JBS USA Lux SA / JBS USA Finance, Inc., 5.75%,
6/15/2025
a
65,000 66,974
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
a
45,000 50,295
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
a
35,000 39,511
5.50%, 1/15/2030
a
55,000 60,785
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
a
10,000 10,748
Korn Ferry, 4.63%, 12/15/2027
a
15,000 15,381
Kraft Heinz Foods Co.
3.50%, 6/06/2022 15,000 15,837
4.00%, 6/15/2023 20,000 21,587
3.95%, 7/15/2025 63,000 69,298
3.00%, 6/01/2026 73,000 77,164
3.88%, 5/15/2027
a
30,000 32,310
4.63%, 1/30/2029 40,000 45,536
3.75%, 4/01/2030
a
45,000 48,644
4.25%, 3/01/2031
a
30,000 33,068
6.75%, 3/15/2032 5,000 6,615
5.00%, 7/15/2035 25,000 29,280
6.88%, 1/26/2039 23,000 31,178
7.13%, 8/01/2039
a
25,000 33,895
4.63%, 10/01/2039
a
40,000 41,933
6.50%, 2/09/2040 25,000 31,541
5.00%, 6/04/2042 70,000 78,590
5.20%, 7/15/2045 95,000 109,124
4.38%, 6/01/2046 140,000 145,730
4.88%, 10/01/2049
a
70,000 76,928
5.50%, 6/01/2050
a
20,000 23,546
Kronos Acquisition Holdings, Inc., 9.00%,
8/15/2023
a
45,000 45,786
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
a
30,000 31,434
4.88%, 11/01/2026
a
30,000 31,573
LifePoint Health, Inc., 4.38%, 2/15/2027
a
20,000 20,428
Magellan Health, Inc., 4.90%, 9/22/2024 26,000 26,823
Mednax, Inc., 5.25%, 12/01/2023
a
25,000 25,384
MEDNAX, Inc., 6.25%, 1/15/2027
a
52,000 54,870
Molina Healthcare, Inc.
5.38%, 11/15/2022 45,000 47,462
4.88%, 6/15/2025
a
20,000 20,475
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 17.6% (continued)
MPH Acquisition Holdings LLC, 7.13%,
6/01/2024
a,b
40,000 41,035
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/2021
a
45,000 45,118
5.00%, 2/01/2025
a
18,000 18,528
Nielsen Finance LLC / Nielsen Finance Co.,
5.00%, 4/15/2022
a
20,000 20,088
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA, 7.25%, 2/01/2028
a
21,000 22,012
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
a
33,000 35,117
Pilgrim's Pride Corp.
5.75%, 3/15/2025
a
80,000 82,245
5.88%, 9/30/2027
a
20,000 21,165
Polaris Intermediate Corp., 8.50%,
12/01/2022
a,c
49,000 49,905
Post Holdings, Inc.
5.00%, 8/15/2026
a
70,000 73,334
5.75%, 3/01/2027
a
60,000 63,893
5.63%, 1/15/2028
a
40,000 43,748
5.50%, 12/15/2029
a
25,000 27,435
4.63%, 4/15/2030
a
35,000 36,817
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
a
20,000 21,500
5.75%, 4/15/2026
a
35,000 38,866
6.25%, 1/15/2028
a
35,000 36,486
Radiology Partners, Inc., 9.25%, 2/01/2028
a
20,000 20,084
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026
a
55,000 59,399
8.25%, 11/15/2026
a
53,000 58,494
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
a
36,000 39,919
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
a
37,000 38,342
Safeway, Inc., 7.25%, 2/01/2031 10,000 11,089
Select Medical Corp., 6.25%, 8/15/2026
a
56,000 60,328
Service Corp. International
8.00%, 11/15/2021 5,000 5,323
5.38%, 5/15/2024 5,000 5,112
4.63%, 12/15/2027 20,000 21,406
5.13%, 6/01/2029 28,000 31,090
ServiceMaster Co. LLC (The), 5.13%,
11/15/2024
a
70,000 72,101
Sigma Holdco BV, 7.88%, 5/15/2026
a
25,000 25,180
Simmons Foods, Inc., 5.75%, 11/01/2024
a
65,000 65,331
Sotheby's, 7.38%, 10/15/2027
a,b
20,000 20,221
Spectrum Brands, Inc.
5.75%, 7/15/2025 25,000 25,865
5.00%, 10/01/2029
a
15,000 15,394
5.50%, 7/15/2030
a
10,000 10,404
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
a,b
5,000 4,810
10.00%, 4/15/2027
a,b
15,000 15,920
Team Health Holdings, Inc., 6.38%, 2/01/2025
a,b
20,000 11,700
Teleflex, Inc.
4.88%, 6/01/2026 16,000 16,800
4.63%, 11/15/2027 40,000 43,242

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 17.6% (continued)
Tenet Healthcare Corp.
8.13%, 4/01/2022 116,000 125,283
6.75%, 6/15/2023 51,000 53,814
4.63%, 7/15/2024 42,000 42,897
4.63%, 9/01/2024
a
45,000 46,327
5.13%, 5/01/2025 26,000 26,771
7.00%, 8/01/2025
b
11,000 11,382
4.88%, 1/01/2026
a
95,000 99,328
6.25%, 2/01/2027
a
75,000 79,620
5.13%, 11/01/2027
a
67,000 71,074
6.88%, 11/15/2031 21,000 20,156
Tms International Holding Corp., 7.25%,
8/15/2025
a
25,000 21,080
TreeHouse Foods, Inc., 6.00%, 2/15/2024
a
45,000 46,369
United Rentals North America, Inc.
5.50%, 7/15/2025 17,000 17,512
4.63%, 10/15/2025 25,000 25,710
5.88%, 9/15/2026 62,000 66,140
6.50%, 12/15/2026 6,000 6,632
5.50%, 5/15/2027 54,000 58,137
3.88%, 11/15/2027 25,000 26,260
4.88%, 1/15/2028 80,000 85,901
5.25%, 1/15/2030 25,000 27,367
4.00%, 7/15/2030 40,000 41,327
US Foods, Inc.
5.88%, 6/15/2024
a
20,000 19,981
6.25%, 4/15/2025
a
55,000 58,996
US Renal Care, Inc., 10.63%, 7/15/2027
a
35,000 37,348
Vector Group Ltd., 6.13%, 2/01/2025
a
30,000 29,804
Verscend Escrow Corp., 9.75%, 8/15/2026
a
35,000 38,797
WEX, Inc., 4.75%, 2/01/2023
a
6,000 6,018
WW International, Inc., 8.63%, 12/01/2025
a
21,000 22,146
8,645,608
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
a
23,000 21,776
VistaJet Malta Finance PLC / XO Management
Holding, Inc., 10.50%, 6/01/2024
a
27,000 24,300
46,076
Energy – 11.9%
AI Candelaria Spain SLU, 7.50%, 12/15/2028
a
21,000 22,314
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
a
10,000 6,997
American Midstream Partners LP / American
Midstream Finance Corp., 9.50%,
12/15/2021
a
10,000 9,299
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.38%, 9/15/2024 15,000 13,621
5.75%, 3/01/2027
a
15,000 13,104
5.75%, 1/15/2028
a
15,000 12,947
Antero Resources Corp.
5.38%, 11/01/2021
b
20,000 19,150
5.13%, 12/01/2022 30,000 23,980
5.63%, 6/01/2023
b
25,000 17,933
5.00%, 3/01/2025
b
20,000 12,678
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
Apache Corp.
3.25%, 4/15/2022 15,000 15,084
4.38%, 10/15/2028
b
60,000 59,910
4.25%, 1/15/2030 50,000 48,177
6.00%, 1/15/2037 20,000 20,685
5.10%, 9/01/2040 55,000 53,362
5.25%, 2/01/2042 45,000 43,370
4.75%, 4/15/2043 50,000 47,599
4.25%, 1/15/2044 60,000 53,700
5.35%, 7/01/2049 15,000 14,487
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
a
10,000 10,229
6.25%, 4/01/2028
a
15,000 15,266
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
10.00%, 4/01/2022
a
35,000 28,949
7.00%, 11/01/2026
a
20,000 12,833
Baytex Energy Corp.
5.63%, 6/01/2024
a
5,000 3,058
8.75%, 4/01/2027
a
15,000 7,761
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
a
25,000 19,886
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
6.13%, 11/15/2022
a
25,000 24,808
6.63%, 7/15/2026
a
10,000 8,769
Buckeye Partners LP
4.15%, 7/01/2023 20,000 20,355
4.35%, 10/15/2024 15,000 15,023
4.13%, 3/01/2025
a
15,000 15,085
3.95%, 12/01/2026 26,000 26,057
4.50%, 3/01/2028
a
15,000 15,001
5.85%, 11/15/2043 26,000 23,935
5.60%, 10/15/2044 25,000 22,381
6.38%, 1/22/2078 10,000 7,100
Callon Petroleum Co., 6.13%, 10/01/2024 20,000 6,087
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.63%, 1/15/2022 10,000 10,111
7.75%, 4/15/2023 20,000 18,597
11.00%, 4/15/2025
a
10,000 9,741
Cenovus Energy, Inc.
3.00%, 8/15/2022 15,000 15,131
3.80%, 9/15/2023 15,000 15,029
4.25%, 4/15/2027
b
21,000 19,859
5.25%, 6/15/2037 15,000 13,761
6.75%, 11/15/2039 35,000 36,443
5.40%, 6/15/2047 60,000 54,000
Centennial Resource Production LLC, 6.88%,
4/01/2027
a
10,000 4,492
Championx Corp., 6.38%, 5/01/2026 10,000 9,376
Cheniere Energy Partners LP
5.25%, 10/01/2025 65,000 66,640
5.63%, 10/01/2026 41,000 43,331
4.50%, 10/01/2029 75,000 79,442
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
a
15,000 14,632
CNX Resources Corp.
5.88%, 4/15/2022 10,000 9,940
7.25%, 3/14/2027
a
65,000 63,724

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
Comstock Resources, Inc.
7.50%, 5/15/2025
a
35,000 33,197
9.75%, 8/15/2026 35,000 34,982
9.75%, 8/15/2026 14,000 13,964
Continental Resources, Inc.
5.00%, 9/15/2022 35,000 34,990
4.50%, 4/15/2023 60,000 60,008
3.80%, 6/01/2024 20,000 19,361
4.38%, 1/15/2028
b
20,000 18,659
4.90%, 6/01/2044 80,000 68,873
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
6.25%, 4/01/2023 15,000 14,521
5.75%, 4/01/2025 15,000 14,315
5.63%, 5/01/2027
a
30,000 28,022
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
a
45,000 44,186
CVR Energy, Inc.
5.25%, 2/15/2025
a
25,000 22,902
5.75%, 2/15/2028
a
10,000 8,890
DCP Midstream Operating LP
4.95%, 4/01/2022 25,000 25,464
5.38%, 7/15/2025 20,000 21,086
5.13%, 5/15/2029 20,000 20,090
8.13%, 8/16/2030 15,000 17,557
6.45%, 11/03/2036
a
15,000 14,173
6.75%, 9/15/2037
a
15,000 14,312
5.85%, 5/21/2043
a
15,000 11,499
Delek Logistics Partners LP / Delek Logistics
Finance Corp., 6.75%, 5/15/2025 5,000 4,446
Endeavor Energy Resources LP / EER Finance,
Inc.
5.50%, 1/30/2026
a
20,000 20,334
5.75%, 1/30/2028
a
30,000 31,007
Energy Ventures Gom LLC / EnVen Finance
Corp., 11.00%, 2/15/2023
a
5,000 4,209
Enlink Midstream LLC, 5.38%, 6/01/2029 15,000 11,926
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 8,601
4.15%, 6/01/2025 15,000 12,015
4.85%, 7/15/2026 25,000 19,383
Ensign Drilling, Inc., 9.25%, 4/15/2024
a
15,000 6,009
EQM Midstream Partners LP
4.75%, 7/15/2023 30,000 30,459
4.00%, 8/01/2024 25,000 24,923
6.00%, 7/01/2025
a
20,000 21,141
4.13%, 12/01/2026 30,000 29,190
6.50%, 7/01/2027
a
30,000 33,053
5.50%, 7/15/2028 35,000 36,313
EQT Corp.
4.88%, 11/15/2021 25,000 25,320
3.00%, 10/01/2022
b
40,000 39,732
7.88%, 2/01/2025
b
35,000 38,439
3.90%, 10/01/2027 70,000 66,013
8.75%, 2/01/2030 45,000 52,152
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 20,000 16,910
FTS International, Inc., 6.25%, 5/01/2022 12,000 3,387
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 13,000 12,083
6.50%, 10/01/2025 13,000 12,041
6.25%, 5/15/2026 5,000 4,688
7.75%, 2/01/2028 24,000 23,134
Global Marine, Inc., 7.00%, 6/01/2028 6,000 2,537
Global Partners LP / GLP Finance Corp.
7.00%, 6/15/2023 7,000 6,890
7.00%, 8/01/2027 10,000 9,678
Gulfport Energy Corp.
6.00%, 10/15/2024 20,000 10,509
6.38%, 5/15/2025
b
10,000 4,866
6.38%, 1/15/2026 10,000 4,904
Hess Midstream Operations LP
5.63%, 2/15/2026
a
25,000 25,965
5.13%, 6/15/2028
a
20,000 20,332
HighPoint Operating Corp.
7.00%, 10/15/2022 11,000 2,768
8.75%, 6/15/2025 10,000 2,497
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/2024
a
10,000 9,512
5.75%, 10/01/2025
a
10,000 9,494
6.25%, 11/01/2028
a
75,000 69,571
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
a
25,000 24,538
Indigo Natural Resources LLC, 6.88%,
2/15/2026
a
15,000 14,517
Ithaca Energy North Sea PLC, 9.38%,
7/15/2024
a
15,000 13,230
Laredo Petroleum, Inc.
9.50%, 1/15/2025 20,000 14,492
10.13%, 1/15/2028
b
25,000 17,703
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
a
20,000 19,259
Matador Resources Co., 5.88%, 9/15/2026 35,000 26,603
MEG Energy Corp.
7.00%, 3/31/2024
a
15,000 14,285
6.50%, 1/15/2025
a
10,000 9,830
7.13%, 2/01/2027
a
40,000 35,591
Montage Resources Corp., 8.88%, 7/15/2023 15,000 12,291
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
a
15,000 8,543
10.50%, 5/15/2027
a
10,000 6,184
Murphy Oil Corp.
4.95%, 12/01/2022 10,000 9,827
6.88%, 8/15/2024 10,000 10,027
5.75%, 8/15/2025 12,000 11,301
6.38%, 12/01/2042 25,000 19,926
Nabors Industries Ltd.
7.25%, 1/15/2026
a
15,000 9,651
7.50%, 1/15/2028
a
10,000 6,354
Nabors Industries, Inc.
4.63%, 9/15/2021 5,000 4,000
5.75%, 2/01/2025 15,000 5,807
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
a
7,000 6,148

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
a
20,000 17,602
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 10,000 8,051
6.13%, 3/01/2025 10,000 7,139
7.50%, 4/15/2026 15,000 10,563
Nine Energy Service, Inc., 8.75%, 11/01/2023
a
10,000 4,584
NuStar Logistics LP
4.75%, 2/01/2022 7,000 6,976
6.00%, 6/01/2026 20,000 20,495
5.63%, 4/28/2027 20,000 19,537
Occidental Petroleum Corp.
2.60%, 8/13/2021 43,000 42,649
3.13%, 2/15/2022 65,000 64,001
2.60%, 4/15/2022 35,000 33,686
2.70%, 8/15/2022 70,000 67,709
2.70%, 2/15/2023 35,000 33,620
6.95%, 7/01/2024 25,000 26,142
2.90%, 8/15/2024 110,000 103,517
3.50%, 6/15/2025 30,000 28,378
8.00%, 7/15/2025 15,000 16,416
5.55%, 3/15/2026 25,000 25,092
3.40%, 4/15/2026 35,000 31,723
3.20%, 8/15/2026 35,000 31,877
3.00%, 2/15/2027 30,000 26,516
8.50%, 7/15/2027 15,000 16,701
3.50%, 8/15/2029 55,000 48,850
8.88%, 7/15/2030 30,000 33,784
7.50%, 5/01/2031 30,000 31,930
7.88%, 9/15/2031 15,000 16,042
6.45%, 9/15/2036 105,000 104,310
7.95%, 6/15/2039 13,000 13,056
4.30%, 8/15/2039 30,000 24,335
6.60%, 3/15/2046 70,000 68,261
4.40%, 4/15/2046 75,000 61,054
4.20%, 3/15/2048
b
35,000 28,470
4.40%, 8/15/2049 50,000 40,722
Oceaneering International, Inc.
4.65%, 11/15/2024 15,000 10,052
6.00%, 2/01/2028 10,000 6,363
Pacific Drilling SA, 8.38%, 10/01/2023
a
15,000 3,658
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
a
20,000 17,220
Parkland Corp./Canada, 6.00%, 4/01/2026
a
35,000 37,103
Parkland Fuel Corp., 5.88%, 7/15/2027
a
20,000 21,208
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 1/15/2025
a
20,000 20,550
5.25%, 8/15/2025
a
15,000 15,388
4.13%, 2/15/2028
a
15,000 14,926
Pattern Energy Group, Inc., 5.88%, 2/01/2024
a
12,000 12,365
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 50,000 38,975
5.15%, 11/15/2029 46,000 35,913
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/2025 25,000 22,621
6.00%, 2/15/2028
a
30,000 24,030
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 19,276
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
PDC Energy, Inc.
6.13%, 9/15/2024 10,000 10,098
5.75%, 5/15/2026 11,000 11,021
Peabody Energy Corp.
6.00%, 3/31/2022
a
15,000 8,960
6.38%, 3/31/2025
a
15,000 7,387
Precision Drilling Corp., 5.25%, 11/15/2024 25,000 17,550
QEP Resources, Inc.
5.38%, 10/01/2022 15,000 11,998
5.25%, 5/01/2023 20,000 13,818
5.63%, 3/01/2026 30,000 17,481
Range Resources Corp.
5.00%, 8/15/2022
b
10,000 9,634
5.00%, 3/15/2023
b
15,000 13,927
4.88%, 5/15/2025 15,000 12,544
9.25%, 2/01/2026
a
25,000 24,130
Rattler Midstream LP, 5.63%, 7/15/2025
a
15,000 15,903
Rockies Express Pipeline LLC
3.60%, 5/15/2025
a
25,000 24,236
4.95%, 7/15/2029
a
25,000 24,406
4.80%, 5/15/2030
a
35,000 33,553
7.50%, 7/15/2038
a
5,000 5,099
6.88%, 4/15/2040
a
25,000 25,278
Ruby Pipeline LLC, 7.00%, 4/01/2022
a
16,364 15,534
Sesi LLC
7.13%, 12/15/2021 25,000 9,756
7.13%, 12/15/2021
a
15,000 5,990
7.75%, 9/15/2024 10,000 3,392
Seven Generations Energy Ltd.
6.75%, 5/01/2023
a
15,000 15,299
6.88%, 6/30/2023
a
15,000 15,026
5.38%, 9/30/2025
a
20,000 18,694
SM Energy Co.
6.13%, 11/15/2022 10,000 7,499
5.00%, 1/15/2024 15,000 8,507
10.00%, 1/15/2025
a
10,000 9,875
5.63%, 6/01/2025 10,000 5,259
6.75%, 9/15/2026 15,000 7,497
6.63%, 1/15/2027 10,000 4,994
Southwestern Energy Co.
6.45%, 1/23/2025
b
26,000 24,169
7.50%, 4/01/2026 17,000 15,964
Sunoco LP / Sunoco Finance Corp.
4.88%, 1/15/2023 20,000 20,317
5.50%, 2/15/2026 20,000 20,586
5.88%, 3/15/2028 16,000 16,704
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
4.75%, 10/01/2023
a
10,000 9,666
5.50%, 9/15/2024
a
20,000 19,262
6.00%, 3/01/2027
a
20,000 18,117
5.50%, 1/15/2028
a
25,000 22,248

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.9% (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.25%, 5/01/2023 25,000 25,161
4.25%, 11/15/2023 20,000 20,120
5.13%, 2/01/2025 20,000 20,530
5.88%, 4/15/2026 30,000 32,195
5.38%, 2/01/2027 20,000 20,651
6.50%, 7/15/2027 20,000 21,448
5.00%, 1/15/2028 25,000 25,509
6.88%, 1/15/2029 20,000 22,578
5.50%, 3/01/2030
a
45,000 47,589
Teine Energy Ltd., 6.88%, 9/30/2022
a
10,000 9,874
TerraForm Power Operating LLC
5.00%, 1/31/2028
a
5,000 5,479
4.75%, 1/15/2030
a
17,000 18,490
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 15,827
Transocean Guardian Ltd., 5.88%, 1/15/2024
a
15,600 13,815
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024
a
9,750 9,259
Transocean Pontus Ltd., 6.13%, 8/01/2025
a
12,525 11,731
Transocean Poseidon Ltd., 6.88%, 2/01/2027
a
20,000 18,037
Transocean Proteus Ltd., 6.25%, 12/01/2024
a
9,750 9,099
Transocean Sentry Ltd., 5.38%, 5/15/2023
a,b
10,000 8,768
Transocean, Inc.
7.25%, 11/01/2025
a
25,000 12,223
7.50%, 1/15/2026
a
25,000 12,205
8.00%, 2/01/2027
a
25,000 12,201
7.50%, 4/15/2031 20,000 5,354
6.80%, 3/15/2038 20,000 5,111
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 12,000 12,317
6.88%, 9/01/2027 25,000 25,370
Vantage Drilling International, 9.25%,
11/15/2023
a
5,000 3,200
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.,
8.75%, 4/15/2023
a
15,000 8,701
Viper Energy Partners LP, 5.38%, 11/01/2027
a
10,000 10,516
W&T Offshore, Inc., 9.75%, 11/01/2023
a
20,000 13,310
Weatherford International Ltd., 11.00%,
12/01/2024
a
70,000 50,813
Western Midstream Operating LP
4.00%, 7/01/2022 40,000 41,309
4.10%, 2/01/2025 107,000 106,102
4.65%, 7/01/2026 17,000 17,517
4.75%, 8/15/2028 15,000 15,111
5.05%, 2/01/2030 55,000 55,587
5.45%, 4/01/2044 20,000 18,212
5.30%, 3/01/2048 25,000 22,457
5.50%, 8/15/2048 55,000 49,120
6.25%, 2/01/2050 30,000 29,549
WPX Energy, Inc.
5.25%, 9/15/2024 9,000 9,272
5.75%, 6/01/2026 10,000 10,232
5.25%, 10/15/2027 15,000 14,828
4.50%, 1/15/2030 30,000 27,955
5,822,364
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 9.6%
Acrisure LLC / Acrisure Finance, Inc.
8.13%, 2/15/2024
a
25,000 26,587
7.00%, 11/15/2025
a
80,000 80,724
10.13%, 8/01/2026
a
15,000 16,542
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
a
10,000 10,057
AG Issuer LLC, 6.25%, 3/01/2028
a
20,000 20,247
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer, 6.75%, 10/15/2027
a
40,000 42,451
Ally Financial, Inc., 5.75%, 11/20/2025 52,000 58,666
AmWINS Group, Inc., 7.75%, 7/01/2026
a
40,000 44,040
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
a
15,000 10,287
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
a
45,000 37,792
CIT Group, Inc.
5.00%, 8/15/2022 60,000 62,171
5.00%, 8/01/2023 21,000 21,957
4.75%, 2/16/2024 13,000 13,558
3.93%, 6/19/2024 40,000 40,101
5.25%, 3/07/2025 15,000 16,053
6.13%, 3/09/2028 35,000 39,676
Commerzbank AG, 8.13%, 9/19/2023
a
25,000 28,806
Compass Group Diversified Holdings LLC,
8.00%, 5/01/2026
a
10,000 10,551
Corecivic, Inc., 5.00%, 10/15/2022 10,000 9,806
CoreCivic, Inc.
4.63%, 5/01/2023
b
13,000 12,710
4.75%, 10/15/2027 10,000 8,499
Credit Acceptance Corp.
5.13%, 12/31/2024
a
23,000 23,404
6.63%, 3/15/2026 12,000 12,609
CTR Partnership LP / Caretrust Capital Corp.,
5.25%, 6/01/2025 30,000 30,603
Curo Group Holdings Corp., 8.25%, 9/01/2025
a
46,000 36,551
Deutsche Bank AG
4.50%, 4/01/2025 50,000 50,886
4.30%, 5/24/2028 50,000 48,740
Diversified Healthcare Trust
6.75%, 12/15/2021 10,000 10,100
4.75%, 2/15/2028 5,000 4,386
Dresdner Funding Trust I, 8.15%, 6/30/2031
a
50,000 70,402
Enova International, Inc.
8.50%, 9/01/2024
a
28,000 24,994
8.50%, 9/15/2025
a
12,000 10,848
ESH Hospitality, Inc.
5.25%, 5/01/2025
a
30,000 30,636
4.63%, 10/01/2027
a
75,000 72,177
Fairstone Financial, Inc., 7.88%, 7/15/2024
a
36,000 36,456
FelCor Lodging LP, 6.00%, 6/01/2025 15,000 14,848
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
a
12,000 11,641
Freedom Mortgage Corp.
10.75%, 4/01/2024
a
15,000 15,601
8.13%, 11/15/2024
a
15,000 14,840
FS Energy & Power Fund, 7.50%, 8/15/2023
a
27,000 23,795

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 9.6% (continued)
Genworth Holdings, Inc.
7.63%, 9/24/2021
b
15,000 15,032
Series ., 4.90%, 8/15/2023 33,000 29,375
6.50%, 6/15/2034 10,000 8,256
GEO Group, Inc. (The)
5.88%, 1/15/2022 10,000 9,462
5.13%, 4/01/2023 25,000 21,600
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
a,c
50,000 31,120
Goeasy Ltd., 5.38%, 12/01/2024
a
35,000 36,290
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
a
20,000 20,289
GTCR AP Finance, Inc., 8.00%, 5/15/2027
a
15,000 15,886
HAT Holdings I LLC / HAT Holdings II LLC,
5.25%, 7/15/2024
a
45,000 46,808
HUB International Ltd., 7.00%, 5/01/2026
a
102,000 108,413
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.75%, 2/01/2024 15,000 15,454
4.75%, 9/15/2024 55,000 56,090
6.25%, 5/15/2026 40,000 42,211
5.25%, 5/15/2027 30,000 31,583
Intesa Sanpaolo SpA
5.02%, 6/26/2024
a
151,000 160,432
5.71%, 1/15/2026
a
35,000 38,083
Iron Mountain US Holdings, Inc., 5.38%,
6/01/2026
a
46,000 47,947
Iron Mountain, Inc.
4.88%, 9/15/2027
a
61,000 63,370
4.88%, 9/15/2029
a
41,000 42,598
5.25%, 7/15/2030
a
45,000 47,097
iStar, Inc.
5.25%, 9/15/2022 20,000 20,028
4.25%, 8/01/2025 22,000 21,158
Kennedy-Wilson, Inc., 5.88%, 4/01/2024 85,000 85,273
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.88%, 8/01/2021
a
5,000 4,934
5.25%, 3/15/2022
a
19,000 18,600
5.25%, 10/01/2025
a
15,000 13,646
LPL Holdings, Inc.
5.75%, 9/15/2025
a
50,000 52,146
4.63%, 11/15/2027
a
31,000 32,160
Mack-Cali Realty LP, 4.50%, 4/18/2022 5,000 4,869
MGIC Investment Corp., 5.75%, 8/15/2023 58,000 60,661
MGM Growth Properties Operating Partnership
LP / Mgp Finance Co.-Issuer, Inc., 4.63%,
6/15/2025
a
25,000 26,319
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 34,000 36,913
4.50%, 9/01/2026 20,000 20,884
5.75%, 2/01/2027 25,000 27,265
MPT Operating Partnership LP / MPT Finance
Corp.
5.50%, 5/01/2024 42,000 42,861
5.25%, 8/01/2026 28,000 29,522
5.00%, 10/15/2027 31,000 33,254
4.63%, 8/01/2029 40,000 42,285
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 9.6% (continued)
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023
a
30,000 31,302
9.13%, 7/15/2026
a
25,000 27,232
6.00%, 1/15/2027
a
70,000 72,272
Natwest Group PLC, 7.65%
d
15,000 22,372
Navient Corp.
7.25%, 1/25/2022 21,000 22,073
6.50%, 6/15/2022 30,000 31,204
5.50%, 1/25/2023 24,000 24,608
7.25%, 9/25/2023 15,000 15,849
6.13%, 3/25/2024 8,000 8,307
5.88%, 10/25/2024 38,000 38,747
5.63%, 8/01/2033 18,000 15,277
Newmark Group, Inc., 6.13%, 11/15/2023 46,000 46,929
NFP Corp., 8.00%, 7/15/2025
a
57,000 59,461
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022
a
5,000 4,230
Onemain Finance Corp.
7.75%, 10/01/2021 18,000 19,027
6.13%, 5/15/2022 32,000 33,710
8.25%, 10/01/2023 6,000 6,745
6.13%, 3/15/2024 46,000 50,138
6.88%, 3/15/2025 21,000 23,490
7.13%, 3/15/2026 60,000 70,413
6.63%, 1/15/2028 70,000 80,178
5.38%, 11/15/2029 17,000 18,053
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
a
80,000 74,417
Provident Funding Associates LP / Pfg Finance
Corp., 6.38%, 6/15/2025
a
35,000 33,427
Quicken Loans, Inc., 5.25%, 1/15/2028
a
50,000 53,982
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,041
6.63%, 3/15/2025 65,000 69,292
4.88%, 3/15/2027 65,000 63,237
RBS Capital Trust II, 6.43%
d
8,000 11,958
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
a
7,000 6,868
7.63%, 6/15/2025
a
30,000 31,487
9.38%, 4/01/2027
a
20,000 20,444
RHP Hotel Properties LP / RHP Finance Corp.
5.00%, 4/15/2023 12,000 11,758
4.75%, 10/15/2027 25,000 23,220
SBA Communications Corp., 3.88%, 2/15/2027
a
60,000 62,107
Service Properties Trust
5.00%, 8/15/2022 20,000 19,731
4.50%, 6/15/2023 20,000 19,267
4.65%, 3/15/2024 25,000 22,863
4.35%, 10/01/2024 40,000 35,830
4.50%, 3/15/2025 25,000 22,476
5.25%, 2/15/2026 20,000 17,997
4.75%, 10/01/2026 70,000 61,724
4.95%, 2/15/2027 20,000 18,128
3.95%, 1/15/2028 75,000 62,128
4.95%, 10/01/2029 20,000 17,418
4.38%, 2/15/2030 20,000 16,525
SLM Corp., 5.13%, 4/05/2022 36,000 36,668
Starwood Property Trust, Inc., 4.75%,
3/15/2025 8,000 7,705
Synovus Financial Corp., 5.90%, 2/07/2029 16,000 16,096

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 9.6% (continued)
UniCredit SpA
5.86%, 6/19/2032
a
25,000 26,853
7.30%, 4/02/2034
a
50,000 58,197
5.46%, 6/30/2035
a
50,000 51,495
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
a
10,000 9,571
7.88%, 2/15/2025
a
60,000 63,174
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
6.00%, 4/15/2023
a
25,000 25,115
8.25%, 10/15/2023 40,000 38,635
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
a
75,000 76,120
4.25%, 12/01/2026
a
50,000 51,478
3.75%, 2/15/2027
a
40,000 40,222
4.63%, 12/01/2029
a
35,000 36,815
4.13%, 8/15/2030
a
50,000 50,565
Washington Prime Group LP, 6.45%, 8/15/2024
b
25,000 9,762
WeWork Cos., Inc., 7.88%, 5/01/2025
a
15,000 10,107
4,731,492
Industrial – 10.1%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
a
30,000 30,856
AECOM, 5.13%, 3/15/2027 43,000 47,043
Amsted Industries, Inc.
5.63%, 7/01/2027
a
30,000 31,703
4.63%, 5/15/2030
a
15,000 15,304
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
a
20,000 15,852
Ard Finance SA, 6.50%, 6/30/2027
a,c
50,000 51,083
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
6.00%, 2/15/2025
a,b
52,000 54,332
5.25%, 4/30/2025
a
30,000 31,841
4.13%, 8/15/2026
a
50,000 51,920
5.25%, 8/15/2027
a
30,000 31,356
Ball Corp.
5.00%, 3/15/2022 25,000 26,326
4.00%, 11/15/2023 60,000 63,960
5.25%, 7/01/2025 45,000 51,311
4.88%, 3/15/2026 43,000 48,942
Berry Global, Inc.
6.00%, 10/15/2022 5,000 5,026
4.88%, 7/15/2026
a
55,000 58,082
5.63%, 7/15/2027
a
30,000 32,095
BMC East LLC, 5.50%, 10/01/2024
a
25,000 25,566
Boise Cascade Co., 4.88%, 7/01/2030
a
35,000 37,439
Bombardier, Inc.
8.75%, 12/01/2021
a
24,000 23,999
5.75%, 3/15/2022
a
15,000 14,242
6.00%, 10/15/2022
a
39,000 36,042
6.13%, 1/15/2023
a
33,000 29,037
7.50%, 12/01/2024
a
37,000 29,951
7.50%, 3/15/2025
a
35,000 28,294
7.88%, 4/15/2027
a
29,000 23,069
Brand Industrial Services, Inc., 8.50%,
7/15/2025
a
50,000 46,247
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.1% (continued)
Builders FirstSource, Inc.
6.75%, 6/01/2027
a
17,000 18,776
5.00%, 3/01/2030
a
15,000 15,723
BWX Technologies, Inc., 4.13%, 6/30/2028
a
10,000 10,450
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
a
35,000 36,014
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
a
15,000 15,595
Clean Harbors, Inc.
4.88%, 7/15/2027
a
21,000 22,248
5.13%, 7/15/2029
a
8,000 8,598
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
a
35,000 33,428
Colfax Corp.
6.00%, 2/15/2024
a
15,000 15,788
6.38%, 2/15/2026
a
30,000 32,494
Cornerstone Building Brands, Inc., 8.00%,
4/15/2026
a
20,000 20,623
Covanta Holding Corp.
5.88%, 7/01/2025 15,000 15,682
6.00%, 1/01/2027 11,000 11,475
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 50,000 52,763
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 50,000 52,281
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 20,000 23,707
Energizer Holdings, Inc.
6.38%, 7/15/2026
a
20,000 21,333
7.75%, 1/15/2027
a
13,000 14,451
EnerSys
5.00%, 4/30/2023
a
28,000 28,630
4.38%, 12/15/2027
a
8,000 8,086
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 10,350
Flex Acquisition Co., Inc.
6.88%, 1/15/2025
a
20,000 20,349
7.88%, 7/15/2026
a
20,000 20,773
Fluor Corp.
3.50%, 12/15/2024 65,000 53,541
4.25%, 9/15/2028 35,000 29,795
Fly Leasing Ltd., 5.25%, 10/15/2024 65,000 52,908
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
a
15,000 16,052
Fortress Transportation & Infrastructure
Investors LLC
6.75%, 3/15/2022
a
20,000 20,270
6.50%, 10/01/2025
a
10,000 9,448
9.75%, 8/01/2027
a
15,000 15,526
Foxtrot Escrow Issuer LLC / Foxtrot Escrow
Corp., 12.25%, 11/15/2026
a
25,000 24,538
Frontdoor, Inc., 6.75%, 8/15/2026
a
15,000 16,162
FXI Holdings, Inc., 7.88%, 11/01/2024
a
20,000 17,371
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
a
25,000 26,199
GFL Environmental, Inc.
7.00%, 6/01/2026
a
30,000 31,975
5.13%, 12/15/2026
a
40,000 42,509
8.50%, 5/01/2027
a
20,000 22,432
Granite US Holdings Corp., 11.00%,
10/01/2027
a
5,000 4,792

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.1% (continued)
Graphic Packaging International LLC
4.88%, 11/15/2022 25,000 26,057
4.13%, 8/15/2024 10,000 10,545
4.75%, 7/15/2027
a
28,000 30,383
3.50%, 3/15/2028
a
16,000 16,236
Greif, Inc., 6.50%, 3/01/2027
a
40,000 42,560
Griffon Corp., 5.75%, 3/01/2028 35,000 36,635
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
a
40,000 40,700
Harsco Corp., 5.75%, 7/31/2027
a
25,000 26,300
Hillenbrand, Inc.
5.75%, 6/15/2025 35,000 37,725
4.50%, 9/15/2026 30,000 32,244
Hillman Group, Inc. (The), 6.38%, 7/15/2022
a
63,000 61,727
Husky III Holding Ltd., 13.00%, 2/15/2025
a,c
25,000 24,545
Ingram Micro, Inc.
5.00%, 8/10/2022 15,000 15,171
5.45%, 12/15/2024 35,000 36,313
JELD-WEN, Inc.
6.25%, 5/15/2025
a
10,000 10,700
4.63%, 12/15/2025
a
5,000 5,050
4.88%, 12/15/2027
a
21,000 21,526
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
a,b
20,000 18,276
Koppers, Inc., 6.00%, 2/15/2025
a
50,000 51,799
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
a
12,000 12,675
LABL Escrow Issuer LLC
6.75%, 7/15/2026
a
45,000 48,614
10.50%, 7/15/2027
a
20,000 21,810
Louisiana-Pacific Corp., 4.88%, 9/15/2024 21,000 21,623
LSB Industries, Inc., 9.63%, 5/01/2023
a
36,000 34,910
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
a,b
6,000 6,139
Masonite International Corp.
5.75%, 9/15/2026
a
6,000 6,292
5.38%, 2/01/2028
a
28,000 30,016
MasTec, Inc.
4.88%, 3/15/2023 61,000 61,560
4.50%, 8/15/2028
a
20,000 20,953
Matthews International Corp., 5.25%,
12/01/2025
a
23,000 21,203
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
a
38,000 38,750
7.25%, 4/15/2025
a
95,000 91,183
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
a
20,000 19,589
Moog, Inc., 4.25%, 12/15/2027
a
17,000 17,321
Navios Maritime Acquisition Corp. / Navios
Acquisition Finance US, Inc., 8.13%,
11/15/2021
a
15,000 8,893
Navios Maritime Holdings, Inc. / Navios
Maritime Finance II US, Inc., 7.38%,
1/15/2022
a
20,000 8,551
New Enterprise Stone & Lime Co., Inc., 6.25%,
3/15/2026
a
15,000 15,451
Norbord, Inc., 6.25%, 4/15/2023
a
6,000 6,380
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
a
20,000 21,110
6.38%, 8/15/2025
a
10,000 10,810
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.1% (continued)
Pactiv LLC
7.95%, 12/15/2025 31,000 33,436
8.38%, 4/15/2027 15,000 16,409
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 8,790
Plastipak Holdings, Inc., 6.25%, 10/15/2025
a
45,000 44,935
Powerteam Services LLC, 9.03%, 12/04/2025
a
30,000 31,764
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
a
45,000 46,431
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
5.13%, 7/15/2023
a
40,000 40,652
7.00%, 7/15/2024
a
50,000 51,311
Rolls-Royce PLC, 3.63%, 10/14/2025
a
85,000 87,844
Rutas 2 And 7 Finance Ltd., 9/30/2036
a,e
15,000 10,226
Sealed Air Corp.
5.25%, 4/01/2023
a
35,000 37,348
5.13%, 12/01/2024
a
25,000 27,206
5.50%, 9/15/2025
a
15,000 16,592
4.00%, 12/01/2027
a
30,000 30,931
6.88%, 7/15/2033
a
13,000 15,808
Sensata Technologies BV
4.88%, 10/15/2023
a
35,000 36,965
5.63%, 11/01/2024
a
25,000 27,207
5.00%, 10/01/2025
a
15,000 16,270
Sensata Technologies, Inc., 4.38%, 2/15/2030
a
31,000 33,233
Signature Aviation US Holdings, Inc.
5.38%, 5/01/2026
a
20,000 20,965
4.00%, 3/01/2028
a
40,000 37,795
Spirit Aerosystems, Inc.
7.50%, 4/15/2025
a
50,000 49,207
3.85%, 6/15/2026 10,000 9,318
Spirit AeroSystems, Inc.
3.95%, 6/15/2023 7,000 5,901
4.60%, 6/15/2028 22,000 17,158
SPX FLOW, Inc.
5.63%, 8/15/2024
a
22,000 22,634
5.88%, 8/15/2026
a
12,000 12,559
SSL Robotics LLC, 9.75%, 12/31/2023
a
30,000 33,304
Standard Industries, Inc.
6.00%, 10/15/2025
a
25,000 26,031
4.75%, 1/15/2028
a
30,000 32,012
4.38%, 7/15/2030
a
40,000 43,194
Stericycle, Inc., 5.38%, 7/15/2024
a
20,000 21,028
Stevens Holding Co., Inc., 6.13%, 10/01/2026
a
25,000 26,720
Summit Materials LLC / Summit Materials
Finance Corp.
5.13%, 6/01/2025
a
15,000 15,342
5.25%, 1/15/2029
a
25,000 26,031
Teekay Corp., 9.25%, 11/15/2022
a
15,000 14,733
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
a
20,000 17,495
Tervita Corp., 7.63%, 12/01/2021
a
7,000 5,564
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
a
20,000 19,730
TopBuild Corp., 5.63%, 5/01/2026
a
8,000 8,341
Transdigm, Inc.
8.00%, 12/15/2025
a
50,000 54,259
5.50%, 11/15/2027 55,000 52,161

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.1% (continued)
TransDigm, Inc.
6.50%, 7/15/2024 60,000 60,227
6.50%, 5/15/2025 15,000 14,771
6.25%, 3/15/2026
a
115,000 121,354
6.38%, 6/15/2026 80,000 78,436
7.50%, 3/15/2027 10,000 10,200
Trident TPI Holdings, Inc., 9.25%, 8/01/2024
a
15,000 15,932
TriMas Corp., 4.88%, 10/15/2025
a
7,000 7,162
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,660
Triumph Group, Inc.
5.25%, 6/01/2022 5,000 4,080
6.25%, 9/15/2024
a
20,000 17,891
7.75%, 8/15/2025 18,000 11,643
TTM Technologies, Inc., 5.63%, 10/01/2025
a
7,000 7,148
Tutor Perini Corp., 6.88%, 5/01/2025
a,b
40,000 39,900
US Concrete, Inc., 6.38%, 6/01/2024 27,000 27,574
Vertical Holdco GMBH, 7.63%, 7/15/2028
a
10,000 10,635
Vertical US Newco, Inc., 5.25%, 7/15/2027
a
50,000 52,804
Waste Pro USA, Inc., 5.50%, 2/15/2026
a
27,000 27,518
Weekley Homes LLC / Weekley Finance Corp.,
6.00%, 2/01/2023 5,000 5,000
Welbilt, Inc., 9.50%, 2/15/2024 25,000 23,680
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
a
25,000 21,578
WESCO Distribution, Inc.
5.38%, 6/15/2024 35,000 35,925
7.13%, 6/15/2025
a
50,000 54,906
7.25%, 6/15/2028
a
70,000 76,489
XPO CNW, Inc., 6.70%, 5/01/2034 20,000 20,814
XPO Logistics, Inc.
6.50%, 6/15/2022
a
35,000 35,095
6.13%, 9/01/2023
a
15,000 15,304
6.75%, 8/15/2024
a
48,000 51,605
6.25%, 5/01/2025
a
30,000 32,462
4,983,011
Technology – 3.7%
Advanced Micro Devices, Inc., 7.50%,
8/15/2022 14,000 15,599
Ams AG, 7.00%, 7/31/2025
a
10,000 10,371
Ascend Learning LLC
6.88%, 8/01/2025
a
25,000 25,784
6.88%, 8/01/2025
a
10,000 10,249
Banff Merger Sub, Inc., 9.75%, 9/01/2026
a
45,000 47,560
Blackboard, Inc., 10.38%, 11/15/2024
a
18,000 17,711
Booz Allen Hamilton, Inc., 5.13%, 5/01/2025
a
7,000 7,133
BY Crown Parent LLC / By Bond Finance, Inc.,
4.25%, 1/31/2026
a
25,000 26,020
Camelot Finance SA, 4.50%, 11/01/2026
a
35,000 36,430
Castle US Holding Corp., 9.50%, 2/15/2028
a
20,000 18,436
CDK Global, Inc.
5.00%, 10/15/2024 20,000 22,559
5.25%, 5/15/2029
a
25,000 27,343
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 19,106
4.25%, 4/01/2028 35,000 37,439
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
a
40,000 40,883
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Technology – 3.7% (continued)
Dell, Inc.
6.50%, 4/15/2038 7,000 7,907
5.40%, 9/10/2040 20,000 21,188
Diebold Nixdorf, Inc.
8.50%, 4/15/2024
b
5,000 4,584
9.38%, 7/15/2025
a
25,000 26,523
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 33,000 33,272
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
a
20,000 21,899
10.25%, 2/15/2027
a
15,000 17,026
EMC Corp., 3.38%, 6/01/2023 47,000 49,265
Entegris, Inc., 4.63%, 2/10/2026
a
36,000 37,451
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
a
10,000 2,486
Genesys Telecommunications Laboratories,
Inc./Greeneden Lux 3 Sarl/Greeneden US Ho,
10.00%, 11/30/2024
a
20,000 21,341
Granite Merger Sub 2, Inc., 11.00%, 7/15/2027
a
20,000 20,839
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc.,
6.00%, 7/15/2025
a
70,000 73,098
Microchip Technology, Inc., 4.25%, 9/01/2025
a
60,000 62,834
MSCI, Inc.
4.75%, 8/01/2026
a
60,000 63,083
5.38%, 5/15/2027
a
20,000 21,720
4.00%, 11/15/2029
a
50,000 53,912
3.63%, 9/01/2030
a
12,000 12,771
MTS Systems Corp., 5.75%, 8/15/2027
a
60,000 58,364
NCR Corp.
8.13%, 4/15/2025
a
30,000 33,295
6.13%, 9/01/2029
a
11,000 12,056
Nuance Communications, Inc., 5.63%,
12/15/2026 50,000 53,793
Open Text Corp., 3.88%, 2/15/2028
a
40,000 41,575
Open Text Holdings, Inc., 4.13%, 2/15/2030
a
30,000 31,772
Pitney Bowes, Inc.
5.70%, 4/01/2023 10,000 8,831
4.63%, 3/15/2024 15,000 12,628
Presidio Holdings, Inc.
4.88%, 2/01/2027
a
25,000 25,464
8.25%, 2/01/2028
a
15,000 15,673
PTC, Inc.
3.63%, 2/15/2025
a
50,000 51,802
4.00%, 2/15/2028
a
27,000 28,360
Qorvo, Inc.
5.50%, 7/15/2026 45,000 48,362
4.38%, 10/15/2029
a
40,000 43,035
Rackspace Hosting, Inc., 8.63%, 11/15/2024
a
30,000 31,454
Riverbed Technology, Inc., 8.88%, 3/01/2023
a
10,000 6,129
Solera LLC / Solera Finance, Inc., 10.50%,
3/01/2024
a
60,000 63,485
SS&C Technologies, Inc., 5.50%, 9/30/2027
a
75,000 80,567
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 6.75%, 6/01/2025
a
25,000 25,909
Vericast Corp., 8.38%, 8/15/2022
a
20,000 16,157
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%,
2/01/2024
a
100,000 91,860
Western Digital Corp., 4.75%, 2/15/2026 75,000 81,456

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Technology – 3.7% (continued)
Xerox Corp.
4.13%, 3/15/2023 26,000 26,783
3.80%, 5/15/2024
b
8,000 8,101
4.80%, 3/01/2035 8,000 7,540
6.75%, 12/15/2039 11,000 11,859
1,830,132
Utilities – 2.2%
AES Corp. (The), 6.00%, 5/15/2026 10,000 10,613
Amerigas Partners LP / Amerigas Finance Corp.,
5.50%, 5/20/2025 25,000 27,003
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 27,000 29,168
5.75%, 5/20/2027 15,000 16,436
Calpine Corp.
5.50%, 2/01/2024 21,000 21,336
5.25%, 6/01/2026
a
39,000 40,568
4.50%, 2/15/2028
a
6,000 6,243
5.13%, 3/15/2028
a
40,000 41,592
4.63%, 2/01/2029
a
20,000 20,275
5.00%, 2/01/2031
a
30,000 30,860
Clearway Energy Operating LLC, 4.75%,
3/15/2028
a
40,000 42,928
DPL, Inc.
4.13%, 7/01/2025
a
25,000 26,326
4.35%, 4/15/2029
b
27,000 28,424
Nextera Energy Operating Partners LP, 4.25%,
7/15/2024
a
50,000 53,266
NextEra Energy Operating Partners LP
4.25%, 9/15/2024
a
45,000 48,090
3.88%, 10/15/2026
a
22,000 23,181
4.50%, 9/15/2027
a
10,000 10,944
NRG Energy, Inc.
7.25%, 5/15/2026 79,000 85,032
6.63%, 1/15/2027 35,000 37,512
5.75%, 1/15/2028 30,000 33,022
5.25%, 6/15/2029
a
70,000 77,248
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
a
25,000 26,563
PG&E Corp., 5.25%, 7/01/2030 35,000 36,432
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
a
20,000 18,566
Talen Energy Supply LLC
6.50%, 6/01/2025 20,000 13,475
10.50%, 1/15/2026
a
20,000 15,487
7.25%, 5/15/2027
a
25,000 25,979
6.63%, 1/15/2028
a
15,000 15,120
7.63%, 6/01/2028
a
15,000 15,680
Terraform Global Operating LLC, 6.13%,
3/01/2026
a
20,000 20,176
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,102
6.50%, 3/15/2040 10,000 10,215
Vistra Operations Co. LLC
5.50%, 9/01/2026
a
48,000 50,746
5.63%, 2/15/2027
a
56,000 60,059
5.00%, 7/31/2027
a
30,000 31,913
1,060,580
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Total Corporate Bonds (cost $45,424,190) 48,079,690
Investment Companies – 0.3% Shares
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $168,329) 168,329 168,329
Investment of Cash Collateral for Securities Loaned – 2.2%
Registered Investment Companies – 2.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.09%
f,g
(cost $1,088,770) 1,088,770 1,088,770
Total Investments (cost $46,681,289) 100.3% 49,336,789
Liabilities, Less Cash and Receivables (0.3)% (151,208)
Net Assets 100.0% 49,185,581
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $27,116,643 or 55.13% of net asset.
b
Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $1,395,800 and the value of the collateral was $1,430,716, consisting of cash collateral of
$1,088,770 and U.S. Government & Agency securities valued at $341,946.
c
All of a portion of this secuirty is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
d
Perpetual bond with no specified maturity date.
e
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
g
The rate shown is the 1-day yield as of July 31, 2020.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
1
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
2
CDX North American High Yield Swap 6/20/2025 94,000 3,054 (5,941) 8,995
1
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. Each fund is an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. Each fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation:
The fair value of a financial instrument
is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.
This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1 measurements) and the lowest priority to unobservable
inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—unadjusted quoted prices in active markets for
identical investments.
Level 2
—other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board.
These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within
Level 1 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of July 31, 2020 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 55,725,734 — — — — — 55,725,734
Investment Companies 52,849 — — — — — 52,849
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 35,456,137 — — — — — 35,456,137
Warrants — — 3,399 — — — 3,399
Investment Companies 28,301 — — — — — 28,301
Investment of Cash Collateral for
Securities Loaned 273,002 — — — — — 273,002
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 38,660,035 — — — — — 38,660,035
Investment Companies 15,293 — — — — — 15,293
Investment of Cash Collateral for
Securities Loaned 693,900 — — — — — 693,900
Other Financial Instruments:
Futures
††
2 — — — — — 2
BNY Mellon International Equity ETF
Common Stocks 31,162,681 — — — — — 31,162,681
Preferred Stocks 151,143 — — — — — 151,143
Rights 2,624 — — — — — 2,624
Short-Term Investments — — 34,979 — — — 34,979
Investment Companies 119,691 — — — — — 119,691
Investment of Cash Collateral for
Securities Loaned 14,416 — — — — — 14,416
Other Financial Instruments:
Futures
††
325 — — — — — 325
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 29,187,633 — — — — — 29,187,633
Preferred Stocks 828,711 — — — — — 828,711
Rights 409 — — — — — 409
Exchange-Traded Funds 3,179,308 — — — — — 3,179,308
Short-Term Investments — — 44,973 — — — 44,973
Investment Companies 165,585 — — — — — 165,585
Investment of Cash Collateral for
Securities Loaned 24,710 — — — — — 24,710
Other Financial Instruments:
Futures
††
30,620 — — — — — 30,620
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 108,196 — — — 108,196
Commercial Mortgage-Backed
Securities — — 397,928 — — — 397,928
Corporate Bonds — — 8,829,891 — — — 8,829,891
Foreign Governmental — — 715,658 — — — 715,658
Municipal Securities — — 99,502 — — — 99,502
Supranational Bank — — 405,946 — — — 405,946

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
TBA Securities:
 During the period ended July 31, 2020,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities
on a forward commitment basis. A TBA transaction typically
does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry
guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities
subject to a forward commitment to sell at period end are
included at the end of the fund’s Statement of Investments
under the caption “TBA Sale Commitments.” The proceeds
and value of these commitments are reflected as Receivable
for TBA sale commitments (included in receivable securities
sold) and TBA sale commitments, at value, respectively.
Derivatives:
A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Each type of derivative instrument that was held by the fund during the
period ended July 31, 2020
is discussed below.
Futures:
In the normal course of pursuing their investment
objective, exposed to market risk, including equity price
risk, as a result of changes in value of underlying financial instruments. BNY Mellon US Small Cap Core Equity
ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets ETF invest in futures in order to
manage their exposure to or protect against changes in the
market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes
a realized gain or loss
.
There is minimal counterparty credit
risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.
Futures open at July 31, 2020, are set forth in the Statement of Investments for each fund.
Swap Agreements:
 BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or
return generated by, one nominal instrument for the return
generated by another nominal instrument. Swap agreements
are privately negotiated in the OTC market or centrally
cleared. The fund enters into these agreements to hedge
certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements. Once the interim payments are settled in cash, the net amount is recorded as a realized gain
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
U.S. Government Agencies
Mortgage-Backed — — 8,820,211 — — — 8,820,211
U.S. Treasury Government
Securities — — 11,308,095 — — — 11,308,095
Investment Companies 460,926 — — — — — 460,926
Investment of Cash Collateral for
Securities Loaned 41,900 — — — — — 41,900
TBA Sale Commitments — — — (159,573) — — (159,573)
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 28,197,088 — — — 28,197,088
Investment Companies 156,933 — — — — — 156,933
Investment of Cash Collateral for
Securities Loaned 74,200 — — — — — 74,200
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 48,079,690 — — — 48,079,690
Investment Companies 168,329 — — — — — 168,329
Investment of Cash Collateral for
Securities Loaned 1,088,770 — — — — — 1,088,770
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 8,995 — — — 8,995
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

(loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements. Upfront payments made
and/or received by the fund, are recorded as an asset and/
or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss).
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps:
Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or
to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for
these agreements are limited to the notional amount of each
swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation. Notional amounts of all credit default swap
agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. .
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.